UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03732

MFS VARIABLE INSURANCE TRUST II

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue,

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015*

*	Effective April 30, 2015, MFS Bond Portfolio was redesignated MFS Corporate Bond Portfolio.

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

March 31, 2015

MFS® BLENDED RESEARCH® CORE EQUITY PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

3/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.3%
Aerospace – 3.8%
Precision Castparts Corp.	17,883	$3,755,430
Textron, Inc.	123,663	5,481,981
United Technologies Corp.	70,575	8,271,390

		$17,508,801

Airlines – 0.5%
United Continental Holdings, Inc. (a)	32,114	$2,159,666

Automotive – 1.3%
Johnson Controls, Inc.	119,834	$6,044,427

Biotechnology – 3.9%
Biogen, Inc. (a)	24,615	$10,393,438
Gilead Sciences, Inc. (a)	27,265	2,675,514
Illumina, Inc. (a)	26,445	4,909,250

		$17,978,202

Broadcasting – 0.7%
Time Warner, Inc.	40,124	$3,388,071

Business Services – 3.4%
Accenture PLC, “A”	48,837	$4,575,539
Cognizant Technology Solutions Corp., “A” (a)	79,391	4,953,204
FleetCor Technologies, Inc. (a)	41,117	6,205,378

		$15,734,121

Cable TV – 2.1%
Comcast Corp., “A”	100,833	$5,694,040
Time Warner Cable, Inc.	28,923	4,334,979

		$10,029,019

Chemicals – 2.2%
LyondellBasell Industries N.V., “A”	65,763	$5,773,991
Monsanto Co.	38,810	4,367,677

		$10,141,668

Computer Software – 3.3%
Citrix Systems, Inc. (a)	89,797	$5,735,334
Intuit, Inc.	45,932	4,453,567
Microsoft Corp.	128,938	5,241,974

		$15,430,875

Computer Software – Systems – 3.7%
Apple, Inc.	105,404	$13,115,420
Hewlett-Packard Co.	134,129	4,179,460

		$17,294,880

Construction – 1.0%
Pulte Homes, Inc.	139,152	$3,093,349
Sherwin-Williams Co.	5,669	1,612,831

		$4,706,180

Consumer Products – 2.1%
Procter & Gamble Co.	117,042	$9,590,421

Electrical Equipment – 0.5%
General Electric Co.	103,538	$2,568,778

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Electronics – 2.8%
Avago Technologies Ltd.	51,970	$6,599,151
Broadcom Corp., “A”	151,971	6,579,584

		$13,178,735

Energy – Independent – 2.9%
EOG Resources, Inc.	63,588	$5,830,384
Marathon Petroleum Corp.	76,438	7,826,487

		$13,656,871

Energy – Integrated – 4.1%
Chevron Corp.	53,653	$5,632,492
Exxon Mobil Corp.	157,310	13,371,350

		$19,003,842

Food & Beverages – 4.0%
Archer Daniels Midland Co.	84,698	$4,014,685
Coca-Cola Co.	97,829	3,966,966
General Mills, Inc.	86,391	4,889,731
Mondelez International, Inc.	159,794	5,766,965

		$18,638,347

Food & Drug Stores – 2.1%
CVS Health Corp.	96,269	$9,935,923

Gaming & Lodging – 1.1%
Royal Caribbean Cruises Ltd.	63,219	$5,174,475

General Merchandise – 2.0%
Kohl’s Corp.	97,086	$7,596,980
Target Corp.	18,822	1,544,722

		$9,141,702

Health Maintenance Organizations – 2.2%
Anthem, Inc.	42,477	$6,558,874
Centene Corp. (a)	26,544	1,876,395
Health Net, Inc. (a)	33,344	2,016,979

		$10,452,248

Insurance – 5.2%
Berkshire Hathaway, Inc., “B” (a)	10,579	$1,526,761
Everest Re Group Ltd.	27,702	4,820,148
MetLife, Inc.	142,462	7,201,454
Prudential Financial, Inc.	81,180	6,519,566
Validus Holdings Ltd.	98,075	4,128,958

		$24,196,887

Internet – 4.7%
Facebook, Inc., “A “ (a)	128,904	$10,597,842
Google, Inc., “A” (a)	7,077	3,925,612
Google, Inc., “C” (a)	5,162	2,828,776
Yahoo!, Inc. (a)	104,797	4,656,655

		$22,008,885

Leisure & Toys – 1.6%
Electronic Arts, Inc. (a)	129,682	$7,627,247

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Machinery & Tools – 1.4%
Illinois Tool Works, Inc.	25,780	$2,504,269
Joy Global, Inc.	66,810	2,617,616
Roper Industries, Inc.	8,089	1,391,308

		$6,513,193

Major Banks – 6.1%
Goldman Sachs Group, Inc.	41,851	$7,866,732
JPMorgan Chase & Co.	193,931	11,748,340
Wells Fargo & Co.	162,360	8,832,384

		$28,447,456

Medical Equipment – 2.2%
Abbott Laboratories	70,368	$3,260,149
Medtronic PLC	89,493	6,979,559

		$10,239,708

Metals & Mining – 0.3%
United States Steel Corp.	51,854	$1,265,238

Network & Telecom – 1.9%
Cisco Systems, Inc.	327,574	$9,016,474

Oil Services – 0.6%
Ensco PLC, “A”	134,531	$2,834,568

Other Banks & Diversified Financials – 3.0%
Citigroup, Inc.	148,800	$7,666,176
Discover Financial Services	108,852	6,133,810

		$13,799,986

Pharmaceuticals – 7.1%
Bristol-Myers Squibb Co.	132,268	$8,531,286
Johnson & Johnson	61,811	6,218,187
Merck & Co., Inc.	172,441	9,911,909
Pfizer, Inc.	241,217	8,391,939

		$33,053,321

Railroad & Shipping – 1.5%
Union Pacific Corp.	62,751	$6,796,561

Real Estate – 1.3%
Iron Mountain, Inc., REIT	68,741	$2,507,672
Public Storage, Inc., REIT	17,578	3,465,327

		$5,972,999

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Restaurants – 1.3%
McDonald’s Corp.	30,246	$2,947,170
YUM! Brands, Inc.	38,283	3,013,638

		$5,960,808

Specialty Stores – 3.9%
AutoZone, Inc. (a)	11,559	$7,885,087
Best Buy Co., Inc.	117,706	4,448,110
Ross Stores, Inc.	57,381	6,045,662

		$18,378,859

Telecommunications – Wireless – 0.9%
American Tower Corp., REIT	44,881	$4,225,546

Telephone Services – 1.8%
Frontier Communications Corp.	314,805	$2,219,375
Verizon Communications, Inc.	132,141	6,426,017

		$8,645,392

Tobacco – 2.0%
Lorillard, Inc.	31,484	$2,057,479
Philip Morris International, Inc.	94,501	7,118,760

		$9,176,239

Utilities – Electric Power – 2.8%
AES Corp.	309,609	$3,978,476
American Electric Power Co., Inc.	92,242	5,188,612
Edison International	59,600	3,723,212

		$12,890,300

Total Common Stocks		$462,806,919

MONEY MARKET FUNDS – 0.1%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	684,484	$684,484

Total Investments		$463,491,403

OTHER ASSETS, LESS LIABILITIES – 0.6%		2,574,130

Net Assets – 100.0%		$466,065,533

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

3/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$462,806,919	$—	$—	$462,806,919
Mutual Funds	684,484	—	—	684,484
Total Investments	$463,491,403	$—	$—	$463,491,403

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$374,780,370
Gross unrealized appreciation	97,267,925
Gross unrealized depreciation	(8,556,892)
Net unrealized appreciation (depreciation)	$88,711,033

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

3

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,434,210	16,336,731	(18,086,457)	684,484

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$455	$684,484

4

QUARTERLY REPORT

March 31, 2015

MFS® BOND PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

3/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

BONDS – 96.7%
Apparel Manufacturers – 0.6%
Hanesbrands, Inc., 6.375%, 12/15/20	$1,569,000	$1,665,101
PVH Corp., 4.5%, 12/15/22	190,000	192,850

		$1,857,951

Asset-Backed & Securitized – 0.9%
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.777%, 12/28/40 (z)	$267,362	$161,108
Commercial Mortgage Acceptance Corp., FRN, 1.58%, 9/15/30 (i)	191,814	7,234
Falcon Franchise Loan LLC, FRN, 23.05%, 1/05/25 (i)(z)	90,085	21,395
GMAC LLC, FRN, 7.85%, 4/15/34 (d)(n)(q)	185,522	106,758
Greenwich Capital Commercial Funding Corp., FRN, 5.784%, 7/10/38	350,000	366,436
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.775%, 6/15/49	1,195,039	1,277,854
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.556%, 7/15/42 (n)	765,072	182,699
KKR Financial CLO Ltd., “C”, FRN, 1.707%, 5/15/21 (n)	505,395	502,772
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.05%, 2/18/30 (i)	203,396	4,305
Morgan Stanley Capital I, Inc., FRN, 0.576%, 11/15/30 (i)(n)	972,985	21,220

		$2,651,781

Automotive – 4.8%
American Honda Finance Corp., 2.125%, 2/28/17 (n)	$1,672,000	$1,710,008
Ford Motor Credit Co. LLC, 4.207%, 4/15/16	560,000	576,007
General Motors Co., 6.25%, 10/02/43	1,257,000	1,539,903
General Motors Financial Co., 2.75%, 5/15/16	170,000	171,897
Harley-Davidson Financial Services, Inc. 3.875%, 3/15/16 (n)	1,061,000	1,090,894
Harley-Davidson Financial Services, Inc., 2.7%, 3/15/17 (n)	942,000	968,917
Hyundai Capital America, 2.6%, 3/19/20 (z)	600,000	606,360
Lear Corp., 4.75%, 1/15/23	787,000	790,935
Lear Corp., 5.375%, 3/15/24	690,000	714,150
Nissan Motor Acceptance Corp., 1.95%, 9/12/17 (n)	908,000	922,467
TRW Automotive, Inc., 4.5%, 3/01/21 (n)	940,000	947,050
TRW Automotive, Inc., 7.25%, 3/15/17 (n)	1,613,000	1,764,219
Volkswagen International Finance N.V., 1.15%, 11/20/15 (n)	1,895,000	1,902,599
Volkswagen International Finance N.V., 2.375%, 3/22/17 (n)	500,000	511,550

		$14,216,956

Issuer	Shares/Par	Value ($)

BONDS – continued
Biotechnology – 0.8%
Life Technologies Corp., 6%, 3/01/20	$2,172,000	$2,508,428

Broadcasting – 1.6%
Discovery Communications, Inc., 4.875%, 4/01/43	$264,000	$275,858
Grupo Televisa S.A.B., 5%, 5/13/45	269,000	279,989
News America, Inc., 8.5%, 2/23/25	770,000	1,050,236
Omnicom Group, Inc., 3.625%, 5/01/22	1,283,000	1,345,465
SES Global Americas Holdings GP, 2.5%, 3/25/19 (n)	578,000	579,826
SES S.A., 3.6%, 4/04/23 (n)	346,000	362,158
Time Warner, Inc., 5.35%, 12/15/43	685,000	799,316

		$4,692,848

Brokerage & Asset Managers – 0.4%
CME Group, Inc., 3%, 3/15/25	$891,000	$900,047
Franklin Resources, Inc., 1.375%, 9/15/17	374,000	375,675

		$1,275,722

Building – 2.2%
CEMEX Finance LLC, 6%, 4/01/24 (n)	$1,198,000	$1,195,005
CEMEX S.A.B. de C.V., 5.7%, 1/11/25 (n)	599,000	590,913
Martin Marietta Materials, Inc., 4.25%, 7/02/24	850,000	891,151
Masco Corp., 4.45%, 4/01/25	560,000	578,200
Mohawk Industries, Inc., 6.125%, 1/15/16	1,625,000	1,686,828
Mohawk Industries, Inc., 3.85%, 2/01/23	999,000	1,014,140
Owens Corning, Inc., 6.5%, 12/01/16	26,000	27,954
Owens Corning, Inc., 4.2%, 12/15/22	601,000	627,178

		$6,611,369

Business Services – 0.7%
Equinix, Inc., 5.75%, 1/01/25	$285,000	$297,113
Fidelity National Information Services, Inc., 2%, 4/15/18	135,000	135,657
Fidelity National Information Services, Inc., 5%, 3/15/22	1,270,000	1,346,606
Fidelity National Information Services, Inc., 3.5%, 4/15/23	416,000	417,439

		$2,196,815

Cable TV – 3.2%
CCO Holdings LLC, 5.25%, 9/30/22	$1,395,000	$1,426,388
Comcast Corp., 4.65%, 7/15/42	628,000	700,025
Comcast Corp., 4.75%, 3/01/44	1,220,000	1,403,810
Cox Communications, Inc., 6.25%, 6/01/18 (n)	261,000	296,489
NBCUniversal Enterprise, Inc., 1.974%, 4/15/19 (n)	578,000	581,623
SIRIUS XM Radio, Inc., 5.875%, 10/01/20 (n)	25,000	26,062
SIRIUS XM Radio, Inc., 5.75%, 8/01/21 (n)	1,375,000	1,433,437
SIRIUS XM Radio, Inc., 5.375%, 4/15/25 (n)	170,000	170,850
Time Warner Cable, Inc., 8.25%, 4/01/19	850,000	1,039,669

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Cable TV – continued
Time Warner Cable, Inc., 5%, 2/01/20	$354,000	$395,049
Time Warner Cable, Inc., 4.5%, 9/15/42	80,000	82,061
Time Warner Entertainment Co. LP, 8.375%, 7/15/33	266,000	390,104
Videotron Ltd., 5%, 7/15/22	1,555,000	1,601,650

		$9,547,217

Chemicals – 3.0%
Celanese U.S. Holdings LLC, 4.625%, 11/15/22	$1,356,000	$1,366,170
CF Industries, Inc., 5.15%, 3/15/34	753,000	825,218
CF Industries, Inc., 3.45%, 6/01/23	62,000	62,573
CF Industries, Inc., 4.95%, 6/01/43	356,000	376,215
Dow Chemical Co., 8.55%, 5/15/19	1,413,000	1,769,101
LYB International Finance B.V., 4.875%, 3/15/44	676,000	726,127
LyondellBasell Industries N.V., 5%, 4/15/19	939,000	1,035,496
LyondellBasell Industries N.V., 6%, 11/15/21	1,256,000	1,476,491
Monsanto Co., 4.7%, 7/15/64	1,025,000	1,115,385

		$8,752,776

Computer Software – 0.5%
Oracle Corp., 3.4%, 7/08/24	$1,107,000	$1,163,666
VeriSign, Inc., 4.625%, 5/01/23	425,000	423,937

		$1,587,603

Computer Software – Systems – 0.2%
Seagate HDD Cayman, 3.75%, 11/15/18	$442,000	$460,643

Conglomerates – 0.4%
Roper Industries, Inc., 1.85%, 11/15/17	$1,171,000	$1,179,095

Consumer Products – 0.9%
Hasbro, Inc., 5.1%, 5/15/44	$1,138,000	$1,211,327
Mattel, Inc., 1.7%, 3/15/18	393,000	391,164
Mattel, Inc., 5.45%, 11/01/41	460,000	496,406
Newell Rubbermaid, Inc., 2.05%, 12/01/17	589,000	592,221

		$2,691,118

Consumer Services – 1.4%
ADT Corp., 4.125%, 6/15/23	$1,915,000	$1,790,525
Priceline Group, Inc., 3.65%, 3/15/25	769,000	782,588
Service Corp. International, 5.375%, 1/15/22	170,000	177,650
Service Corp. International, 5.375%, 5/15/24	1,220,000	1,274,900

		$4,025,663

Containers – 1.3%
Ball Corp., 5%, 3/15/22	$1,206,000	$1,260,270
Ball Corp., 4%, 11/15/23	691,000	673,725
Crown American LLC, 4.5%, 1/15/23	1,853,000	1,869,214

		$3,803,209

Defense Electronics – 0.5%
BAE Systems Holdings, Inc., 6.375%, 6/01/19 (n)	$1,358,000	$1,575,717

Issuer	Shares/Par	Value ($)

BONDS – continued
Electrical Equipment – 0.2%
Arrow Electronics, Inc., 3.5%, 4/01/22	$478,000	$479,119

Electronics – 1.6%
Flextronics International Ltd., 4.625%, 2/15/20	$2,018,000	$2,116,377
Jabil Circuit, Inc., 4.7%, 9/15/22	399,000	412,965
Lam Research Corp., 2.75%, 3/15/20	496,000	498,771
Micron Technology, Inc., 5.5%, 2/01/25 (n)	890,000	896,675
Tyco Electronics Group S.A., 6.55%, 10/01/17	360,000	403,606
Tyco Electronics Group S.A., 2.375%, 12/17/18	229,000	233,313
Tyco Electronics Group S.A., 3.5%, 2/03/22	252,000	262,895

		$4,824,602

Emerging Market Quasi-Sovereign – 1.2%
Comision Federal de Electricidad, 5.75%, 2/14/42	$465,000	$516,150
Comision Federal de Electricidad, 5.75%, 2/14/42 (n)	285,000	316,350
NOVA Chemicals Corp., 5.25%, 8/01/23 (n)	956,000	999,020
NOVA Chemicals Corp., 5%, 5/01/25 (n)	647,000	676,115
Petroleos Mexicanos, 4.5%, 1/23/26 (n)	945,000	962,955
Petroleos Mexicanos, 5.5%, 6/27/44 (n)	10,000	10,087

		$3,480,677

Energy – Independent – 3.6%
Anadarko Petroleum Corp., 6.375%, 9/15/17	$1,337,000	$1,487,588
Anadarko Petroleum Corp., 4.5%, 7/15/44	1,075,000	1,099,772
Canadian Natural Resources Ltd., 3.8%, 4/15/24	52,000	52,042
Cimarex Energy Co., 4.375%, 6/01/24	1,467,000	1,455,998
Concho Resources, Inc., 5.5%, 4/01/23	1,203,000	1,211,902
EQT Corp., 4.875%, 11/15/21	253,000	266,249
Hess Corp., 8.125%, 2/15/19	440,000	528,284
Hess Corp., 3.5%, 7/15/24	680,000	677,083
Noble Energy, Inc., 4.15%, 12/15/21	1,920,000	2,033,558
Pioneer Natural Resources Co., 7.5%, 1/15/20	1,518,000	1,802,669

		$10,615,145

Entertainment – 0.1%
Carnival Corp., 1.875%, 12/15/17	$435,000	$436,553

Financial Institutions – 3.5%
Aircastle Ltd., 5.5%, 2/15/22	$30,000	$31,913
CIT Group, Inc., 4.25%, 8/15/17	353,000	357,413
CIT Group, Inc., 5.25%, 3/15/18	365,000	377,775
CIT Group, Inc., 6.625%, 4/01/18 (n)	1,900,000	2,037,750
General Electric Capital Corp., 1.6%, 11/20/17	883,000	891,422
General Electric Capital Corp., 5.5%, 1/08/20	1,470,000	1,702,116
General Electric Capital Corp., 3.15%, 9/07/22	181,000	187,190
International Lease Finance Corp., 7.125%, 9/01/18 (n)	570,000	639,825

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Financial Institutions – continued
International Lease Finance Corp., 5.875%, 8/15/22	$1,000,000	$1,110,000
SLM Corp., 6.25%, 1/25/16	1,007,000	1,037,210
SLM Corp., 6%, 1/25/17	1,147,000	1,206,501
SLM Corp., 4.875%, 6/17/19	161,000	160,597
SLM Corp., 8%, 3/25/20	468,000	519,527

		$10,259,239

Food & Beverages – 5.2%
Anheuser-Busch Inbev S.A., 4.625%, 2/01/44	$926,000	$1,026,405
Constellation Brands, Inc., 7.25%, 9/01/16	1,119,000	1,201,526
Constellation Brands, Inc., 4.25%, 5/01/23	965,000	992,744
Heineken N.V., 1.4%, 10/01/17 (n)	114,000	114,562
J.M. Smucker Co., 2.5%, 3/15/20 (z)	303,000	307,066
J.M. Smucker Co., 3.5%, 10/15/21	880,000	928,470
J.M. Smucker Co., 4.375%, 3/15/45 (z)	324,000	337,660
Kraft Foods Group, Inc., 6.5%, 2/09/40	1,959,000	2,536,609
Mead Johnson Nutrition Co., 4.6%, 6/01/44	1,093,000	1,150,687
Pernod Ricard S.A., 5.75%, 4/07/21 (n)	831,000	964,351
SABMiller Holdings, Inc., 3.75%, 1/15/22 (n)	1,341,000	1,410,677
Smithfield Foods, Inc., 6.625%, 8/15/22	348,000	372,360
Tyson Foods, Inc., 6.6%, 4/01/16	2,229,000	2,351,385
Tyson Foods, Inc., 4.5%, 6/15/22	598,000	659,775
Tyson Foods, Inc., 5.15%, 8/15/44	368,000	428,295
Wm. Wrigley Jr. Co., 2.9%, 10/21/19 (n)	505,000	520,683

		$15,303,255

Food & Drug Stores – 1.5%
CVS Health Corp., 3.25%, 5/18/15	$296,000	$296,992
CVS Health Corp., 5.75%, 6/01/17	200,000	219,625
CVS Health Corp., 2.75%, 12/01/22	500,000	502,362
CVS Health Corp., 5.75%, 5/15/41	1,465,000	1,870,030
Walgreens Boots Alliance, Inc., 2.7%, 11/18/19	1,433,000	1,463,950

		$4,352,959

Forest & Paper Products – 1.5%
Georgia-Pacific LLC, 5.4%, 11/01/20 (n)	$806,000	$919,526
International Paper Co., 6%, 11/15/41	860,000	1,020,790
International Paper Co., 4.8%, 6/15/44	994,000	1,020,884
Packaging Corp. of America, 3.9%, 6/15/22	712,000	740,135
Packaging Corp. of America, 3.65%, 9/15/24	850,000	854,688

		$4,556,023

Gaming & Lodging – 0.8%
Host Hotels & Resorts, Inc., REIT, 4.75%, 3/01/23	$157,000	$169,211
Wyndham Worldwide Corp., 2.5%, 3/01/18	811,000	814,412
Wyndham Worldwide Corp., 4.25%, 3/01/22	1,227,000	1,280,524

		$2,264,147

Issuer	Shares/Par	Value ($)

BONDS – continued
Insurance – 1.7%
American International Group, Inc., 6.4%, 12/15/20	$1,200,000	$1,453,578
American International Group, Inc., 4.5%, 7/16/44	1,417,000	1,521,032
Unum Group, 7.125%, 9/30/16	500,000	542,042
Unum Group, 4%, 3/15/24	637,000	673,590
UnumProvident Corp., 6.85%, 11/15/15 (n)	686,000	710,385

		$4,900,627

Insurance – Health – 1.2%
CIGNA Corp., 2.75%, 11/15/16	$1,400,000	$1,442,729
Humana, Inc., 7.2%, 6/15/18	1,157,000	1,343,492
Wellpoint, Inc., 1.875%, 1/15/18	618,000	621,436

		$3,407,657

Insurance – Property & Casualty – 3.0%
Aon PLC, 4.6%, 6/14/44	$237,000	$254,722
AXIS Capital Holdings Ltd., 5.875%, 6/01/20	190,000	218,395
Chubb Corp., 6.375% to 4/15/17, FRN to 3/29/67	279,000	295,740
CNA Financial Corp., 5.875%, 8/15/20	1,570,000	1,815,831
Liberty Mutual Group, Inc., 4.85%, 8/01/44 (n)	951,000	1,031,238
Marsh & McLennan Cos., Inc., 2.55%, 10/15/18	678,000	696,257
Marsh & McLennan Cos., Inc., 4.8%, 7/15/21	900,000	1,015,284
Marsh & McLennan Cos., Inc., 3.5%, 6/03/24	779,000	803,752
Swiss Re Ltd., 4.25%, 12/06/42 (n)	468,000	500,641
XL Group PLC, 5.75%, 10/01/21	1,110,000	1,305,736
ZFS Finance USA Trust V, 6.5% to 5/09/17, FRN to 5/09/67 (n)	896,000	943,040

		$8,880,636

International Market Quasi-Sovereign – 0.2%
Israel Electric Corp. Ltd., 6.875%, 6/21/23 (n)	$542,000	$627,319

Machinery & Tools – 0.2%
United Rentals North America, Inc., 5.75%, 11/15/24	$680,000	$702,100

Major Banks – 9.0%
Bank of America Corp., 2%, 1/11/18	$3,000,000	$3,022,647
Bank of America Corp., 7.625%, 6/01/19	500,000	603,493
Bank of America Corp., 5.625%, 7/01/20	185,000	213,282
Bank of America Corp., 4.125%, 1/22/24	1,917,000	2,052,793
Bank of America Corp., 6.1% to 3/17/15, FRN to 12/29/49	1,420,000	1,440,413
Bank of America Corp., FRN, 5.2%, 12/31/49	637,000	616,298
Goldman Sachs Group, Inc., 5.625%, 1/15/17	1,123,000	1,204,173
Goldman Sachs Group, Inc., 3.5%, 1/23/25	848,000	862,886
Goldman Sachs Group, Inc., 4.8%, 7/08/44	904,000	1,003,973
JPMorgan Chase & Co., 4.25%, 10/15/20	442,000	481,998

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Major Banks – continued
JPMorgan Chase & Co., 4.5%, 1/24/22	$790,000	$873,219
JPMorgan Chase & Co., 3.25%, 9/23/22	904,000	924,528
JPMorgan Chase & Co., 3.125%, 1/23/25	1,435,000	1,439,209
JPMorgan Chase & Co., 6.75% to 2/01/24, FRN to 1/29/49	1,221,000	1,324,785
Merrill Lynch & Co., Inc., 6.05%, 5/16/16	349,000	366,355
Morgan Stanley, 5.5%, 7/28/21	1,245,000	1,444,282
Morgan Stanley, 4.3%, 1/27/45	689,000	713,960
PNC Funding Corp., 5.625%, 2/01/17	1,095,000	1,177,133
Regions Financial Corp., 2%, 5/15/18	1,460,000	1,458,648
Royal Bank of Scotland PLC, 2.55%, 9/18/15	1,054,000	1,061,689
Wachovia Corp., 6.605%, 10/01/25	1,270,000	1,575,831
Wells Fargo & Co., 4.1%, 6/03/26	1,000,000	1,055,068
Wells Fargo & Co., 5.875% to 6/15/25, FRN to 12/29/49	718,000	759,429
Wells Fargo & Co., 5.9% to 6/15/24, FRN to 12/29/49	1,106,000	1,151,623

		$26,827,715

Medical & Health Technology & Services – 3.6%
Becton, Dickinson and Co., 3.734%, 12/15/24	$348,000	$364,217
Becton, Dickinson and Co., 4.685%, 12/15/44	1,083,000	1,176,918
Davita, Inc., 6.625%, 11/01/20	2,018,000	2,113,855
Fresenius Medical Care AG & Co. KGaA, 9%, 7/15/15 (n)	1,775,000	1,810,500
Fresenius Medical Care US Finance II, Inc., 6.5%, 9/15/18 (n)	734,000	818,410
Fresenius US Finance II, Inc., 4.25%, 2/01/21 (n)	189,000	193,725
HCA, Inc., 4.75%, 5/01/23	910,000	944,125
Laboratory Corp. of America Holdings, 4.7%, 2/01/45	900,000	926,366
McKesson Corp., 5.7%, 3/01/17	770,000	834,565
McKesson Corp., 7.5%, 2/15/19	120,000	143,741
McKesson Corp., 2.7%, 12/15/22	158,000	156,864
Universal Health Services, Inc., 4.75%, 8/01/22 (n)	1,260,000	1,324,575

		$10,807,861

Medical Equipment – 0.8%
Medtronic, Inc., 3.5%, 3/15/25 (n)	$1,061,000	$1,109,160
Medtronic, Inc., 4.375%, 3/15/35 (n)	406,000	441,502
Zimmer Holdings, Inc., 4.45%, 8/15/45	893,000	924,862

		$2,475,524

Metals & Mining – 1.0%
Kinross Gold Corp., 5.95%, 3/15/24	$667,000	$617,687
Plains Exploration & Production Co., 6.875%, 2/15/23	1,235,000	1,310,644
Rio Tinto Finance (USA) Ltd., 3.75%, 9/20/21	600,000	632,835
Southern Copper Corp., 6.75%, 4/16/40	415,000	442,432

		$3,003,598

Issuer	Shares/Par	Value ($)

BONDS – continued
Midstream – 7.5%
Access Midstream Partner LP, 4.875%, 3/15/24	$1,200,000	$1,206,000
AmeriGas Finance LLC, 7%, 5/20/22	475,000	509,438
APT Pipelines Ltd., 5%, 3/23/35 (z)	1,375,000	1,376,122
El Paso Corp., 7.75%, 1/15/32	465,000	572,297
El Paso Pipeline Partners LP, 6.5%, 4/01/20	306,000	349,855
Energy Transfer Partners LP, 9.7%, 3/15/19	213,000	267,737
Energy Transfer Partners LP, 5.15%, 2/01/43	1,112,000	1,113,809
Energy Transfer Partners LP, 5.15%, 3/15/45	1,357,000	1,365,503
Enterprise Products Operating LLC, 3.9%, 2/15/24	406,000	424,769
Enterprise Products Operating LLC, 4.85%, 3/15/44	362,000	390,228
Enterprise Products Partners LP, 6.3%, 9/15/17	540,000	602,829
Enterprise Products Partners LP, 4.45%, 2/15/43	473,000	480,247
Enterprise Products Partners LP, 7.034% to 1/15/18, FRN to 1/15/68	267,000	288,660
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20	370,000	431,857
Kinder Morgan Energy Partners LP, 7.4%, 3/15/31	581,000	700,057
Kinder Morgan Energy Partners LP, 5.4%, 9/01/44	670,000	694,151
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.5%, 7/15/23	1,121,000	1,109,790
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.875%, 12/01/24	365,000	373,176
NiSource Finance Corp., 3.85%, 2/15/23	1,106,000	1,167,274
NiSource Finance Corp., 4.8%, 2/15/44	761,000	855,529
ONEOK Partners LP, 2%, 10/01/17	447,000	445,771
ONEOK, Inc., 4.25%, 2/01/22	1,093,000	1,034,953
Plains All American Pipeline LP, 3.6%, 11/01/24	619,000	621,474
Sabine Pass Liquefaction LLC, 5.625%, 4/15/23	1,467,000	1,463,333
Sabine Pass Liquefaction LLC, 5.625%, 3/01/25 (n)	133,000	131,504
Spectra Energy Capital LLC, 8%, 10/01/19	942,000	1,141,252
Sunoco Logistics Partners LP, 5.3%, 4/01/44	692,000	713,900
Sunoco Logistics Partners LP, 5.35%, 5/15/45	400,000	420,639
Targa Resources Partners LP/Targa Resources Finance Corp., 4.125%, 11/15/19 (n)	60,000	59,700
Williams Cos., Inc., 3.7%, 1/15/23	1,254,000	1,159,199
Williams Cos., Inc., 5.75%, 6/24/44	750,000	700,964

		$22,172,017

Network & Telecom – 2.7%
CenturyLink, Inc., 7.6%, 9/15/39	$1,060,000	$1,085,838
Verizon Communications, Inc., 2.625%, 2/21/20	1,156,000	1,176,068

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Network & Telecom – continued
Verizon Communications, Inc., 4.5%, 9/15/20	$1,471,000	$1,624,386
Verizon Communications, Inc., 5.05%, 3/15/34	929,000	1,008,744
Verizon Communications, Inc., 6%, 4/01/41	690,000	829,846
Verizon Communications, Inc., 6.55%, 9/15/43	1,779,000	2,316,541

		$8,041,423

Oils – 0.7%
Marathon Petroleum Corp., 4.75%, 9/15/44	$910,000	$926,071
Valero Energy Corp., 4.9%, 3/15/45	1,076,000	1,112,412

		$2,038,483

Other Banks & Diversified Financials – 2.8%
BPCE S.A., 4.5%, 3/15/25 (n)	$760,000	$770,991
Capital One Bank (USA) N.A., 3.375%, 2/15/23	1,200,000	1,215,356
Capital One Financial Corp., 3.75%, 4/24/24	796,000	826,166
Citigroup, Inc., 3.75%, 6/16/24	1,606,000	1,678,530
Discover Bank, 7%, 4/15/20	2,197,000	2,608,116
Macquarie Group Ltd., 3%, 12/03/18 (n)	1,029,000	1,057,293

		$8,156,452

Personal Computers & Peripherals – 0.3%
Equifax, Inc., 3.3%, 12/15/22	$849,000	$867,054

Pharmaceuticals – 5.0%
Actavis Funding SCS, 4.85%, 6/15/44	$254,000	$269,787
Actavis Funding SCS, 4.75%, 3/15/45	246,000	261,463
Bayer U.S. Finance LLC, 3.375%, 10/08/24 (n)	554,000	576,698
Celgene Corp., 1.9%, 8/15/17	1,583,000	1,603,166
EMD Finance LLC, 2.95%, 3/19/22 (z)	1,347,000	1,362,796
Forest Laboratories, Inc., 4.375%, 2/01/19 (n)	3,159,000	3,383,908
Gilead Sciences, Inc., 3.7%, 4/01/24	1,189,000	1,269,619
Gilead Sciences, Inc., 4.5%, 2/01/45	488,000	538,955
Hospira, Inc., 6.05%, 3/30/17	906,000	986,861
Hospira, Inc., 5.2%, 8/12/20	765,000	872,551
Mylan, Inc., 2.55%, 3/28/19	399,000	401,092
Mylan, Inc., 3.125%, 1/15/23 (n)	500,000	493,715
Valeant Pharmaceuticals International, Inc., 5.625%, 12/01/21 (n)	784,000	795,760
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/22 (n)	1,013,000	1,071,248
Watson Pharmaceuticals, Inc., 1.875%, 10/01/17	320,000	320,743
Watson Pharmaceuticals, Inc., 3.25%, 10/01/22	414,000	413,610
Watson Pharmaceuticals, Inc., 4.625%, 10/01/42	347,000	353,554

		$14,975,526

Pollution Control – 0.5%
Republic Services, Inc., 5.25%, 11/15/21	$1,160,000	$1,332,215

Issuer	Shares/Par	Value ($)

BONDS – continued
Precious Metals & Minerals – 0.2%
Teck Resources Ltd., 5.4%, 2/01/43	$645,000	$581,788

Printing & Publishing – 0.4%
Gannett Co., Inc., 5.125%, 10/15/19	$1,222,000	$1,280,045

Railroad & Shipping – 0.5%
Canadian Pacific Railway Co., 7.25%, 5/15/19	$424,000	$509,079
Canadian Pacific Railway Co., 4.5%, 1/15/22	400,000	443,267
CSX Corp., 7.375%, 2/01/19	365,000	438,420

		$1,390,766

Real Estate – Healthcare – 0.2%
HCP, Inc., REIT, 3.875%, 8/15/24	$707,000	$718,455

Real Estate – Office – 0.8%
Boston Properties LP, REIT, 3.7%, 11/15/18	$754,000	$803,185
Boston Properties LP, REIT, 3.85%, 2/01/23	1,131,000	1,194,938
Vornado Realty LP, REIT, 2.5%, 6/30/19	422,000	425,388

		$2,423,511

Real Estate – Retail – 0.9%
DDR Corp., REIT, 3.625%, 2/01/25	$748,000	$746,480
Simon Property Group, Inc., REIT, 1.5%, 2/01/18 (n)	503,000	503,964
Simon Property Group, Inc., REIT, 10.35%, 4/01/19	1,026,000	1,329,901

		$2,580,345

Restaurants – 0.3%
YUM! Brands, Inc., 5.35%, 11/01/43	$753,000	$834,079

Retailers – 3.3%
Bed Bath & Beyond, Inc., 5.165%, 8/01/44	$1,042,000	$1,149,019
Best Buy Co., Inc., 5%, 8/01/18	935,000	984,088
Dollar General Corp., 4.125%, 7/15/17	2,144,000	2,255,278
Gap, Inc., 5.95%, 4/12/21	2,613,000	2,998,044
Home Depot, Inc., 4.875%, 2/15/44	641,000	766,429
Limited Brands, Inc., 7%, 5/01/20	1,441,000	1,660,753

		$9,813,611

Specialty Chemicals – 0.8%
Ecolab, Inc., 4.35%, 12/08/21	$804,000	$885,936
Mexichem S.A.B. de C.V., 6.75%, 9/19/42 (n)	1,265,000	1,369,363
Mexichem S.A.B. de C.V., 5.875%, 9/17/44 (n)	220,000	215,600

		$2,470,899

Telecommunications – Wireless – 1.4%
American Tower Corp., REIT, 4.5%, 1/15/18	$1,150,000	$1,234,501
American Tower Corp., REIT, 3.5%, 1/31/23	371,000	367,749
Crown Castle International Corp., 5.25%, 1/15/23	470,000	493,500
Crown Castle Towers LLC, 6.113%, 1/15/20 (n)	955,000	1,089,445
SBA Tower Trust, 2.898%, 10/15/19 (n)	1,081,000	1,094,138

		$4,279,333

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Tobacco – 2.3%
Altria Group, Inc., 2.95%, 5/02/23	$1,400,000	$1,394,078
Altria Group, Inc., 4%, 1/31/24	231,000	247,860
B.A.T. International Finance PLC, 2.125%, 6/07/17 (n)	1,052,000	1,069,216
Lorillard Tobacco Co., 2.3%, 8/21/17	945,000	954,212
Lorillard Tobacco Co., 8.125%, 6/23/19	733,000	896,466
Philip Morris International, Inc., 4.875%, 11/15/43	892,000	1,016,238
Reynolds American, Inc., 6.75%, 6/15/17	1,100,000	1,220,673

		$6,798,743

Transportation – Services – 0.4%
ERAC USA Finance Co., 6.375%, 10/15/17 (n)	$200,000	$224,103
ERAC USA Finance Co., 7%, 10/15/37 (n)	421,000	567,703
ERAC USA Finance LLC, 3.85%, 11/15/24 (n)	272,000	283,311
ERAC USA Finance LLC, 4.5%, 2/15/45 (n)	201,000	203,345

		$1,278,462

Utilities – Electric Power – 2.4%
Alabama Power Co., 4.15%, 8/15/44	$479,000	$518,433
American Electric Power Co., Inc., 1.65%, 12/15/17	487,000	489,828

Issuer	Shares/Par	Value ($)

BONDS – continued
Utilities – Electric Power – continued
Berkshire Hathaway Energy, 4.5%, 2/01/45	$597,000	$649,915
CMS Energy Corp., 6.25%, 2/01/20	1,010,000	1,193,301
CMS Energy Corp., 5.05%, 3/15/22	209,000	239,053
DTE Electric Co., 3.7%, 3/15/45	223,000	227,542
Duke Energy Corp., 1.625%, 8/15/17	488,000	493,272
EDP Finance B.V., 5.25%, 1/14/21 (n)	400,000	433,576
Empresa Nacional de Electricidad S.A., 4.25%, 4/15/24	304,000	315,033
PPL Capital Funding, Inc., 5%, 3/15/44	590,000	697,591
PPL WEM Holdings PLC, 5.375%, 5/01/21 (n)	1,057,000	1,216,529
PSEG Power LLC, 5.32%, 9/15/16	288,000	305,352
Waterford 3 Funding Corp., 8.09%, 1/02/17	300,546	300,564

		$7,079,989

Total Bonds		$286,952,863

MONEY MARKET FUNDS – 2.2%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	6,571,441	$6,571,441

Total Investments		$293,524,304

OTHER ASSETS, LESS LIABILITIES – 1.1%		3,389,603

Net Assets – 100.0%		$296,913,907

(d)	In default.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $54,033,414, representing 18.2% of net assets.

(q)	Interest received was less than stated coupon rate.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
APT Pipelines Ltd., 5%, 3/23/35	3/16/15	$1,368,982	$1,376,122
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.777%, 12/28/40	3/01/06	267,362	161,108
EMD Finance LLC, 2.95%, 3/19/22	3/16/15	1,344,640	1,362,796
Falcon Franchise Loan LLC, FRN, 21%, 1/05/25	1/29/03	6,753	21,395
Hyundai Capital America, 2.6%, 3/19/20	3/16/15	597,062	606,360
J.M. Smucker Co., 2.5%, 3/15/20	3/12/15	301,711	307,066
J.M. Smucker Co., 4.375%, 3/15/45	3/12/15	318,527	337,660
Total Restricted Securities			$4,172,507
% of Net assets			1.4%

The following abbreviations are used in this report and are defined:

CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

Supplemental Information

3/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Non-U.S. Sovereign Debt	$—	$4,107,996	$—	$4,107,996
U.S. Corporate Bonds	—	248,154,731	—	248,154,731
Commercial Mortgage-Backed Securities	—	1,987,901	—	1,987,901
Asset-Backed Securities (including CDOs)	—	663,880	—	663,880
Foreign Bonds	—	32,038,355	—	32,038,355
Mutual Funds	6,571,441	—	—	6,571,441
Total Investments	$6,571,441	$286,952,863	$—	$293,524,304

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$281,263,198
Gross unrealized appreciation	13,809,138
Gross unrealized depreciation	(1,548,032)
Net unrealized appreciation (depreciation)	$12,261,106

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

7

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	7,326,058	20,876,119	(21,630,736)	6,571,441

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,230	$6,571,441

(4) Subsequent Event

Effective April 30, 2015, the fund changed its name from MFS Bond Portfolio to MFS Corporate Bond Portfolio.

8

QUARTERLY REPORT

March 31, 2015

MFS® CORE EQUITY PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

3/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.5%
Aerospace – 3.6%
Honeywell International, Inc.	25,268	$2,635,705
Northrop Grumman Corp.	10,620	1,709,395
Rockwell Collins, Inc.	10,993	1,061,374
Textron, Inc.	9,451	418,963
United Technologies Corp.	20,767	2,433,892

		$8,259,329

Alcoholic Beverages – 0.3%
Constellation Brands, Inc., “A” (a)	6,082	$706,789

Apparel Manufacturers – 0.8%
Hanesbrands, Inc.	21,777	$729,747
PVH Corp.	9,443	1,006,246

		$1,735,993

Automotive – 0.8%
Delphi Automotive PLC	11,907	$949,464
Harley-Davidson, Inc.	13,500	819,990

		$1,769,454

Biotechnology – 2.5%
Alexion Pharmaceuticals, Inc. (a)	8,414	$1,458,146
AMAG Pharmaceuticals, Inc. (a)	22,695	1,240,509
Biogen, Inc. (a)	5,066	2,139,068
Exact Sciences Corp. (a)	4,420	97,328
Illumina, Inc. (a)	552	102,473
Puma Biotechnology, Inc. (a)	2,802	661,580

		$5,699,104

Broadcasting – 2.0%
Time Warner, Inc.	23,390	$1,975,052
Twenty-First Century Fox, Inc.	79,881	2,703,173

		$4,678,225

Brokerage & Asset Managers – 2.4%
Affiliated Managers Group, Inc. (a)	2,224	$477,671
BlackRock, Inc.	5,711	2,089,312
Franklin Resources, Inc.	31,206	1,601,492
NASDAQ OMX Group, Inc.	26,749	1,362,594

		$5,531,069

Business Services – 2.4%
Accenture PLC, “A”	9,644	$903,546
Bright Horizons Family Solutions, Inc. (a)	19,738	1,011,967
Equifax, Inc.	5,435	505,455
Fidelity National Information Services, Inc.	16,754	1,140,277
FleetCor Technologies, Inc. (a)	3,008	453,967
Gartner, Inc. (a)	14,221	1,192,431
Global Payments, Inc.	4,480	410,726

		$5,618,369

Cable TV – 1.3%
Charter Communications, Inc., “A” (a)	5,642	$1,089,527
Comcast Corp., “Special A”	11,496	644,523
Time Warner Cable, Inc.	8,032	1,203,836

		$2,937,886

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Chemicals – 1.4%
Agrium, Inc. (l)	7,024	$732,042
E.I. du Pont de Nemours & Co.	21,191	1,514,521
LyondellBasell Industries N.V., “A”	11,364	997,759

		$3,244,322

Computer Software – 3.1%
Adobe Systems, Inc. (a)	19,782	$1,462,681
Intuit, Inc.	6,685	648,178
Oracle Corp.	40,276	1,737,909
Qlik Technologies, Inc. (a)	29,930	931,721
Salesforce.com, Inc. (a)	37,072	2,476,780

		$7,257,269

Computer Software – Systems – 4.8%
Apple, Inc. (s)	52,203	$6,495,619
EMC Corp.	74,260	1,898,086
Hewlett-Packard Co.	11,977	373,203
NCR Corp. (a)	22,659	668,667
Sabre Corp.	22,358	543,299
SS&C Technologies Holdings, Inc.	12,634	787,098
Western Digital Corp.	2,187	199,039

		$10,965,011

Construction – 1.0%
Fortune Brands Home & Security, Inc.	21,205	$1,006,813
Pool Corp.	1,248	87,061
Sherwin-Williams Co.	4,058	1,154,501

		$2,248,375

Consumer Products – 2.2%
Colgate-Palmolive Co.	37,714	$2,615,089
Estee Lauder Cos., Inc., “A”	17,578	1,461,786
Newell Rubbermaid, Inc.	25,857	1,010,233

		$5,087,108

Consumer Services – 1.5%
Nord Anglia Education, Inc. (a)	44,579	$1,012,835
Priceline Group, Inc. (a)	2,013	2,343,434

		$3,356,269

Containers – 0.1%
Crown Holdings, Inc. (a)	5,975	$322,770

Electrical Equipment – 2.1%
Advanced Drainage Systems, Inc.	36,116	$1,081,313
AMETEK, Inc.	23,723	1,246,406
Danaher Corp.	24,250	2,058,825
W.W. Grainger, Inc.	2,184	515,009

		$4,901,553

Electronics – 3.7%
Avago Technologies Ltd.	15,988	$2,030,156
Broadcom Corp., “A”	26,087	1,129,437
Freescale Semiconductor Ltd. (a)	9,916	404,176
KLA-Tencor Corp.	9,943	579,578

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Electronics – continued
Mellanox Technologies Ltd. (a)	15,621	$708,256
Rubicon Technology, Inc. (a)	39,898	157,198
Skyworks Solutions, Inc.	7,779	764,598
Texas Instruments, Inc.	42,750	2,444,659
Ultratech, Inc. (a)	15,095	261,747

		$8,479,805

Energy – Independent – 3.3%
Anadarko Petroleum Corp.	12,220	$1,011,938
Concho Resources, Inc. (a)	2,833	328,401
Energen Corp.	1,767	116,622
EOG Resources, Inc.	11,240	1,030,596
Goodrich Petroleum Corp. (a)	22,829	81,043
Memorial Resource Development Corp. (a)	23,372	414,619
Noble Energy, Inc.	9,649	471,836
Parsley Energy, Inc., “A” (a)	6,719	107,370
PDC Energy, Inc. (a)	1,637	88,464
Pioneer Natural Resources Co.	3,246	530,753
Rice Energy, Inc. (a)	7,841	170,620
Targa Resources Corp.	3,903	373,868
Valero Energy Corp.	44,065	2,803,415

		$7,529,545

Energy – Integrated – 2.3%
Chevron Corp.	14,146	$1,485,047
Hess Corp. (s)	56,226	3,816,059

		$5,301,106

Food & Beverages – 2.9%
Coca-Cola Co.	56,097	$2,274,733
General Mills, Inc.	18,288	1,035,101
Mondelez International, Inc.	34,121	1,231,427
Pinnacle Foods, Inc.	18,657	761,392
Snyders-Lance, Inc.	15,451	493,814
WhiteWave Foods Co., “A” (a)	20,537	910,611

		$6,707,078

Food & Drug Stores – 1.4%
CVS Health Corp.	26,806	$2,766,647
Fairway Group Holdings Corp. (a)(l)	62,976	426,348

		$3,192,995

Gaming & Lodging – 0.7%
La Quinta Holdings, Inc. (a)	18,387	$435,404
Wynn Resorts Ltd.	10,109	1,272,521

		$1,707,925

General Merchandise – 1.9%
Dollar Tree, Inc. (a)	12,567	$1,019,749
Five Below, Inc. (a)	31,073	1,105,267
Kohl’s Corp.	15,473	1,210,762
Target Corp.	11,568	949,386

		$4,285,164

Health Maintenance Organizations – 1.2%
UnitedHealth Group, Inc.	23,841	$2,820,152

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Insurance – 2.5%
American International Group, Inc.	66,299	$3,632,522
MetLife, Inc.	43,607	2,204,334

		$5,836,856

Internet – 3.0%
Facebook, Inc., “A “ (a)	23,722	$1,950,304
Google, Inc., “A” (a)	4,345	2,410,172
Google, Inc., “C” (a)	3,195	1,750,860
LinkedIn Corp., “A” (a)	3,599	899,246

		$7,010,582

Machinery & Tools – 1.9%
Colfax Corp. (a)	17,191	$820,526
IPG Photonics Corp. (a)	8,762	812,237
Joy Global, Inc.	12,224	478,936
Roper Industries, Inc.	12,713	2,186,636

		$4,298,335

Major Banks – 4.1%
Goldman Sachs Group, Inc.	10,809	$2,031,768
JPMorgan Chase & Co. (s)	62,972	3,814,844
Wells Fargo & Co.	66,888	3,638,707

		$9,485,319

Medical & Health Technology & Services – 1.1%
Cerner Corp. (a)	4,892	$358,388
Express Scripts Holding Co. (a)	5,849	507,518
Healthcare Services Group, Inc.	12,522	402,332
McKesson Corp.	5,645	1,276,899

		$2,545,137

Medical Equipment – 4.5%
Abbott Laboratories	38,652	$1,790,747
AtriCure, Inc. (a)	15,318	313,866
Cepheid, Inc. (a)	5,388	306,577
Cooper Cos., Inc.	5,904	1,106,528
DENTSPLY International, Inc.	8,066	410,479
DexCom, Inc. (a)	4,341	270,618
Inovalon Holdings, Inc., “A” (a)	702	21,207
Insulet Corp. (a)	4,368	145,673
Medtronic PLC	32,666	2,547,621
OraSure Technologies, Inc. (a)	37,130	242,830
STERIS Corp.	2,628	184,670
Stryker Corp.	21,445	1,978,301
TearLab Corp. (a)	49,146	97,801
Thermo Fisher Scientific, Inc.	6,747	906,392

		$10,323,310

Metals & Mining – 0.3%
First Quantum Minerals Ltd.	21,392	$259,261
Lundin Mining Corp. (a)	90,143	363,689

		$622,950

Natural Gas – Pipeline – 0.5%
Williams Cos., Inc.	15,097	$763,757
Williams Partners LP	8,690	427,722

		$1,191,479

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Network & Telecom – 1.1%
Cisco Systems, Inc.	80,873	$2,226,029
Ixia (a)	30,473	369,638

		$2,595,667

Oil Services – 1.2%
Forum Energy Technologies, Inc. (a)	5,780	$113,288
Halliburton Co.	11,064	485,488
Oil States International, Inc. (a)	2,330	92,664
Schlumberger Ltd.	23,722	1,979,364
Tesco Corp.	8,721	99,158

		$2,769,962

Other Banks & Diversified Financials – 4.9%
American Express Co.	31,052	$2,425,782
BB&T Corp.	19,305	752,702
Discover Financial Services	42,918	2,418,429
EuroDekania Ltd.	151,350	52,890
PrivateBancorp, Inc.	32,521	1,143,764
Texas Capital Bancshares, Inc. (a)	16,014	779,081
Visa, Inc., “A”	56,059	3,666,819

		$11,239,467

Pharmaceuticals – 5.9%
Actavis PLC (a)	13,211	$3,931,858
Bristol-Myers Squibb Co.	35,890	2,314,905
Eli Lilly & Co.	25,615	1,860,930
Endo International PLC (a)	17,996	1,614,241
Merck & Co., Inc.	19,321	1,110,571
Valeant Pharmaceuticals International, Inc. (a)	13,667	2,714,540

		$13,547,045

Railroad & Shipping – 1.4%
Canadian Pacific Railway Ltd.	7,365	$1,345,586
Union Pacific Corp.	17,516	1,897,158

		$3,242,744

Real Estate – 3.5%
Equity Lifestyle Properties, Inc., REIT	24,008	$1,319,240
Gramercy Property Trust, Inc., REIT	27,952	784,599
Medical Properties Trust, Inc., REIT	92,431	1,362,433
Mid-America Apartment Communities, Inc., REIT	22,777	1,759,979
Plum Creek Timber Co. Inc., REIT	32,779	1,424,248
Tanger Factory Outlet Centers, Inc., REIT	41,750	1,468,348

		$8,118,847

Restaurants – 1.0%
Domino’s Pizza, Inc.	6,903	$694,097
YUM! Brands, Inc.	20,797	1,637,140

		$2,331,237

Specialty Chemicals – 2.5%
Albemarle Corp.	22,617	$1,195,082
Amira Nature Foods Ltd. (a)(l)	12,223	109,518
Axalta Coating Systems Ltd. (a)	50,037	1,382,022
Ecolab, Inc.	15,337	1,754,246
W.R. Grace & Co. (a)	12,182	1,204,434

		$5,645,302

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Specialty Stores – 4.0%
American Eagle Outfitters, Inc.	48,539	$829,046
AutoZone, Inc. (a)	2,043	1,393,653
Bed Bath & Beyond, Inc. (a)	15,653	1,201,759
Burlington Stores, Inc. (a)	15,518	922,080
Express, Inc. (a)	31,664	523,406
L Brands, Inc.	7,593	715,944
Lumber Liquidators Holdings, Inc. (a)	5,772	177,662
Ross Stores, Inc.	12,866	1,355,562
Sally Beauty Holdings, Inc. (a)	25,808	887,021
Urban Outfitters, Inc. (a)	28,210	1,287,787

		$9,293,920

Telecommunications – Wireless – 1.4%
American Tower Corp., REIT	25,907	$2,439,144
SBA Communications Corp. (a)	5,903	691,241

		$3,130,385

Telephone Services – 0.8%
RigNet, Inc. (a)	16,265	$465,016
Verizon Communications, Inc.	30,335	1,475,191

		$1,940,207

Tobacco – 1.1%
Altria Group, Inc.	25,505	$1,275,760
Philip Morris International, Inc.	16,729	1,260,196

		$2,535,956

Trucking – 0.5%
Swift Transportation Co. (a)	48,578	$1,264,000

Utilities – Electric Power – 2.6%
American Electric Power Co., Inc.	15,146	$851,963
Calpine Corp. (a)	26,342	602,442
CMS Energy Corp.	27,030	943,617
Dominion Resources, Inc.	8,098	573,905
Edison International	12,373	772,941
Exelon Corp.	21,063	707,927
NextEra Energy, Inc.	7,000	728,350
NRG Energy, Inc.	14,930	376,087
Pattern Energy Group, Inc.	15,042	425,990

		$5,983,222

Total Common Stocks		$229,294,594

MONEY MARKET FUNDS – 0.9%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	2,064,511	$2,064,511

COLLATERAL FOR SECURITIES LOANED – 0.2%
Navigator Securities Lending Prime Portfolio, 0.17%, at Net Asset Value (j)	470,215	$470,215

Total Investments		$231,829,320

SECURITIES SOLD SHORT – (0.2)%
Gaming & Lodging – (0.2)%
Marriott International, Inc., “A”	(5,632)	$(452,362)

OTHER ASSETS, LESS LIABILITIES – (0.4)%		(993,432)

Net Assets – 100.0%		$230,383,526

3

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

At March 31, 2015, the fund had cash collateral of $8,850 and other liquid securities with an aggregate value of $1,032,623 to cover any commitments for securities sold short.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

3/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$222,704,233	$—	$—	$222,704,233
Canada	5,415,118	—	—	5,415,118
Hong Kong	1,012,835	—	—	1,012,835
United Arab Emirates	109,518	—	—	109,518
Cayman Islands	—	—	52,890	52,890
Mutual Funds	2,534,726	—	—	2,534,726
Total Investments	$231,776,430	$—	$52,890	$231,829,320
Short Sales	$452,362	$—	$—	$452,362

5

Supplemental Information (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 12/31/14	$54,741
Change in unrealized appreciation (depreciation)	(738,586)
Acquired in merger	736,735
Balance as of 3/31/15	$52,890

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at March 31, 2015 is $(738,586).

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$183,566,320
Gross unrealized appreciation	54,641,455
Gross unrealized depreciation	(6,378,455)
Net unrealized appreciation (depreciation)	$48,263,000

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,418,386	8,678,901	(9,032,776)	2,064,511

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$430	$2,064,511

6

QUARTERLY REPORT

March 31, 2015

MFS® EMERGING MARKETS EQUITY PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

3/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.3%
Airlines – 0.5%
Copa Holdings S.A., “A”	3,311	$334,312

Alcoholic Beverages – 2.9%
AmBev S.A., ADR	119,724	$689,610
SABMiller PLC	21,264	1,112,718

		$1,802,328

Apparel Manufacturers – 3.5%
Global Brands Group Holding Ltd. (a)	2,564,000	$501,179
Li & Fung Ltd.	436,000	425,728
Samsonite International S.A.	139,800	485,977
Stella International Holdings	332,000	792,245

		$2,205,129

Automotive – 3.5%
Guangzhou Automobile Group Co. Ltd., “H”	1,244,000	$1,188,603
Kia Motors Corp.	25,213	1,024,234

		$2,212,837

Brokerage & Asset Managers – 1.2%
BM&F Bovespa S.A.	88,288	$308,720
Bolsa Mexicana de Valores S.A. de C.V.	134,204	228,138
Turkiye Sinai Kalkinma Bankasi A.S.	294,929	225,605

		$762,463

Business Services – 2.4%
Cognizant Technology Solutions Corp., “A” (a)	23,961	$1,494,927

Cable TV – 5.0%
Astro Malaysia Holdings Berhad	521,200	$450,342
Naspers Ltd.	17,660	2,711,499

		$3,161,841

Conglomerates – 0.9%
First Pacific Co. Ltd.	591,400	$590,435

Construction – 2.5%
Cemex S.A.B. de C.V., ADR (a)	35,797	$338,998
Techtronic Industries Co. Ltd.	373,000	1,256,333

		$1,595,331

Consumer Products – 3.8%
Dabur India Ltd.	190,019	$806,305
LG Household & Health Care Ltd.	2,102	1,593,386

		$2,399,691

Consumer Services – 0.8%
Estacio Participacoes S.A.	51,453	$298,895
Localiza Rent a Car S.A.	17,324	197,039

		$495,934

Electronics – 12.3%
MediaTek, Inc.	127,000	$1,718,904
Samsung Electronics Co. Ltd.	1,868	2,421,493

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Electronics – continued
Taiwan Semiconductor Manufacturing Co. Ltd.	783,258	$3,633,785

		$7,774,182

Energy – Independent – 3.3%
China Shenhua Energy Co. Ltd.	329,000	$840,255
Gran Tierra Energy, Inc. (a)	144,186	393,892
INPEX Corp.	50,000	552,591
Reliance Industries Ltd.	20,847	275,156

		$2,061,894

Energy – Integrated – 0.9%
NovaTek OAO, GDR	7,442	$553,841

Engineering – Construction – 0.4%
Mills Estruturas e Servicos de Engenharia S.A.	43,539	$108,181
Promotora y Operadora de Infraestructura S.A.B. de C.V. (a)	16,141	172,177

		$280,358

Food & Beverages – 2.7%
AVI Ltd.	73,791	$502,222
BRF S.A.	10,454	207,341
Grupo Lala S.A.B. de C.V.	98,123	199,096
M. Dias Branco S.A. Industria e Comercio de Alimentos	8,418	227,123
Want Want China Holdings Ltd.	564,000	598,727

		$1,734,509

Food & Drug Stores – 3.7%
Clicks Group Ltd.	50,980	$383,339
Dairy Farm International Holdings Ltd.	37,800	354,942
E-Mart Co. Ltd.	3,111	652,040
Magnit OJSC (a)	3,464	675,539
Wumart Stores, Inc., “H”	411,000	296,548

		$2,362,408

Forest & Paper Products – 0.7%
Fibria Celulose S.A. (a)	29,036	$411,219

Gaming & Lodging – 1.2%
Minor International PLC	421,030	$452,860
Sands China Ltd.	72,400	299,774

		$752,634

General Merchandise – 1.3%
S.A.C.I. Falabella	39,971	$305,879
Woolworths Ltd.	76,926	546,391

		$852,270

Health Maintenance Organizations – 1.0%
OdontoPrev S.A.	76,106	$259,207
Qualicorp S.A. (a)	53,594	382,868

		$642,075

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Insurance – 4.6%
Brasil Insurance Participacoes e Administracao S.A.	85,011	$51,941
Cathay Financial Holding Co. Ltd.	673,900	1,074,144
China Pacific Insurance Co. Ltd.	238,200	1,133,752
Samsung Fire & Marine Insurance Co. Ltd.	2,658	640,872

		$2,900,709

Internet – 2.2%
51job, Inc., ADR (a)	13,976	$450,936
Alibaba Group Holding Ltd., ADR (a)	4,877	405,961
NAVER Corp.	872	526,251

		$1,383,148

Machinery & Tools – 1.1%
Glory Ltd.	16,200	$452,495
Haitian International Holdings Ltd.	39,000	89,544
TK Corp. (a)	19,396	181,477

		$723,516

Major Banks – 2.2%
BOC Hong Kong Holdings Ltd.	223,000	$795,335
Standard Chartered PLC	35,943	587,981

		$1,383,316

Medical Equipment – 0.5%
Top Glove Corp.	219,500	$324,197

Metals & Mining – 1.3%
Gerdau S.A., ADR	50,937	$162,998
Grupo Mexico S.A.B. de C.V., “B”	127,380	376,207
Iluka Resources Ltd.	43,759	281,921

		$821,126

Natural Gas – Distribution – 0.7%
China Resources Gas Group Ltd.	150,000	$465,397

Oil Services – 0.6%
Lamprell PLC (a)	198,535	$351,936

Other Banks & Diversified Financials – 19.0%
Banco De Oro Unibank, Inc.	262,270	$725,790
Bancolombia S.A., ADR	4,947	194,566
Bangkok Bank Public Co. Ltd.	107,400	612,253
China Construction Bank	2,396,670	1,990,875
Credicorp Ltd.	4,509	634,101
E.Sun Financial Holding Co. Ltd.	1,633,191	998,372
Gentera S.A.B. de C.V. (a)	104,397	188,008
Grupo Financiero Banorte S.A. de C.V.	83,660	485,501
Housing Development Finance Corp. Ltd.	84,593	1,778,472
Itau Unibanco Holding S.A., ADR	25,839	285,779
Kasikornbank Co. Ltd.	51,900	366,273
Kasikornbank PLC, NVDR	158,000	1,109,709
Komercni Banka A.S.	1,798	388,553
Kotak Mahindra Bank Ltd.	41,841	876,863
PT Bank Mandiri Tbk	320,500	305,793
Sberbank of Russia (a)	406,356	439,032
Turkiye Garanti Bankasi A.S.	193,927	634,450

		$12,014,390

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Pharmaceuticals – 0.3%
Genomma Lab Internacional S.A., “B” (a)	188,165	$178,253

Railroad & Shipping – 0.8%
Diana Shipping, Inc. (a)	56,142	$343,589
Pacific Basin Shipping Ltd.	570,360	188,338

		$531,927

Real Estate – 2.6%
Concentradora Fibra Danhos S.A. de C.V., REIT	102,541	$245,235
Concentradora Fibra Hotelera Mexicana S.A. de C.V., REIT	200,914	269,624
Emaar Malls Group PJSC (a)	91,385	72,652
Hang Lung Properties Ltd.	207,000	582,072
Iguatemi Empresa de Shopping Centers S.A.	19,839	175,294
Prologis Property Mexico S.A. de C.V., REIT	151,287	270,766

		$1,615,643

Restaurants – 0.4%
Ajisen China Holdings Ltd.	388,000	$223,211

Specialty Chemicals – 1.2%
LG Chemical Ltd.	2,585	$526,576
PTT Global Chemical PLC	135,500	217,574

		$744,150

Telecommunications – Wireless – 2.7%
America Movil S.A.B. de C.V., “L”, ADR	19,420	$397,333
China Mobile Ltd.	70,000	912,447
MTN Group Ltd.	23,400	394,361

		$1,704,141

Telephone Services – 1.1%
Hellenic Telecommunications Organization S.A. (a)	30,628	$271,695
PT XL Axiata Tbk	485,500	161,123
Telekomunikacja Polska S.A.	111,924	281,471

		$714,289

Tobacco – 0.8%
ITC Ltd.	48,356	$251,531
PT Gudang Garam Tbk	57,000	222,582

		$474,113

Trucking – 0.5%
Imperial Holdings	18,531	$294,733

Utilities – Electric Power – 1.2%
Alupar Investimento S.A., IEU	31,661	$191,461
CESC Ltd.	57,729	557,030

		$748,491

Total Common Stocks		$62,077,304

2

Portfolio of Investments (unaudited) – continued

Issuer	Strike Price		First Exercise	Shares/Par	Value ($)
WARRANTS – 0.6%
Gaming & Lodging – 0.0%
Minor International PLC (1 share for 1 warrant) (a)	THB	40	2/25/15	43,301	$5,695

Other Banks & Diversified Financials – 0.6%
Merrill Lynch International & Co. First Gulf Bank – Zero Strike Warrant (1 share for 1 warrant) (a)			8/14/15	40,038	$158,150
Deutsche Bank AG London Union National – Zero Strike Warrant (1 share for 1 warrant) (a)			5/16/07	121,600	$187,069

					$345,219

Total Warrants					$350,914

Issuer	Shares/Par	Value ($)
MONEY MARKET FUNDS – 0.9%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	600,081	$600,081

Total Investments		$63,028,299

OTHER ASSETS, LESS LIABILITIES – 0.2%		110,250

Net Assets – 100.0%		$63,138,549

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
IEU	International Equity Unit
NVDR	Non-Voting Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

3/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
China	$5,733,261	$2,862,995	$—	$8,596,256
South Korea	2,760,835	4,805,495	—	7,566,330
Taiwan	1,718,904	5,706,301	—	7,425,205
Hong Kong	4,514,846	1,757,512	—	6,272,358
South Africa	1,343,345	3,489,199	—	4,832,544
India	3,416,962	1,128,394	—	4,545,356
Brazil	3,957,676	—	—	3,957,676
Mexico	3,349,336	—	—	3,349,336
Thailand	835,522	1,928,841	—	2,764,363
Other Countries	7,878,783	5,240,011	—	13,118,794
Mutual Funds	600,081	—	—	600,081
Total Investments	$36,109,551	$26,918,748	$—	$63,028,299

4

Supplemental Information (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $222,582 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $20,435,275 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$56,184,464
Gross unrealized appreciation	13,179,740
Gross unrealized depreciation	(6,335,905)
Net unrealized appreciation (depreciation)	$6,843,835

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,136,726	3,315,109	(3,851,754)	600,081

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$135	$600,081

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2015, are as follows:

China	13.6%
South Korea	12.0%
Taiwan	11.8%
Hong Kong	9.9%
South Africa	7.7%
India	7.2%
Brazil	6.3%
Mexico	5.3%
Thailand	4.4%
Other Countries	21.8%

5

QUARTERLY REPORT

March 31, 2015

MFS® GLOBAL GOVERNMENTS PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

3/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)

BONDS – 88.3%
Foreign Bonds – 62.0%
Australia – 3.1%
Commonwealth of Australia, 5.75%, 5/15/21	AUD	5,800,000	$5,374,460
Commonwealth of Australia, 4.75%, 4/21/27	AUD	1,000,000	943,120

			$6,317,580

Belgium – 1.1%
Kingdom of Belgium, 4%, 3/28/32	EUR	1,393,000	$2,262,313

Canada – 0.4%
Government of Canada, 4%, 6/01/41	CAD	781,000	$870,751

Denmark – 1.7%
Kingdom of Denmark, 3%, 11/15/21	DKK	9,372,000	$1,615,224
Kingdom of Denmark, 1.5%, 11/15/23	DKK	7,410,000	1,187,745
Kingdom of Denmark, 4.5%, 11/15/39	DKK	2,170,000	588,352

			$3,391,321

France – 2.8%
Republic of France, 6%, 10/25/25	EUR	128,000	$215,814
Republic of France, 4.75%, 4/25/35	EUR	2,171,000	3,989,389
Republic of France, 4.5%, 4/25/41	EUR	849,000	1,642,696

			$5,847,899

Germany – 1.8%
Federal Republic of Germany, 6.25%, 1/04/30	EUR	1,505,000	$2,990,173
Federal Republic of Germany, 2.5%, 7/04/44	EUR	450,000	733,004

			$3,723,177

Iceland – 0.6%
Republic of Iceland, 4.875%, 6/16/16 (n)		$1,122,000	$1,167,452

Ireland – 0.8%
Republic of Ireland, 5.4%, 3/13/25	EUR	1,100,000	$1,706,875

Italy – 12.6%
Buoni Poliennali del Tesoro, 5.5%, 9/01/22	EUR	2,200,000	$3,122,697
Buoni Poliennali del Tesoro, 5%, 9/01/40	EUR	566,000	964,618
Republic of Italy, 5.25%, 8/01/17	EUR	8,803,000	10,572,316
Republic of Italy, 3.75%, 3/01/21	EUR	9,004,000	11,365,370

			$26,025,001

Japan – 16.4%
Government of Japan, 2%, 3/20/52	JPY	122,900,000	$1,188,248
Government of Japan, 1.1%, 6/20/20	JPY	895,200,000	7,835,319
Government of Japan, 2.1%, 9/20/24	JPY	1,099,350,000	10,646,742
Government of Japan, 2.2%, 9/20/27	JPY	868,900,000	8,665,491
Government of Japan, 1.5%, 3/20/34	JPY	46,000,000	412,215

Issuer	Shares/Par		Value ($)

BONDS – continued
Foreign Bonds – continued
Japan – continued
Government of Japan, 2.4%, 3/20/37	JPY	448,600,000	$4,577,437
Government of Japan, 1.8%, 3/20/43	JPY	55,000,000	508,154

			$33,833,606

Netherlands – 0.8%
Kingdom of the Netherlands, 5.5%, 1/15/28	EUR	970,000	$1,702,110

New Zealand – 2.2%
Government of New Zealand, 5%, 3/15/19	NZD	2,700,000	$2,158,322
Government of New Zealand, 5.5%, 4/15/23	NZD	2,792,000	2,418,866

			$4,577,188

Norway – 1.4%
Government of Norway, 3.75%, 5/25/21	NOK	11,100,000	$1,581,145
Government of Norway, 3%, 3/14/24	NOK	8,551,000	1,202,343

			$2,783,488

Portugal – 1.1%
Obrigacoes do Tesouro Portugal, 4.95%, 10/25/23	EUR	1,500,000	$2,063,458
Obrigacoes do Tesouro Portugal, 4.1%, 4/15/37	EUR	200,000	281,780

			$2,345,238

Spain – 7.7%
Kingdom of Spain, 5.4%, 1/31/23	EUR	3,290,000	$4,705,327
Kingdom of Spain, 5.5%, 7/30/17	EUR	5,038,000	6,089,375
Kingdom of Spain, 4.6%, 7/30/19	EUR	3,573,000	4,526,606
Kingdom of Spain, 4.7%, 7/30/41	EUR	351,000	589,198

			$15,910,506

Sweden – 2.9%
Kingdom of Sweden, 5%, 12/01/20	SEK	16,105,000	$2,394,390
Kingdom of Sweden, 3.5%, 6/01/22	SEK	4,745,000	679,892
Kingdom of Sweden, 1.5%, 11/13/23	SEK	15,400,000	1,966,327
Nordea Bank AB, FRN, 0.718%, 5/13/16 (n)		$1,000,000	1,003,085

			$6,043,694

United Kingdom – 4.4%
HSBC Bank PLC, FRN, 0.897%, 5/15/18 (n)		$403,000	$404,853
United Kingdom Treasury, 4.25%, 12/07/27	GBP	1,074,000	2,041,050
United Kingdom Treasury, 4.25%, 3/07/36	GBP	2,132,000	4,256,365
United Kingdom Treasury, 3.25%, 1/22/44	GBP	336,000	596,258

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
Foreign Bonds – continued
United Kingdom – continued
United Kingdom Treasury, 3.75%, 7/22/52	GBP	826,000	$1,671,171

			$8,969,697

United States – 0.2%
Aid-Egypt, 4.45%, 9/15/15		$301,000	$306,558

Total Foreign Bonds			$127,784,454

U.S. Bonds – 26.3%
Asset-Backed & Securitized – 0.0%
Commercial Mortgage Asset Trust, FRN, 0.471%, 1/17/32 (i)(z)		$875,993	$3,787
First Union National Bank Commercial Mortgage Trust, FRN, 1.73%, 1/12/43 (i)(z)		100,452	146

			$3,933

Automotive – 0.6%
Toyota Motor Credit Corp., FRN, 0.547%, 5/17/16		$1,227,000	$1,230,120

Mortgage-Backed – 0.6%
Fannie Mae, 4.78%, 8/01/15		$83,264	$83,862
Fannie Mae, 4.856%, 8/01/15		40,090	40,373
Fannie Mae, 5.432%, 2/01/16		68,558	70,051
Fannie Mae, 5.09%, 12/01/16		81,469	86,230
Fannie Mae, 5.05%, 1/01/17		49,967	52,378
Fannie Mae, 5.251%, 1/01/18		79,110	82,269
Fannie Mae, 5.1%, 3/01/19		59,805	67,012
Fannie Mae, 5.18%, 3/01/19		59,882	65,143
Freddie Mac, 1.426%, 8/25/17		560,000	565,944
Freddie Mac, 3.882%, 11/25/17		89,000	94,578
Freddie Mac, 5.085%, 3/25/19		43,000	48,509
Freddie Mac, 3.32%, 2/25/23		5,000	5,376

			$1,261,725

Issuer	Shares/Par	Value ($)

BONDS – continued
U.S. Bonds – continued
U.S. Government Agencies and Equivalents – 0.5%
Small Business Administration, 4.57%, 6/01/25	$14,159	$15,265
Small Business Administration, 5.09%, 10/01/25	14,540	15,828
Small Business Administration, 5.21%, 1/01/26	184,580	200,623
Small Business Administration, 2.22%, 3/01/33	910,775	901,459

		$1,133,175

U.S. Treasury Obligations – 24.6%
U.S. Treasury Bonds, 5.25%, 2/15/29	$2,742,000	$3,750,757
U.S. Treasury Bonds, 4.5%, 8/15/39	8,960,400	12,265,246
U.S. Treasury Bonds, 3.625%, 2/15/44	2,150,000	2,628,878
U.S. Treasury Notes, 0.25%, 5/15/16	5,000,000	4,995,705
U.S. Treasury Notes, 4.75%, 8/15/17	9,315,000	10,207,927
U.S. Treasury Notes, 3.5%, 5/15/20	4,397,000	4,851,470
U.S. Treasury Notes, 2.75%, 2/15/24	11,143,000	11,942,165

		$50,642,148

Total U.S. Bonds		$54,271,101

Total Bonds		$182,055,555

MONEY MARKET FUNDS – 10.4%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	21,577,888	$21,577,888

Total Investments		$203,633,443

OTHER ASSETS, LESS LIABILITIES – 1.3%		2,606,469

Net Assets – 100.0%		$206,239,912

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,575,390, representing 1.2% of net assets.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Commercial Mortgage Asset Trust, FRN, 0.471%, 1/17/32	8/25/03-12/02/11	$4,965	$3,787
First Union National Bank Commercial Mortgage Trust, FRN, 1.73%, 1/12/43	12/11/03-11/30/11	125	146
Total Restricted Securities			$3,933
% of Net assets			0.0%

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.

PLC	Public Limited Company

2

Portfolio of Investments (unaudited) – continued

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona

Derivative Contracts at 3/31/15

Forward Foreign Currency Exchange Contracts at 3/31/15

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	AUD	Deutsche Bank AG	1,305,000	4/10/15	$1,028,131	$993,467	$34,664
SELL	AUD	Goldman Sachs International	1,336,000	4/10/15	1,026,106	1,017,066	9,040
SELL	AUD	Westpac Banking Corp.	6,323,806	4/10/15	5,099,833	4,814,169	285,664
SELL	CAD	Barclays Bank PLC	1,298,000	4/10/15	1,044,102	1,024,746	19,356
SELL	CAD	Citibank N.A.	1,543,550	4/10/15	1,249,777	1,218,603	31,174
SELL	CAD	JPMorgan Chase Bank N.A.	371,553	4/10/15	313,351	293,334	20,017
BUY	CHF	Barclays Bank PLC	2,057,000	4/10/15	2,027,091	2,117,281	90,190
SELL	DKK	Goldman Sachs International	16,526,682	4/10/15	2,586,666	2,378,670	207,996
BUY	EUR	Goldman Sachs International	2,887,000	4/10/15	3,059,150	3,104,577	45,427
SELL	EUR	Barclays Bank PLC	2,896,940	4/10/15	3,213,328	3,115,266	98,062
SELL	EUR	Citibank N.A.	3,384,677	4/10/15	3,844,131	3,639,761	204,370
SELL	EUR	Deutsche Bank AG	1,862,000	4/10/15	2,026,904	2,002,328	24,576
SELL	EUR	Goldman Sachs International	12,230,979	4/10/15	13,822,758	13,152,758	670,000
SELL	EUR	Merrill Lynch International Bank	12,381,860	4/10/15	14,794,961	13,315,010	1,479,951
SELL	GBP	Citibank N.A.	663,455	4/10/15	1,012,037	984,116	27,921
SELL	GBP	Morgan Stanley Capital Services, Inc.	717,595	4/10/15	1,086,144	1,064,423	21,721
BUY	JPY	Barclays Bank PLC	86,652,339	4/10/15	720,955	722,576	1,621
SELL	JPY	Citibank N.A.	29,654,000	4/10/15	250,829	247,279	3,550
SELL	JPY	Goldman Sachs International	106,771,000	4/10/15	892,138	890,342	1,796
SELL	JPY	Morgan Stanley Capital Services, Inc.	62,626,518	4/10/15	524,202	522,230	1,972
SELL	NOK	Goldman Sachs International	23,854,909	4/10/15	3,121,961	2,960,973	160,988
SELL	NZD	Westpac Banking Corp.	6,080,330	4/10/15	4,696,672	4,542,111	154,561
SELL	SEK	Credit Suisse Group	6,101,411	4/10/15	759,542	708,538	51,004
SELL	SEK	Deutsche Bank AG	10,441,863	4/10/15	1,290,792	1,212,581	78,211
SELL	SEK	Goldman Sachs International	24,482,701	4/10/15	3,090,937	2,843,099	247,838

							$3,971,670

Liability Derivatives
BUY	AUD	Barclays Bank PLC	1,202,000	4/10/15	$988,393	$915,055	$(73,338)
BUY	AUD	Morgan Stanley Capital Services, Inc.	2,662,000	4/10/15	2,083,226	2,026,520	(56,706)
BUY	CAD	Credit Suisse Group	2,198,501	4/10/15	1,862,710	1,735,675	(127,035)
BUY	CAD	Goldman Sachs International	3,930,473	4/10/15	3,126,565	3,103,034	(23,531)
SELL	CAD	Deutsche Bank AG	724,052	4/10/15	570,197	571,625	(1,428)
SELL	CHF	UBS AG	2,057,000	4/10/15	2,043,523	2,117,281	(73,758)
BUY	EUR	Brown Brothers Harriman	1,895,000	4/10/15	2,070,485	2,037,815	(32,670)
BUY	EUR	Citibank N.A.	3,297,814	4/10/15	3,817,183	3,546,351	(270,832)
BUY	EUR	Deutsche Bank AG	6,259,311	4/10/15	7,241,795	6,731,039	(510,756)
BUY	EUR	Goldman Sachs International	14,576,927	4/10/15	16,707,333	15,675,507	(1,031,826)
BUY	EUR	Royal Bank of Scotland Group PLC	1,861,000	4/10/15	2,114,321	2,001,253	(113,068)

3

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 3/31/15 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
SELL	EUR	Deutsche Bank AG	1,613,811	4/10/15-6/17/15	$1,715,173	$1,736,112	$(20,939)
SELL	EUR	Goldman Sachs International	708,169	4/10/15	747,066	761,539	(14,473)
SELL	EUR	Royal Bank of Scotland Group PLC	950,000	4/10/15	1,006,646	1,021,596	(14,950)
BUY	GBP	Barclays Bank PLC	716,508	4/10/15	1,078,553	1,062,811	(15,742)
BUY	GBP	Citibank N.A.	1,492,575	4/10/15	2,278,406	2,213,967	(64,439)
BUY	GBP	Credit Suisse Group	1,754,369	4/10/15	2,672,061	2,602,291	(69,770)
BUY	GBP	Goldman Sachs International	108,000	4/10/15	163,114	160,199	(2,915)
BUY	GBP	Merrill Lynch International Bank	1,754,369	4/10/15	2,672,044	2,602,291	(69,753)
BUY	JPY	Citibank N.A.	635,208,808	4/10/15	5,373,840	5,296,877	(76,963)
BUY	JPY	Deutsche Bank AG	556,146,980	4/10/15	4,654,807	4,637,597	(17,210)
BUY	JPY	Goldman Sachs International	263,841,746	4/10/15	2,247,701	2,200,123	(47,578)
BUY	NOK	Deutsche Bank AG	1,018,580	4/10/15	131,765	126,431	(5,334)
BUY	PLN	Goldman Sachs International	24,636	4/10/15	6,817	6,499	(318)
BUY	SEK	Barclays Bank PLC	4,278,000	4/10/15	530,426	496,791	(33,635)

							$(2,768,967)

At March 31, 2015, the fund had liquid securities with an aggregate value of $1,517,644 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

3/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of March 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$52,081,881	$—	$52,081,881
Non-U.S. Sovereign Debt	—	126,069,958	—	126,069,958
Residential Mortgage-Backed Securities	—	1,261,725	—	1,261,725
Commercial Mortgage-Backed Securities	—	3,933	—	3,933
Foreign Bonds	—	2,638,058	—	2,638,058
Mutual Funds	21,577,888	—	—	21,577,888
Total Investments	$21,577,888	$182,055,555	$—	$203,633,443

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$1,202,703	$—	$1,202,703

For further information regarding security characteristics, see the Portfolio of Investments.

5

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$217,461,353
Gross unrealized appreciation	2,720,255
Gross unrealized depreciation	(16,548,165)
Net unrealized appreciation (depreciation)	$(13,827,910)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	11,963,279	40,125,228	(30,510,619)	21,577,888

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$5,905	$21,577,888

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2015, are as follows:

United States	37.0%
Japan	17.0%
Italy	12.7%
Spain	7.9%
United Kingdom	4.4%
Australia	3.1%
Sweden	3.0%
France	2.9%
New Zealand	2.2%
Other Countries	9.8%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

6

QUARTERLY REPORT

March 31, 2015

MFS® GLOBAL GROWTH PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

3/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.2%
Aerospace – 3.4%
Precision Castparts Corp.	1,295	$271,950
Rolls-Royce Holdings PLC	53,653	757,453
United Technologies Corp.	7,595	890,134

		$1,919,537

Alcoholic Beverages – 5.3%
AmBev S.A., ADR	95,800	$551,808
Carlsberg A.S., “B”	9,369	773,935
Diageo PLC	20,665	570,020
Pernod Ricard S.A.	9,696	1,144,168

		$3,039,931

Apparel Manufacturers – 6.5%
Burberry Group PLC	30,206	$775,747
Compagnie Financiere Richemont S.A.	3,444	277,490
LVMH Moet Hennessy Louis Vuitton S.A.	7,981	1,408,665
NIKE, Inc., “B”	4,548	456,301
Samsonite International S.A.	84,900	295,132
VF Corp.	6,760	509,096

		$3,722,431

Automotive – 0.5%
Johnson Controls, Inc.	6,155	$310,458

Broadcasting – 4.2%
Discovery Communications, Inc., “A” (a)	9,466	$291,174
Time Warner, Inc.	8,132	686,666
Twenty-First Century Fox, Inc.	30,004	1,015,335
Walt Disney Co.	4,146	434,874

		$2,428,049

Brokerage & Asset Managers – 2.7%
BM&F Bovespa S.A.	80,548	$281,655
CME Group, Inc.	5,523	523,083
Franklin Resources, Inc.	14,195	728,487

		$1,533,225

Business Services – 12.1%
Accenture PLC, “A”	16,379	$1,534,549
Brenntag AG	10,424	624,981
Cognizant Technology Solutions Corp., “A” (a)	13,625	850,064
Compass Group PLC	58,639	1,018,433
Equifax, Inc.	8,250	767,250
Experian Group Ltd.	28,004	464,014
Fidelity National Information Services, Inc.	13,269	903,088
Intertek Group PLC	20,693	766,786

		$6,929,165

Chemicals – 2.0%
LyondellBasell Industries N.V., “A”	5,089	$446,814
Monsanto Co.	6,262	704,726

		$1,151,540

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Computer Software – 2.2%
Dassault Systems S.A.	7,044	$477,253
Oracle Corp.	18,097	780,886

		$1,258,139

Computer Software – Systems – 1.8%
Apple, Inc.	3,113	$387,351
EMC Corp.	25,481	651,294

		$1,038,645

Construction – 0.8%
Sherwin-Williams Co.	1,530	$435,285

Consumer Products – 3.9%
Colgate-Palmolive Co.	16,944	$1,174,897
L’Oreal S.A.	3,912	720,763
Reckitt Benckiser Group PLC	4,128	353,787

		$2,249,447

Electrical Equipment – 6.8%
Amphenol Corp., “A”	7,035	$414,573
Danaher Corp.	12,240	1,039,176
Legrand S.A.	4,686	252,547
Mettler-Toledo International, Inc. (a)	2,453	806,178
Schneider Electric S.A.	3,158	245,675
Sensata Technologies Holding B.V. (a)	4,336	249,103
W.W. Grainger, Inc.	3,840	905,510

		$3,912,762

Electronics – 4.2%
Microchip Technology, Inc.	8,473	$414,330
Samsung Electronics Co. Ltd.	264	342,224
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	47,017	1,103,959
Texas Instruments, Inc.	8,948	511,691

		$2,372,204

Energy – Integrated – 0.5%
BG Group PLC	23,926	$294,227

Food & Beverages – 7.1%
Chr. Hansen Holding A.S.	7,973	$366,256
Danone S.A.	16,880	1,136,567
M. Dias Branco S.A. Industria e Comercio de Alimentos	10,042	270,939
Mead Johnson Nutrition Co., “A”	6,279	631,228
Nestle S.A.	13,977	1,055,682
Want Want China Holdings Ltd.	573,000	608,281

		$4,068,953

Food & Drug Stores – 2.3%
CVS Health Corp.	9,315	$961,401
Sundrug Co. Ltd.	6,500	338,183

		$1,299,584

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
General Merchandise – 1.1%
Dollarama, Inc.	5,880	$328,691
Lojas Renner S.A.	9,958	283,244

		$611,935

Internet – 3.4%
Alibaba Group Holding Ltd., ADR (a)	3,459	$287,927
Google, Inc., “A” (a)	2,486	1,378,984
NAVER Corp.	441	266,143

		$1,933,054

Machinery & Tools – 2.2%
Colfax Corp. (a)	14,091	$672,563
Schindler Holding AG	3,354	558,425

		$1,230,988

Major Banks – 0.7%
Standard Chartered PLC	24,681	$399,628

Medical & Health Technology & Services – 1.1%
Express Scripts Holding Co. (a)	7,154	$620,753

Medical Equipment – 5.5%
Abbott Laboratories	12,880	$596,730
DENTSPLY International, Inc.	15,650	796,429
Sonova Holding AG	1,801	249,769
Thermo Fisher Scientific, Inc.	6,820	916,199
Waters Corp. (a)	4,538	564,164

		$3,123,291

Metals & Mining – 0.6%
Rio Tinto Ltd.	8,944	$365,381

Oil Services – 2.2%
Schlumberger Ltd.	15,280	$1,274,963

Other Banks & Diversified Financials – 6.5%
Credicorp Ltd.	4,000	$562,520
HDFC Bank Ltd.	43,747	718,731

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Other Banks & Diversified Financials – continued
Julius Baer Group Ltd.	12,655	$634,964
MasterCard, Inc., “A”	4,612	398,431
Sberbank of Russia, ADR	38,742	170,232
Visa, Inc., “A”	19,012	1,243,575

		$3,728,453

Pharmaceuticals – 2.3%
Bayer AG	5,084	$763,898
Zoetis, Inc.	12,399	573,950

		$1,337,848

Restaurants – 1.4%
McDonald’s Corp.	2,912	$283,745
Whitbread PLC	6,758	525,206

		$808,951

Specialty Chemicals – 4.4%
Croda International PLC	12,757	$517,826
Ecolab, Inc.	6,265	716,591
Linde AG	2,284	465,756
Praxair, Inc.	4,084	493,102
Symrise AG	5,444	344,430

		$2,537,705

Specialty Stores – 1.5%
AutoZone, Inc. (a)	1,214	$828,142

Total Common Stocks		$56,764,674

MONEY MARKET FUNDS – 0.5%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	267,974	$267,974

Total Investments		$57,032,648

OTHER ASSETS, LESS LIABILITIES – 0.3%		198,371

Net Assets – 100.0%		$57,231,019

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

3/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$32,045,273	$—	$—	$32,045,273
United Kingdom	2,095,047	4,713,461	—	6,808,508
France	3,511,670	1,873,968	—	5,385,638
Switzerland	2,526,561	249,769	—	2,776,330
Germany	1,435,167	763,898	—	2,199,065
Brazil	1,387,646	—	—	1,387,646
Denmark	1,140,191	—	—	1,140,191
Taiwan	1,103,959	—	—	1,103,959
China	896,208	—	—	896,208
Other Countries	1,694,758	1,327,098	—	3,021,856
Mutual Funds	267,974	—	—	267,974
Total Investments	$48,104,454	$8,928,194	$—	$57,032,648

3

Supplemental Information (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $1,163,526 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $10,673,410 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$44,637,301
Gross unrealized appreciation	13,995,999
Gross unrealized depreciation	(1,600,652)
Net unrealized appreciation (depreciation)	$12,395,347

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	361,434	2,576,129	(2,669,589)	267,974

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$94	$267,974

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2015, are as follows:

United States	56.8%
United Kingdom	11.9%
France	9.4%
Switzerland	4.8%
Germany	3.8%
Brazil	2.4%
Denmark	2.0%
Taiwan	1.9%
China	1.6%
Other Countries	5.4%

4

QUARTERLY REPORT

March 31, 2015

MFS® GLOBAL RESEARCH PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

3/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.6%
Aerospace – 2.7%
Honeywell International, Inc.	9,042	$943,171
Northrop Grumman Corp.	5,908	950,952
Rockwell Collins, Inc.	4,912	474,254
United Technologies Corp.	7,364	863,061

		$3,231,438

Alcoholic Beverages – 0.7%
Pernod Ricard S.A.	7,426	$876,299

Apparel Manufacturers – 1.6%
Global Brands Group Holding Ltd. (a)	1,408,000	$275,219
Li & Fung Ltd.	222,000	216,770
LVMH Moet Hennessy Louis Vuitton S.A.	5,679	1,002,357
PVH Corp.	4,602	490,389

		$1,984,735

Automotive – 1.6%
Delphi Automotive PLC	10,609	$845,962
DENSO Corp.	17,400	794,400
Guangzhou Automobile Group Co. Ltd., “H”	342,000	326,770

		$1,967,132

Biotechnology – 1.7%
Alexion Pharmaceuticals, Inc. (a)	3,790	$656,807
Biogen, Inc. (a)	3,434	1,449,972

		$2,106,779

Broadcasting – 2.7%
Time Warner, Inc.	13,584	$1,147,033
Twenty-First Century Fox, Inc.	35,324	1,195,364
WPP PLC	40,597	920,675

		$3,263,072

Brokerage & Asset Managers – 1.7%
BlackRock, Inc.	2,608	$954,111
Franklin Resources, Inc.	10,480	537,834
NASDAQ OMX Group, Inc.	11,944	608,427

		$2,100,372

Business Services – 3.2%
Accenture PLC, “A”	9,713	$910,011
Cognizant Technology Solutions Corp., “A” (a)	13,885	866,285
Equifax, Inc.	3,744	348,192
Fidelity National Information Services, Inc.	11,568	787,318
Gartner, Inc. (a)	6,862	575,379
Global Payments, Inc.	4,195	384,598

		$3,871,783

Cable TV – 1.3%
Charter Communications, Inc., “A” (a)	5,672	$1,095,320
Time Warner Cable, Inc.	3,201	479,766

		$1,575,086

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Chemicals – 0.7%
E.I. du Pont de Nemours & Co.	6,618	$472,988
Orica Ltd.	23,687	359,452

		$832,440

Computer Software – 2.1%
Adobe Systems, Inc. (a)	8,411	$621,909
Oracle Corp.	15,374	663,388
Qlik Technologies, Inc. (a)	11,588	360,734
Salesforce.com, Inc. (a)	14,044	938,280

		$2,584,311

Computer Software – Systems – 2.8%
Apple, Inc.(s)	7,233	$900,002
EMC Corp.	47,166	1,205,563
Hewlett-Packard Co.	32,006	997,307
NCR Corp. (a)	10,171	300,146

		$3,403,018

Conglomerates – 0.5%
Hutchison Whampoa Ltd.	46,000	$636,310

Construction – 0.8%
Sherwin-Williams Co.	3,479	$989,776

Consumer Products – 2.1%
Colgate-Palmolive Co.	13,198	$915,149
L’Oreal S.A.	4,711	867,974
Newell Rubbermaid, Inc.	19,913	778,001

		$2,561,124

Consumer Services – 0.7%
Priceline Group, Inc. (a)	674	$784,637

Containers – 0.5%
Crown Holdings, Inc. (a)	10,121	$546,736

Electrical Equipment – 3.1%
Danaher Corp. (s)	20,967	$1,780,098
Schneider Electric S.A.	7,645	594,738
Siemens AG	6,532	707,270
W.W. Grainger, Inc.	2,655	626,076

		$3,708,182

Electronics – 2.6%
Altera Corp.	6,635	$284,708
MediaTek, Inc.	38,500	521,085
Mellanox Technologies Ltd. (a)	9,188	416,584
Microchip Technology, Inc.	13,005	635,945
NXP Semiconductors N.V. (a)	4,380	439,577
Taiwan Semiconductor Manufacturing Co. Ltd.	128,000	593,833
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	12,480	293,030

		$3,184,762

Energy – Independent – 3.0%
Anadarko Petroleum Corp.	9,259	$766,738
Cenovus Energy, Inc.	11,932	201,136

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Energy – Independent – continued
EOG Resources, Inc.	11,233	$1,029,954
INPEX Corp.	26,500	292,873
Memorial Resource Development Corp. (a)	25,329	449,336
Oil Search Ltd.	84,796	465,011
Pioneer Natural Resources Co.	2,417	395,204

		$3,600,252

Energy – Integrated – 3.0%
BG Group PLC	66,987	$823,765
Exxon Mobil Corp. (s)	18,531	1,575,135
Royal Dutch Shell PLC, “A”	39,447	1,172,319

		$3,571,219

Food & Beverages – 3.7%
Coca-Cola Co.	27,628	$1,120,315
Danone S.A.	13,234	891,074
M. Dias Branco S.A. Industria e Comercio de Alimentos	7,510	202,624
Mondelez International, Inc.	25,585	923,363
Nestle S.A.	14,833	1,120,336
Want Want China Holdings Ltd.	257,000	272,824

		$4,530,536

Food & Drug Stores – 1.1%
CVS Health Corp.	12,518	$1,291,983

Gaming & Lodging – 0.4%
Sands China Ltd.	105,600	$437,239

General Merchandise – 1.3%
Dollar Tree, Inc. (a)	7,482	$607,127
Target Corp.	11,671	957,839

		$1,564,966

Insurance – 3.0%
AIA Group Ltd.	196,400	$1,230,938
American International Group, Inc.	18,007	986,604
Hiscox Ltd.	52,754	665,954
MetLife, Inc.	14,384	727,111

		$3,610,607

Internet – 3.3%
Facebook, Inc., “A“ (a)	12,372	$1,017,164
Google, Inc., “A” (a)	2,429	1,347,366
Google, Inc., “C” (a)	1,424	780,352
LinkedIn Corp., “A” (a)	2,914	728,092
Yelp, Inc. (a)	2,600	123,110

		$3,996,084

Machinery & Tools – 2.3%
Atlas Copco AB, “A”	22,218	$719,503
Eaton Corp. PLC	7,981	542,229
Roper Industries, Inc.	5,628	968,016
Schindler Holding AG	3,487	580,569

		$2,810,317

Major Banks – 6.2%
BNP Paribas	9,183	$558,574
BOC Hong Kong Holdings Ltd.	170,500	608,092

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Major Banks – continued
Goldman Sachs Group, Inc.	4,131	$776,504
HSBC Holdings PLC	109,544	932,736
JPMorgan Chase & Co.	20,984	1,271,211
Royal Bank of Scotland Group PLC (a)	83,851	421,796
Standard Chartered PLC	41,562	672,961
Sumitomo Mitsui Financial Group, Inc.	22,700	869,847
Wells Fargo & Co.	25,149	1,368,106

		$7,479,827

Medical Equipment – 3.7%
Abbott Laboratories	22,947	$1,063,135
DENTSPLY International, Inc.	15,270	777,090
Stryker Corp.	9,845	908,201
Terumo Corp.	20,000	528,620
Thermo Fisher Scientific, Inc.	8,905	1,196,298

		$4,473,344

Metals & Mining – 0.9%
Iluka Resources Ltd.	34,052	$219,383
Rio Tinto Ltd.	22,169	905,649

		$1,125,032

Natural Gas – Distribution – 1.4%
Centrica PLC	95,677	$359,076
China Resources Gas Group Ltd.	186,000	577,092
GDF SUEZ	21,792	431,263
Tokyo Gas Co. Ltd.	58,000	365,280

		$1,732,711

Natural Gas – Pipeline – 0.5%
Williams Cos., Inc.	10,989	$555,934

Network & Telecom – 0.5%
Cisco Systems, Inc.	21,439	$590,108

Oil Services – 0.7%
Schlumberger Ltd.	9,679	$807,616

Other Banks & Diversified Financials – 9.8%
Aeon Credit Service Co. Ltd.	23,300	$588,616
American Express Co.	10,555	824,557
BB&T Corp.	16,398	639,358
Credicorp Ltd.	4,321	607,662
DBS Group Holdings Ltd.	57,900	856,780
Discover Financial Services	11,472	646,447
Erste Group Bank AG	19,299	475,930
HDFC Bank Ltd.	56,035	920,614
ING Groep N.V. (a)	47,271	693,550
Intesa Sanpaolo S.p.A.	200,437	680,174
Julius Baer Group Ltd.	12,222	613,238
Kasikornbank PLC, NVDR	85,500	600,507
KBC Group N.V.	10,251	634,449
Sberbank of Russia, ADR	75,189	330,380
UBS AG	62,475	1,177,755
Visa, Inc., “A”	23,962	1,567,354

		$11,857,371

Pharmaceuticals – 7.0%
Actavis PLC (a)	5,077	$1,511,017
Bayer AG	6,465	971,400

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Pharmaceuticals – continued
Eli Lilly & Co.	8,246	$599,072
Novartis AG	17,642	1,745,501
Roche Holding AG	5,400	1,489,751
Santen Pharmaceutical Co. Ltd.	56,500	822,157
Valeant Pharmaceuticals International, Inc. (a)	6,410	1,273,154

		$8,412,052

Railroad & Shipping – 1.0%
Union Pacific Corp.	11,102	$1,202,458

Real Estate – 0.4%
Intu Properties PLC, REIT	90,101	$465,122

Restaurants – 0.8%
YUM! Brands, Inc.	11,839	$931,966

Specialty Chemicals – 2.8%
Akzo Nobel N.V.	10,008	$757,797
Axalta Coating Systems Ltd. (a)	4,257	117,578
JSR Corp.	37,500	651,290
LG Chemical Ltd.	3,193	650,429
Linde AG	3,356	684,360
W.R. Grace & Co. (a)	5,791	572,556

		$3,434,010

Specialty Stores – 2.2%
Hennes & Mauritz AB, “B”	14,011	$567,904
L Brands, Inc.	7,115	670,873
Ryohin Keikaku Co. Ltd.	3,500	509,526
Urban Outfitters, Inc. (a)	21,252	970,154

		$2,718,457

Telecommunications – Wireless – 2.3%
American Tower Corp., REIT	7,694	$724,390
KDDI Corp.	49,538	1,123,676
Mobile TeleSystems OJSC (a)	43,869	186,179

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Telecommunications – Wireless – continued
Philippine Long Distance Telephone Co.	4,505	$287,836
Vodafone Group PLC	126,495	413,658

		$2,735,739

Telephone Services – 1.2%
BT Group PLC	42,001	$272,118
Hellenic Telecommunications Organization S.A. (a)	38,031	337,366
Royal KPN N.V.	73,372	248,291
TDC A.S.	27,580	197,662
Verizon Communications, Inc.	7,930	385,636

		$1,441,073

Tobacco – 0.7%
Japan Tobacco, Inc.	27,900	$881,527

Trucking – 0.6%
Yamato Holdings Co. Ltd.	31,800	$734,978

Utilities – Electric Power – 1.7%
CMS Energy Corp.	38,768	$1,353,391
Edison International	10,317	644,503

		$1,997,894

Total Common Stocks		$119,198,414

PREFERRED STOCKS – 0.3%
Telephone Services – 0.3%
Telecom Italia S.p.A.	360,500	$339,174

MONEY MARKET FUNDS – 0.1%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	91,250	$91,250

Total Investments		$119,628,838

OTHER ASSETS, LESS LIABILITIES – 1.0%		1,253,026

Net Assets – 100.0%		$120,881,864

(a)	Non-income producing security.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At March 31, 2015, the fund had no short sales outstanding.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

At March 31, 2015, the fund had cash collateral of $8,687 and other liquid securities with an aggregate value of $575,852 to cover any commitments for securities sold short. At March 31, 2015, the fund had no short sales outstanding.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

3/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$69,794,781	$—	$—	$69,794,781
Japan	3,840,964	4,321,827	—	8,162,791
United Kingdom	3,660,312	4,365,518	—	8,025,830
Switzerland	6,727,149	—	—	6,727,149
France	4,345,980	876,299	—	5,222,279
Hong Kong	1,262,101	2,142,466	—	3,404,567
Germany	1,391,630	971,400	—	2,363,030
Netherlands	1,890,924	248,291	—	2,139,215
Canada	1,474,290	—	—	1,474,290
Other Countries	5,615,463	6,608,193	—	12,223,656
Mutual Funds	91,250	—	—	91,250
Total Investments	$100,094,844	$19,533,994	$—	$119,628,838

4

Supplemental Information (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $1,644,361 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $22,321,918 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$102,657,374
Gross unrealized appreciation	22,675,141
Gross unrealized depreciation	(5,703,677)
Net unrealized appreciation (depreciation)	$16,971,464

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	989,853	5,308,905	(6,207,508)	91,250

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$174	$91,250

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2015, are as follows:

United States	58.9%
Japan	6.7%
United Kingdom	6.6%
Switzerland	5.6%
France	4.3%
Hong Kong	2.8%
Germany	2.0%
Netherlands	1.8%
Canada	1.2%
Other Countries	10.1%

5

QUARTERLY REPORT

March 31, 2015

MFS® GLOBAL TACTICAL ALLOCATION PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

3/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 33.5%
Aerospace – 1.9%
Cobham PLC	360,988	$1,628,959
Honeywell International, Inc.	49,879	5,202,878
Lockheed Martin Corp.	31,976	6,489,849
Northrop Grumman Corp.	9,410	1,514,634
United Technologies Corp.	36,520	4,280,144

		$19,116,464

Alcoholic Beverages – 0.9%
Heineken N.V.	57,406	$4,384,385
Pernod Ricard S.A.	37,733	4,452,651

		$8,837,036

Automotive – 0.4%
Johnson Controls, Inc.	41,643	$2,100,473
USS Co. Ltd.	97,400	1,687,557

		$3,788,030

Broadcasting – 0.8%
Fuji Media Holdings, Inc.	62,500	$887,981
Nippon Television Holdings, Inc.	67,300	1,122,836
Omnicom Group, Inc.	33,467	2,609,757
Viacom, Inc., “B”	19,126	1,306,306
Walt Disney Co.	23,099	2,422,854

		$8,349,734

Brokerage & Asset Managers – 0.6%
BlackRock, Inc.	7,600	$2,780,384
Computershare Ltd.	80,193	774,883
Daiwa Securities Group, Inc.	146,000	1,151,590
Franklin Resources, Inc.	22,965	1,178,564

		$5,885,421

Business Services – 1.9%
Accenture PLC, “A”	60,228	$5,642,761
Amadeus IT Holding S.A.	72,257	3,098,504
Bunzl PLC	98,542	2,673,692
Compass Group PLC	238,392	4,140,353
Nomura Research, Inc.	83,300	3,135,334

		$18,690,644

Cable TV – 0.4%
Comcast Corp., “Special A”	74,032	$4,150,604

Chemicals – 1.1%
3M Co.	34,336	$5,663,723
Givaudan S.A.	1,270	2,293,115
PPG Industries, Inc.	13,546	3,055,165

		$11,012,003

Computer Software – 0.3%
Oracle Corp.	75,541	$3,259,594

Computer Software – Systems – 0.3%
International Business Machines Corp.	21,100	$3,386,550

Construction – 0.2%
Geberit AG	4,115	$1,545,560
Stanley Black & Decker, Inc.	7,396	705,282

		$2,250,842

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Consumer Products – 1.7%
Kao Corp.	140,100	$6,994,835
Kobayashi Pharmaceutical Co. Ltd.	22,800	1,634,885
KOSE Corp.	23,400	1,293,551
Procter & Gamble Co.	34,016	2,787,271
Reckitt Benckiser Group PLC	43,264	3,707,904

		$16,418,446

Containers – 0.4%
Brambles Ltd.	326,617	$2,859,902
Crown Holdings, Inc. (a)	13,692	739,642

		$3,599,544

Electrical Equipment – 0.9%
Danaher Corp.	28,735	$2,439,601
Legrand S.A.	47,955	2,584,481
Pentair PLC	8,167	513,623
Spectris PLC	46,347	1,485,025
Tyco International PLC	50,796	2,187,276

		$9,210,006

Electronics – 1.1%
Halma PLC	129,857	$1,345,520
Hirose Electric Co. Ltd.	13,335	1,727,818
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	161,407	3,789,836
Texas Instruments, Inc.	72,975	4,173,075

		$11,036,249

Energy – Independent – 0.3%
Cairn Energy PLC (a)	215,873	$500,019
Occidental Petroleum Corp.	32,068	2,340,964

		$2,840,983

Energy – Integrated – 1.2%
Chevron Corp.	20,623	$2,165,003
Exxon Mobil Corp.	51,658	4,390,930
Royal Dutch Shell PLC, “A”	123,500	3,670,278
Suncor Energy, Inc.	48,696	1,422,951

		$11,649,162

Food & Beverages – 1.7%
Danone S.A.	82,759	$5,572,343
General Mills, Inc.	54,745	3,098,567
Nestle S.A.	102,258	7,723,541

		$16,394,451

Food & Drug Stores – 0.7%
CVS Health Corp.	65,307	$6,740,335

General Merchandise – 0.4%
Target Corp.	46,131	$3,785,971

Insurance – 2.2%
ACE Ltd.	16,081	$1,792,871
Aon PLC	30,972	2,977,029
Fairfax Financial Holdings Ltd.	7,461	4,182,472
Hiscox Ltd.	93,918	1,185,596

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Insurance – continued
MetLife, Inc.	68,648	$3,470,156
Prudential Financial, Inc.	24,509	1,968,318
Travelers Cos., Inc.	37,854	4,093,153
Zurich Insurance Group AG	4,860	1,646,839

		$21,316,434

Leisure & Toys – 0.1%
Hasbro, Inc.	21,472	$1,357,889

Machinery & Tools – 0.3%
Glory Ltd.	24,300	$678,743
Illinois Tool Works, Inc.	8,654	840,649
Neopost S.A.	18,544	1,018,264

		$2,537,656

Major Banks – 2.6%
Bank of New York Mellon Corp.	83,371	$3,354,849
Goldman Sachs Group, Inc.	14,787	2,779,512
HSBC Holdings PLC	307,810	2,620,915
JPMorgan Chase & Co.	102,175	6,189,762
State Street Corp.	37,687	2,771,125
Sumitomo Mitsui Financial Group, Inc.	22,700	869,847
Wells Fargo & Co.	126,785	6,897,104

		$25,483,114

Medical Equipment – 0.9%
Abbott Laboratories	71,197	$3,298,557
Medtronic PLC	47,735	3,722,853
St. Jude Medical, Inc.	21,505	1,406,427

		$8,427,837

Network & Telecom – 0.6%
Ericsson, Inc., “B”	440,728	$5,531,071

Other Banks & Diversified Financials – 1.1%
DnB NOR A.S.A.	155,205	$2,498,863
Hachijuni Bank Ltd.	80,000	564,991
ING Groep N.V. (a)	212,577	3,118,885
North Pacific Bank Ltd.	69,800	263,885
U.S. Bancorp	96,016	4,193,019

		$10,639,643

Pharmaceuticals – 3.5%
Bayer AG	32,943	$4,949,859
GlaxoSmithKline PLC	224,451	5,139,911
Johnson & Johnson	73,385	7,382,531
Novartis AG	51,247	5,070,384
Pfizer, Inc.	190,540	6,628,887
Roche Holding AG	13,039	3,597,197
Santen Pharmaceutical Co. Ltd.	118,000	1,717,071

		$34,485,840

Railroad & Shipping – 0.1%
Canadian National Railway Co.	15,026	$1,004,789

Real Estate – 0.5%
Deutsche Wohnen AG	180,996	$4,639,646

Restaurants – 0.3%
McDonald’s Corp.	26,113	$2,544,451

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Specialty Stores – 0.1%
Esprit Holdings Ltd.	588,200	$595,906

Telecommunications – Wireless – 1.1%
KDDI Corp.	386,100	$8,757,953
Vodafone Group PLC	718,173	2,348,537

		$11,106,490

Telephone Services – 0.7%
TDC A.S.	145,188	$1,040,542
Verizon Communications, Inc.	112,679	5,479,580

		$6,520,122

Tobacco – 1.5%
British American Tobacco PLC	67,097	$3,466,576
Japan Tobacco, Inc.	114,100	3,605,094
Lorillard, Inc.	39,837	2,603,348
Philip Morris International, Inc.	70,375	5,301,349

		$14,976,367

Trucking – 0.7%
United Parcel Service, Inc., “B”	25,662	$2,487,674
Yamato Holdings Co. Ltd.	180,700	4,176,432

		$6,664,106

Total Common Stocks		$328,233,430

BONDS – 57.7%
Asset-Backed & Securitized – 2.4%
Cent LP, 2013-17A, “A1”, CLO, FRN, 1.554%, 1/30/25 (z)	$1,367,000	$1,351,304
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/49	1,729,018	1,820,305
Commercial Mortgage Pass-Through Certificates, “A3”, 5.293%, 12/11/49	49,757	50,109
CWCapital LLC, 5.223%, 8/15/48	2,004,023	2,102,729
Dryden Senior Loan Fund, 2013-26A, “A”, CLO, FRN, 1.353%, 7/15/25 (z)	1,757,000	1,734,315
Goldman Sachs Mortgage Securities Corp., FRN, 5.795%, 8/10/45	3,442,324	3,717,386
Hyundai Auto Lease Securitization Trust, 2015-A, “A2”, 1%, 10/16/17 (z)	753,000	753,839
ING Investment Management Ltd., 2013-2A, “A1”, CLO, FRN, 1.406%, 4/25/25 (z)	1,595,000	1,574,464
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.775%, 6/15/49	974,829	986,695
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.937%, 2/15/51	96,070	96,201
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.775%, 6/15/49	2,310,000	2,470,081
Merrill Lynch Mortgage Trust, “A3”, FRN, 5.837%, 6/12/50	681,646	682,628
Merrill Lynch Mortgage Trust, FRN, 5.837%, 6/12/50	3,310,000	3,561,149

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
Asset-Backed & Securitized – continued
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.735%, 6/12/50		$2,460,000	$2,652,783

			$23,553,988

Automotive – 0.6%
Daimler Finance North America LLC, 1.875%, 1/11/18 (n)		$917,000	$927,544
Delphi Automotive PLC, 1.5%, 3/10/25	EUR	575,000	615,153
FGA Capital Ireland PLC, 2%, 10/23/19	EUR	475,000	527,052
Hyundai Capital America, 2.6%, 3/19/20 (z)		$916,000	925,710
RCI Banque S.A., 4.25%, 4/27/17	EUR	650,000	752,694
TRW Automotive, Inc., 4.5%, 3/01/21 (n)		$337,000	339,528
Volkswagen International Finance N.V., 3.75%, 3/29/49	EUR	550,000	635,770
Volkswagen International Finance N.V., 3.875% to 9/04/18, FRN to 9/29/49	EUR	615,000	704,262

			$5,427,713

Biotechnology – 0.0%
Life Technologies Corp., 6%, 3/01/20		$411,000	$474,661

Broadcasting – 0.3%
Discovery Communications, Inc., 4.875%, 4/01/43		$266,000	$277,948
Discovery Communications, Inc., 1.9%, 3/19/27	EUR	700,000	750,860
Grupo Televisa S.A.B., 5%, 5/13/45		$551,000	573,509
Omnicom Group, Inc., 3.65%, 11/01/24		357,000	369,301
ProSiebenSat.1 Media AG, 2.625%, 4/15/21	EUR	615,000	705,087

			$2,676,705

Brokerage & Asset Managers – 0.2%
CME Group, Inc., 3%, 3/15/25		$1,000,000	$1,010,154
TD Ameritrade Holding Corp., 2.95%, 4/01/22		676,000	687,314

			$1,697,468

Building – 0.2%
CRH Finance Ltd., 3.125%, 4/03/23	EUR	500,000	$617,467
Holcim GB Finance Ltd., 8.75%, 4/24/17	GBP	300,000	510,336
Martin Marietta Materials, Inc., 4.25%, 7/02/24		$367,000	384,768
Mohawk Industries, Inc., 6.125%, 1/15/16		558,000	579,231
Owens Corning, Inc., 6.5%, 12/01/16		13,000	13,977
Owens Corning, Inc., 4.2%, 12/15/22		367,000	382,985

			$2,488,764

Business Services – 0.1%
Fidelity National Information Services, Inc., 5%, 3/15/22		$717,000	$760,249

Issuer	Shares/Par		Value ($)

BONDS – continued
Cable TV – 0.4%
Comcast Corp., 4.65%, 7/15/42		$512,000	$570,721
Cox Communications, Inc., 3.25%, 12/15/22 (n)		498,000	505,137
NBCUniversal Media LLC, 5.15%, 4/30/20		1,166,000	1,338,212
Shaw Communications, Inc., 5.65%, 10/01/19	CAD	755,000	689,834
Time Warner Cable, Inc., 5.75%, 6/02/31	GBP	350,000	642,896
Time Warner Cable, Inc., 5.25%, 7/15/42	GBP	100,000	176,144
Time Warner Cable, Inc., 4.5%, 9/15/42		$78,000	80,010

			$4,002,954

Chemicals – 0.3%
CF Industries, Inc., 5.15%, 3/15/34		$604,000	$661,928
LyondellBasell Industries N.V., 5%, 4/15/19		903,000	995,797
PPG Industries, Inc., 1.4%, 3/13/27	EUR	525,000	563,631
Solvay Finance S.A., FRN, 4.199%, 5/29/49	EUR	550,000	629,027
Syngenta Finance N.V., 1.875%, 11/02/21	EUR	400,000	461,693

			$3,312,076

Computer Software – 0.1%
Oracle Corp., 3.4%, 7/08/24		$988,000	$1,038,575

Conglomerates – 0.1%
Roper Industries, Inc., 1.85%, 11/15/17		$511,000	$514,533
Tyco International Finance S.A., 1.375%, 2/25/25	EUR	600,000	651,036

			$1,165,569

Consumer Products – 0.1%
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/23 (n)		$577,000	$610,867
Whirlpool Corp., 0.625%, 3/12/20	EUR	375,000	400,821

			$1,011,688

Consumer Services – 0.1%
Priceline Group, Inc., 3.65%, 3/15/25		$686,000	$698,122

Defense Electronics – 0.1%
BAE Systems PLC, 4.125%, 6/08/22	GBP	350,000	$573,420

Electrical Equipment – 0.0%
Arrow Electronics, Inc., 3.5%, 4/01/22		$358,000	$358,838

Electronics – 0.1%
Lam Research Corp., 2.75%, 3/15/20		$275,000	$276,536
Tyco Electronics Group S.A., 2.375%, 12/17/18		778,000	792,654
Tyco Electronics Group S.A., 1.1%, 3/01/23	EUR	150,000	162,449

			$1,231,639

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
Emerging Market Quasi-Sovereign – 0.3%
Comision Federal de Electricidad , 4.875%, 1/15/24		$669,000	$712,485
Empresa Nacional del Petroleo, 6.25%, 7/08/19		619,000	689,562
Petroleos Mexicanos, 5.5%, 1/21/21		664,000	728,740
Petroleos Mexicanos, 4.5%, 1/23/26 (n)		479,000	488,101

			$2,618,888

Emerging Market Sovereign – 0.6%
Republic of Colombia, 6.125%, 1/18/41		$1,241,000	$1,470,585
Republic of Indonesia, 2.875%, 7/08/21 (z)	EUR	500,000	565,713
Republic of Peru, 7.35%, 7/21/25		$900,000	1,224,000
United Mexican States, 1.625%, 3/06/24	EUR	275,000	297,764
United Mexican States, 8.5%, 5/31/29	MXN	31,700,000	2,510,806

			$6,068,868

Energy – Independent – 0.0%
Pioneer Natural Resources Co., 7.5%, 1/15/20		$346,000	$410,885

Energy – Integrated – 0.1%
Repsol International Finance B.V., 3.625%, 10/07/21	EUR	600,000	$742,869

Financial Institutions – 0.1%
International Lease Finance Corp., 7.125%, 9/01/18 (n)		$859,000	$964,228

Food & Beverages – 0.5%
Coca-Cola Co., 0.75%, 3/09/23	EUR	425,000	$457,304
Coca-Cola Co., 1.125%, 3/09/27	EUR	350,000	377,999
Coca-Cola HBC Finance B.V., 4.25%, 11/16/16	EUR	550,000	627,213
J.M. Smucker Co., 2.5%, 3/15/20 (z)		$470,000	476,307
J.M. Smucker Co., 4.375%, 3/15/45 (z)		272,000	283,467
Mead Johnson Nutrition Co., 4.6%, 6/01/44		577,000	607,453
Mondelez International, Inc., 1%, 3/07/22	EUR	125,000	135,093
Mondelez International, Inc., 2.375%, 3/06/35	EUR	150,000	168,956
Tyson Foods, Inc., 6.6%, 4/01/16		$1,382,000	1,457,880
Tyson Foods, Inc., 5.15%, 8/15/44		239,000	278,159
Wm. Wrigley Jr. Co., 2.9%, 10/21/19 (n)		409,000	421,702

			$5,291,533

Food & Drug Stores – 0.2%
CVS Health Corp., 5.75%, 6/01/17		$750,000	$823,595
Loblaw Cos. Ltd., 4.86%, 9/12/23	CAD	771,000	705,000
Walgreens Boots Alliance, Inc., 2.7%, 11/18/19		$923,000	942,935

			$2,471,530

Issuer	Shares/Par		Value ($)

BONDS – continued
Forest & Paper Products – 0.2%
Georgia-Pacific LLC, 5.4%, 11/01/20 (n)		$1,090,000	$1,243,528
Packaging Corp. of America, 3.9%, 6/15/22		717,000	745,333

			$1,988,861

Gaming & Lodging – 0.1%
Wyndham Worldwide Corp., 2.5%, 3/01/18		$742,000	$745,122
Wyndham Worldwide Corp., 5.625%, 3/01/21		400,000	451,670

			$1,196,792

Insurance – 0.4%
AIA Group Ltd., 3.2%, 3/11/25 (z)		$500,000	$504,400
American International Group, Inc., 4.875%, 6/01/22		434,000	493,221
American International Group, Inc., 4.875% to 3/15/17, FRN to 3/15/67	EUR	900,000	1,006,918
Aviva PLC, 5.7% to 9/29/15, FRN to 9/29/49	EUR	570,000	623,618
CNP Assurances S.A., 6% to 9/14/20, FRN to 9/14/40	EUR	600,000	767,651
Delta Lloyd N.V., FRN, 9%, 8/29/42	EUR	650,000	917,323

			$4,313,131

Insurance – Property & Casualty – 0.5%
ACE INA Holdings, Inc., 3.15%, 3/15/25		$1,000,000	$1,022,385
Amlin PLC, 6.5% to 12/19/16, FRN to 12/19/26	GBP	300,000	462,821
Berkshire Hathaway, Inc., 1.125%, 3/16/27	EUR	250,000	267,647
Berkshire Hathaway, Inc., 1.625%, 3/16/35	EUR	400,000	435,526
Berkshire Hathaway, Inc., 4.5%, 2/11/43		$400,000	451,304
Chubb Corp., 6.375% to 4/15/17, FRN to 3/29/67		1,010,000	1,070,600
Marsh & McLennan Cos., Inc., 2.55%, 10/15/18		505,000	518,599
QBE Capital Funding III Ltd., 7.5% to 5/24/21, FRN to 5/24/41	GBP	400,000	687,161

			$4,916,043

International Market Quasi-Sovereign – 0.6%
Electricite de France S.A., 6% to 1/29/26, FRN to 12/29/49	GBP	500,000	$811,309
Statoil A.S.A., 4.25%, 11/23/41		$1,260,000	1,350,372
Statoil A.S.A., FRN, 0.547%, 5/15/18		759,000	756,438
Temasek Financial I Ltd., 2.375%, 1/23/23 (n)		2,880,000	2,860,811

			$5,778,930

International Market Sovereign – 28.3%
Buoni Poliennali del Tesoro, 5.5%, 9/01/22	EUR	6,011,000	$8,532,061

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
International Market Sovereign – continued
Buoni Poliennali del Tesoro, 5%, 9/01/40	EUR	1,090,000	$1,857,656
Commonwealth of Australia, 5.75%, 5/15/21	AUD	17,422,000	16,143,766
Federal Republic of Germany, 6.25%, 1/04/30	EUR	2,630,000	5,225,352
Federal Republic of Germany, 2.5%, 7/04/44	EUR	2,581,000	4,204,182
Government of Canada, 4.25%, 6/01/18	CAD	8,927,000	7,872,577
Government of Canada, 2.5%, 6/01/24	CAD	4,685,000	4,100,739
Government of Canada, 5.75%, 6/01/33	CAD	3,810,000	4,828,236
Government of Canada, 4%, 6/01/41	CAD	1,043,000	1,162,860
Government of Japan, 2%, 3/20/52	JPY	175,000,000	1,691,972
Government of Japan, 1.1%, 6/20/20	JPY	1,773,600,000	15,523,595
Government of Japan, 2.1%, 9/20/24	JPY	3,145,000,000	30,458,001
Government of Japan, 2.2%, 9/20/27	JPY	1,329,450,000	13,258,530
Government of Japan, 2.4%, 3/20/37	JPY	304,200,000	3,104,004
Government of Japan, 1.8%, 3/20/43	JPY	200,000,000	1,847,831
Government of New Zealand, 5%, 3/15/19	NZD	7,656,000	6,120,043
Government of New Zealand, 5.5%, 4/15/23	NZD	6,119,000	5,301,233
Government of Norway, 3.75%, 5/25/21	NOK	42,743,000	6,088,547
Government of Norway, 3%, 3/14/24	NOK	24,778,000	3,483,998
Kingdom of Belgium, 4%, 3/28/32	EUR	3,708,000	6,022,007
Kingdom of Denmark, 3%, 11/15/21	DKK	13,962,000	2,406,291
Kingdom of Denmark, 1.5%, 11/15/23	DKK	21,474,000	3,442,055
Kingdom of Denmark, 4.5%, 11/15/39	DKK	6,240,000	1,691,852
Kingdom of Spain, 5.4%, 1/31/23	EUR	7,656,000	10,949,538
Kingdom of Spain, 5.5%, 7/30/17	EUR	7,517,000	9,085,714
Kingdom of Spain, 4.6%, 7/30/19	EUR	5,857,000	7,420,188
Kingdom of Spain, 4.7%, 7/30/41	EUR	1,046,000	1,755,843
Kingdom of Sweden, 5%, 12/01/20	SEK	45,950,000	6,831,555
Kingdom of Sweden, 3.5%, 6/01/22	SEK	13,530,000	1,938,659
Kingdom of Sweden, 1.5%, 11/13/23	SEK	44,665,000	5,702,986
Kingdom of the Netherlands, 5.5%, 1/15/28	EUR	2,010,000	3,527,053
Republic of Austria, 1.75%, 10/20/23	EUR	1,673,000	2,027,260
Republic of France, 6%, 10/25/25	EUR	4,568,000	7,701,869
Republic of France, 4.75%, 4/25/35	EUR	4,473,000	8,219,501
Republic of Iceland, 4.875%, 6/16/16 (n)		$4,712,000	4,902,883
Republic of Ireland, 5.4%, 3/13/25	EUR	49,000	76,034
Republic of Italy, 5.25%, 8/01/17	EUR	8,934,000	10,729,645
Republic of Italy, 3.75%, 3/01/21	EUR	16,031,000	20,235,256
United Kingdom Treasury, 5%, 3/07/18	GBP	2,069,000	3,459,213
United Kingdom Treasury, 8%, 6/07/21	GBP	2,536,000	5,278,886

Issuer	Shares/Par		Value ($)

BONDS – continued
International Market Sovereign – continued
United Kingdom Treasury, 4.25%, 12/07/27	GBP	1,649,000	$3,133,792
United Kingdom Treasury, 4.25%, 3/07/36	GBP	2,259,000	4,509,911
United Kingdom Treasury, 3.25%, 1/22/44	GBP	1,878,000	3,332,655
United Kingdom Treasury, 3.75%, 7/22/52	GBP	799,000	1,616,544

			$276,802,373

Major Banks – 2.3%
ABN AMRO North America Finance, Inc., 7.125%, 7/06/22	EUR	450,000	$654,738
Bank of America Corp., 7.625%, 6/01/19		$690,000	832,820
Bank of America Corp., 4.1%, 7/24/23		500,000	533,524
Bank of America Corp., 4.125%, 1/22/24		757,000	810,623
Barclays Bank PLC, 6%, 1/14/21	EUR	398,000	527,435
Barclays Bank PLC, 6.75% to 1/16/18, FRN to 1/16/23	GBP	350,000	575,943
Credit Agricole S.A., 7.375%, 12/18/23	GBP	300,000	579,056
Credit Suisse Group AG, 6.5%, 8/08/23 (n)		$860,000	981,937
Goldman Sachs Group, Inc., 5.75%, 1/24/22		1,486,000	1,734,694
HSBC Bank PLC, FRN, 0.897%, 5/15/18 (n)		1,833,000	1,841,428
ING Bank N.V., 4.875%, 1/18/21	EUR	250,000	333,767
ING Bank N.V., 5.8%, 9/25/23 (n)		$973,000	1,101,552
ING Bank N.V., 3.5% to 11/21/18, FRN to 11/21/23	EUR	700,000	806,639
JPMorgan Chase & Co., 4.25%, 10/15/20		$1,579,000	1,721,888
JPMorgan Chase & Co., 6.75% to 2/01/24, FRN to 1/29/49		761,000	825,685
Morgan Stanley, 5.5%, 7/28/21		850,000	986,056
Morgan Stanley, 4.3%, 1/27/45		413,000	427,962
Nordea Bank AB, FRN, 0.718%, 5/13/16 (n)		3,520,000	3,530,859
PNC Financial Services Group, Inc., FRN, 6.75%, 12/31/49		1,510,000	1,679,875
Regions Financial Corp., 2%, 5/15/18		908,000	907,159
Royal Bank of Scotland Group PLC, 5.5%, 3/23/20	EUR	450,000	596,474
Wells Fargo & Co., 5.9% to 6/15/24, FRN to 12/29/49		$374,000	389,428

			$22,379,542

Medical & Health Technology & Services – 0.1%
Becton, Dickinson and Co., 3.734%, 12/15/24		$459,000	$480,390
Laboratory Corp. of America Holdings, 4.7%, 2/01/45		541,000	556,849

			$1,037,239

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
Medical Equipment – 0.2%
Medtronic, Inc., 3.5%, 3/15/25 (n)		$918,000	$959,669
Zimmer Holdings, Inc., 4.25%, 8/15/35		722,000	744,745

			$1,704,414

Metals & Mining – 0.5%
Barrick International (Barbados) Corp., 5.75%, 10/15/16 (n)		$1,121,000	$1,192,890
Cameco Corp., 5.67%, 9/02/19	CAD	775,000	695,851
Glencore Finance (Europe) S.A., 6.5%, 2/27/19	GBP	250,000	429,085
Kinross Gold Corp., 5.95%, 3/15/24		$746,000	690,847
Plains Exploration & Production Co., 6.875%, 2/15/23		585,000	620,831
Southern Copper Corp., 6.75%, 4/16/40		355,000	378,466
Xstrata Finance (Canada) Ltd., 5.25%, 6/13/17	EUR	450,000	531,396

			$4,539,366

Midstream – 0.7%
APT Pipelines Ltd., 5%, 3/23/35 (z)		$705,000	$705,575
Enbridge, Inc., 3.19%, 12/05/22	CAD	895,000	732,352
Energy Transfer Partners LP, 4.65%, 6/01/21		$1,066,000	1,138,962
Energy Transfer Partners LP, 3.6%, 2/01/23		745,000	737,996
Enterprise Products Operating LLC, 3.9%, 2/15/24		513,000	536,716
Enterprise Products Operating LLC, 4.85%, 3/15/44		231,000	249,013
Kinder Morgan Energy Partners LP, 5.4%, 9/01/44		371,000	384,373
Kinder Morgan, Inc., 2.25%, 3/16/27	EUR	375,000	409,818
Spectra Energy Partners LP, 4.75%, 3/15/24		$899,000	987,255
Sunoco Logistics Partners LP, 5.3%, 4/01/44		621,000	640,653
Williams Cos., Inc., 3.7%, 1/15/23		400,000	369,760

			$6,892,473

Mortgage-Backed – 4.7%
Fannie Mae, 4.78%, 8/01/15		$84,930	$85,539
Fannie Mae, 4.856%, 8/01/15		67,652	68,129
Fannie Mae, 5.036%, 8/01/15		66,002	66,046
Fannie Mae, 5.443%, 11/01/15		101,759	102,506
Fannie Mae, 5.432%, 2/01/16		74,791	76,420
Fannie Mae, 5.288%, 4/01/16		480,920	493,140
Fannie Mae, 5.733%, 7/01/16		588,890	615,716
Fannie Mae, 5.09%, 12/01/16		96,018	101,628
Fannie Mae, 4.911%, 1/01/17		5,589	5,577
Fannie Mae, 5.05%, 1/01/17		462,655	484,983
Fannie Mae, 5.361%, 6/01/18		544,412	599,567
Fannie Mae, 3.849%, 7/01/18		1,586,674	1,695,165
Fannie Mae, 4.57%, 5/01/19		228,122	252,347
Fannie Mae, 4.6%, 9/01/19		595,447	660,246
Fannie Mae, 4.45%, 10/01/19		416,973	462,206

Issuer	Shares/Par		Value ($)

BONDS – continued
Mortgage-Backed – continued
Fannie Mae, 5%, 12/01/20 – 8/01/40		$4,317,844	$4,821,786
Fannie Mae, 4.5%, 7/01/23 – 4/01/44		4,742,497	5,210,179
Fannie Mae, 4%, 3/01/25		165,111	176,917
Fannie Mae, 5.5%, 11/01/36 – 4/01/37		525,765	592,722
Fannie Mae, 6%, 9/01/37 – 6/01/38		758,913	866,020
Fannie Mae, 4%, 2/01/41 (f)		2,147,282	2,302,214
Fannie Mae, 3.5%, 5/01/43		4,603,864	4,874,118
Freddie Mac, 3.882%, 11/25/17		1,357,000	1,442,042
Freddie Mac, 2.699%, 5/25/18		705,000	734,855
Freddie Mac, 2.323%, 10/25/18		447,000	461,118
Freddie Mac, 5.085%, 3/25/19		30,000	33,843
Freddie Mac, 4.186%, 8/25/19		650,000	714,806
Freddie Mac, 2.757%, 5/25/20		213,408	220,303
Freddie Mac, 3.32%, 7/25/20		1,252,727	1,312,518
Freddie Mac, 4%, 7/01/25		365,819	394,748
Freddie Mac, 5.5%, 5/01/34 – 7/01/37		115,950	130,473
Freddie Mac, 5%, 10/01/36 – 10/01/38		827,548	917,211
Freddie Mac, 4.5%, 5/01/40 (f)		528,390	576,541
Freddie Mac, TBA, 4%, 4/01/45		4,400,000	4,699,750
Ginnie Mae, 5%, 5/15/40		281,361	314,635
Ginnie Mae, 3.5%, 6/20/43		4,912,054	5,183,241
Ginnie Mae, 4%, 11/20/43 – 12/20/44		3,823,496	4,093,232

			$45,842,487

Natural Gas – Distribution – 0.1%
Centrica PLC, 4.375%, 3/13/29	GBP	350,000	$582,537
GDF SUEZ, 3% to 6/02/19, FRN to 6/29/49	EUR	500,000	557,159

			$1,139,696

Network & Telecom – 0.4%
British Telecom PLC, 5.75%, 12/07/28	GBP	250,000	$474,231
Verizon Communications, Inc., 2.625%, 12/01/31	EUR	600,000	727,449
Verizon Communications, Inc., 6.4%, 9/15/33		$1,095,000	1,366,713
Verizon Communications, Inc., 6.55%, 9/15/43		1,015,000	1,321,691

			$3,890,084

Oils – 0.2%
Marathon Petroleum Corp., 3.625%, 9/15/24		$500,000	$505,699
Valero Energy Corp., 4.9%, 3/15/45		977,000	1,010,062

			$1,515,761

Other Banks & Diversified Financials – 1.4%
Banco de Credito del Peru, 6.125% to 4/24/22, FRN to 4/24/27 (n)		$1,510,000	$1,641,974
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/22 (n)		1,604,000	1,813,643
BBVA Subordinated Capital S.A.U., 3.5% to 4/11/19, FRN to 4/11/24	EUR	600,000	682,131
BPCE S.A., 4.5%, 3/15/25 (n)		$384,000	389,553
Capital One Bank (USA) N.A., 3.375%, 2/15/23		978,000	990,515

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
Other Banks & Diversified Financials – continued
Citigroup, Inc., 3.75%, 6/16/24		$750,000	$783,872
Discover Bank, 7%, 4/15/20		1,971,000	2,339,825
Intesa Sanpaolo S.p.A., 5.25%, 1/28/22	GBP	450,000	768,478
KBC Group N.V., FRN, 2.375%, 11/25/24	EUR	600,000	665,905
Macquarie Group Ltd., 3%, 12/03/18 (n)		$619,000	636,020
Rabobank Nederland N.V., 4%, 9/19/22	GBP	350,000	582,016
Svenska Handelsbanken AB, FRN, 0.714%, 3/21/16		$2,150,000	2,158,045
U.S. Bancorp, 2.95%, 7/15/22		402,000	408,941

			$13,860,918

Personal Computers & Peripherals – 0.1%
Equifax, Inc., 3.3%, 12/15/22		$717,000	$732,247

Pharmaceuticals – 0.7%
AbbVie, Inc., 1.75%, 11/06/17		$750,000	$752,660
Actavis Funding SCS, 4.85%, 6/15/44		117,000	124,272
Amgen, Inc., 2.3%, 6/15/16		1,000,000	1,015,007
Bayer AG, 3% to 7/01/20, FRN to 7/01/75	EUR	455,000	511,466
Bayer U.S. Finance LLC, 3.375%, 10/08/24 (n)		$354,000	368,504
Celgene Corp., 1.9%, 8/15/17		717,000	726,134
EMD Finance LLC, 2.95%, 3/19/22 (z)		1,000,000	1,011,727
Gilead Sciences, Inc., 3.7%, 4/01/24		950,000	1,014,414
Merck KGaA, FRN, 2.625%, 12/12/74	EUR	360,000	397,085
Mylan, Inc., 2.55%, 3/28/19		$319,000	320,673
Watson Pharmaceuticals, Inc., 1.875%, 10/01/17		802,000	803,861

			$7,045,803

Precious Metals & Minerals – 0.0%
Teck Resources Ltd., 6%, 8/15/40		$150,000	$142,718
Teck Resources Ltd., 5.4%, 2/01/43		225,000	202,949

			$345,667

Printing & Publishing – 0.2%
Moody’s Corp., 4.875%, 2/15/24		$750,000	$835,235
WPP Finance S.A., 2.25%, 9/22/26	EUR	600,000	704,439

			$1,539,674

Railroad & Shipping – 0.1%
CSX Corp., 4.1%, 3/15/44		$657,000	$684,260

Real Estate – Apartment – 0.1%
Deutsche Annington Finance B.V., FRN, 4%, 12/29/49	EUR	600,000	$680,633
Deutsche Annington Immobilien SE, 2.125%, 7/09/22	EUR	550,000	629,869

			$1,310,502

Real Estate – Healthcare – 0.0%
HCP, Inc., REIT, 3.875%, 8/15/24		$367,000	$372,947

Real Estate – Office – 0.1%
Boston Properties, Inc., REIT, 3.125%, 9/01/23		$950,000	$957,219

Issuer	Shares/Par		Value ($)

BONDS – continued
Real Estate – Retail – 0.2%
Hammerson PLC, REIT, 2.75%, 9/26/19	EUR	450,000	$526,973
Hammerson PLC, REIT, 6%, 2/23/26	GBP	325,000	623,789
Simon Property Group, Inc., REIT, 5.65%, 2/01/20		$750,000	867,766

			$2,018,528

Restaurants – 0.0%
YUM! Brands, Inc., 5.35%, 11/01/43		$250,000	$276,919

Retailers – 0.7%
Bed Bath & Beyond, Inc., 5.165%, 8/01/44		$472,000	$520,477
Cencosud S.A., 5.5%, 1/20/21		1,006,000	1,051,391
Dollar General Corp., 4.125%, 7/15/17		742,000	780,511
Gap, Inc., 5.95%, 4/12/21		1,307,000	1,499,596
Home Depot, Inc., 5.95%, 4/01/41		1,029,000	1,374,021
Marks & Spencer Group PLC, 4.75%, 6/12/25	GBP	300,000	501,960
Wal-Mart Stores, Inc., 4.3%, 4/22/44		$736,000	821,313

			$6,549,269

Specialty Chemicals – 0.1%
Ecolab, Inc., 3%, 12/08/16		$742,000	$765,050
Mexichem S.A.B. de C.V., 6.75%, 9/19/42 (n)		570,000	617,025

			$1,382,075

Supermarkets – 0.1%
Carrefour S.A., 1.75%, 7/15/22	EUR	475,000	$540,905
William Morrison Supermarkets PLC, 3.5%, 7/27/26	GBP	300,000	434,877

			$975,782

Supranational – 0.1%
International Bank for Reconstruction and Development, 4.25%, 6/24/25	AUD	465,000	$395,813
International Finance Corp., 3.25%, 7/22/19	AUD	675,000	533,345

			$929,158

Telecommunications – Wireless – 0.5%
America Movil S.A.B. de C.V., 4.75%, 6/28/22	EUR	800,000	$1,089,280
American Tower Corp., REIT, 4.7%, 3/15/22		$327,000	350,694
American Tower Corp., REIT, 3.5%, 1/31/23		812,000	804,885
Bharti Airtel International B.V., 3.375%, 5/20/21 (n)	EUR	389,000	451,471
Crown Castle Towers LLC, 6.113%, 1/15/20 (n)		$1,380,000	1,574,276
Rogers Communications, Inc., 5%, 3/15/44		489,000	539,009
SBA Tower Trust, 2.898%, 10/15/19 (n)		349,000	353,242

			$5,162,857

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
Telephone Services – 0.1%
TELUS Corp., 5.05%, 7/23/20	CAD	780,000	$709,215

Tobacco – 0.2%
Altria Group, Inc., 2.85%, 8/09/22		$690,000	$685,946
Lorillard Tobacco Co., 8.125%, 6/23/19		327,000	399,924
Philip Morris International, Inc., 2.875%, 3/03/26	EUR	400,000	502,209

			$1,588,079

Transportation – Services – 0.3%
ERAC USA Finance Co., 2.75%, 3/15/17 (n)		$376,000	$385,969
ERAC USA Finance Co., 7%, 10/15/37 (n)		824,000	1,111,134
Heathrow Funding Ltd., 4.625%, 10/31/48	GBP	225,000	393,793
HIT Finance B.V., 4.875%, 10/27/21	EUR	500,000	667,732

			$2,558,628

U.S. Government Agencies and Equivalents – 0.4%
Aid-Egypt, 4.45%, 9/15/15		$649,000	$660,984
Small Business Administration, 5.09%, 10/01/25		18,802	20,467
Small Business Administration, 5.21%, 1/01/26		576,814	626,946
Small Business Administration, 5.31%, 5/01/27		185,104	205,873
Small Business Administration, 2.22%, 3/01/33		2,017,473	1,996,837

			$3,511,107

U.S. Treasury Obligations – 5.4%
U.S. Treasury Bonds, 4.5%, 8/15/39 (f)		$11,122,000	$15,224,105
U.S. Treasury Bonds, 3.625%, 2/15/44		3,693,000	4,515,557
U.S. Treasury Notes, 3.5%, 5/15/20 (f)		7,326,000	8,083,208
U.S. Treasury Notes, 2.75%, 2/15/24 (f)		23,590,000	25,281,851

			$53,104,721

Utilities – Electric Power – 0.7%
Alabama Power Co., 4.15%, 8/15/44		$300,000	$324,697
CMS Energy Corp., 5.05%, 3/15/22		954,000	1,091,178
Colbun S.A., 4.5%, 7/10/24 (n)		201,000	206,754
E.ON International Finance B.V., 6.375%, 6/07/32	GBP	350,000	715,208

Issuer	Shares/Par		Value ($)

BONDS – continued
Utilities – Electric Power – continued
Empresa Nacional de Electricidad S.A., 4.25%, 4/15/24		$231,000	$239,383
Enel Finance International N.V., 1.966%, 1/27/25	EUR	400,000	455,447
Enel Finance International N.V., 4.875%, 3/11/20	EUR	500,000	644,144
Enel Finance International N.V., 5.625%, 8/14/24	GBP	200,000	361,812
Enel S.p.A., 6.25%, 6/20/19	GBP	450,000	785,109
NGG Finance PLC, FRN, 5.625%, 6/18/73	GBP	450,000	739,116
PPL Capital Funding, Inc., 5%, 3/15/44		$473,000	559,255
PPL WEM Holdings PLC, 5.375%, 5/01/21 (n)		280,000	322,259
Transelec S.A., 4.25%, 1/14/25 (n)		201,000	205,044

			$6,649,406

Total Bonds			$565,243,403

PREFERRED STOCKS – 0.5%
Consumer Products – 0.5%
Henkel AG & Co. KGaA		41,082	$4,839,200

Issuer/Expiration Date/Strike Price	Number of Contracts
CALL OPTIONS PURCHASED – 0.1%
S&P 500 Index – April 2015 @ $2,100		198	$153,648
S&P 500 Index – December 2015 @ $2,300		318	435,660

Total Call Options Purchased – 0.1%			589,308

PUT OPTIONS PURCHASED – 0.0%
Russell 2000 Index – June 2015 @ $950		255	$38,250

Issuer	Shares/Par
MONEY MARKET FUNDS – 5.8%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)		56,630,608	$56,630,608

Total Investments			$955,574,199

OTHER ASSETS, LESS LIABILITIES – 2.4%			23,232,906

Net Assets – 100.0%			$978,807,105

(a)	Non-income producing security.

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $32,949,532, representing 3.4% of net assets.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Portfolio of Investments (unaudited) – continued

Restricted Securities	Acquisition Date	Cost	Value
AIA Group Ltd., 3.2%, 3/11/25	3/10/15	$500,294	$504,400
APT Pipelines Ltd., 5%, 3/23/35	3/16/15	701,914	705,575
Cent LP, 2013-17A, “A1”, CLO, FRN, 1.554%, 1/30/25	9/26/14	1,358,853	1,351,304
Dryden Senior Loan Fund, 2013-26A, “A”, CLO, FRN, 1.353%, 7/15/25	9/26/14	1,732,319	1,734,315
EMD Finance LLC, 2.95%, 3/19/22	3/16/15	998,248	1,011,727
Hyundai Auto Lease Securitization Trust, 2015-A, “A2”, 1%, 10/16/17	3/04/15	752,991	753,839
Hyundai Capital America, 2.6%, 3/19/20	3/16/15	911,514	925,710
ING Investment Management Ltd., 2013-2A, “A1”, CLO, FRN, 1.406%, 4/25/25	9/26/14	1,576,728	1,574,464
J.M. Smucker Co., 2.5%, 3/15/20	3/12/15	468,001	476,307
J.M. Smucker Co., 4.375%, 3/15/45	3/12/15	267,406	283,467
Republic of Indonesia, 2.875%, 7/08/21	7/02/14	678,792	565,713
Total Restricted Securities			$9,886,821
% of Net assets			1.0%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

CLO	Collateralized Loan Obligation

FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.

PLC	Public Limited Company

REIT	Real Estate Investment Trust

TBA	To Be Announced

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

CLP	Chilean Peso

CZK	Czech Koruna

DKK	Danish Krone

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

ILS	Israeli Sheqel

INR	Indian Rupee

JPY	Japanese Yen

KRW	Korean Won

MXN	Mexican Peso

MYR	Malaysian Ringgit

NOK	Norwegian Krone

NZD	New Zealand Dollar

PLN	Polish Zloty

SEK	Swedish Krona

SGD	Singapore Dollar

THB	Thailand Baht

TRY	Turkish Lira

ZAR	South African Rand

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 3/31/15

Forward Foreign Currency Exchange Contracts at 3/31/15

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	AUD	JPMorgan Chase Bank N.A.	24,287,403	4/10/15-5/29/15	$18,672,388	$18,447,938	$224,450
SELL	AUD	Westpac Banking Corp.	22,981,049	4/10/15	18,465,601	17,494,947	970,654
BUY	BRL	UBS AG	1,357,596	4/02/15-6/02/15	415,647	421,692	6,045
SELL	CAD	Credit Suisse Group	6,554,620	4/10/15	5,553,492	5,174,749	378,743
SELL	CAD	Goldman Sachs International	5,174,364	4/10/15	4,156,366	4,085,063	71,303
SELL	CAD	JPMorgan Chase Bank N.A.	30,988,788	5/29/15	24,748,167	24,448,076	300,091
BUY	CHF	UBS AG	4,312,000	4/10/15	4,283,749	4,438,364	154,615
SELL	CHF	JPMorgan Chase Bank N.A.	47,708,679	5/29/15	51,487,890	49,206,158	2,281,732
SELL	DKK	Goldman Sachs International	39,801,738	4/10/15	6,198,240	5,728,628	469,612
SELL	DKK	JPMorgan Chase Bank N.A.	10,498,333	5/29/15	1,611,856	1,513,624	98,232
BUY	EUR	Brown Brothers Harriman Co.	3,489,216	4/10/15	3,749,184	3,752,179	2,995
BUY	EUR	Deutsche Bank AG	6,001,208	6/17/15	6,307,660	6,459,492	151,832
BUY	EUR	Goldman Sachs International	1,813,939	4/10/15	1,924,458	1,950,645	26,187
BUY	EUR	Merrill Lynch International	1,309,000	4/10/15	1,407,491	1,407,652	161
SELL	EUR	Barclays Bank PLC	149,520	4/10/15	169,672	160,788	8,884
SELL	EUR	Citibank N.A.	780,000	4/10/15	917,139	838,784	78,355
SELL	EUR	Deutsche Bank AG	11,500,318	4/10/15	12,506,297	12,367,031	139,266
SELL	EUR	Goldman Sachs International	144,610,703	4/10/15-5/12/15	162,988,954	155,565,012	7,423,942
SELL	EUR	JPMorgan Chase Bank N.A.	63,959,152	4/10/15-5/12/15	74,481,117	68,793,046	5,688,071
SELL	EUR	Merrill Lynch International	246,570	4/10/15	267,658	265,153	2,505
SELL	GBP	Citibank N.A.	499,000	4/10/15	765,006	740,177	24,829
SELL	GBP	Credit Suisse Group	122,053	4/10/15	185,898	181,044	4,854
SELL	GBP	Goldman Sachs International	1,965,383	4/10/15	2,934,242	2,915,292	18,950
SELL	GBP	JPMorgan Chase Bank N.A.	45,941,325	5/29/15	70,467,143	68,122,847	2,344,296
SELL	GBP	Merrill Lynch International	122,053	4/10/15	185,897	181,044	4,853
SELL	ILS	JPMorgan Chase Bank N.A.	2,517,156	5/29/15	647,740	632,587	15,153
BUY	INR	Barclays Bank PLC	186,489,000	4/13/15	2,971,936	2,974,484	2,548
BUY	INR	JPMorgan Chase Bank N.A.	194,265,000	4/13/15	3,097,832	3,098,511	679
BUY	JPY	Deutsche Bank AG	735,549,000	4/10/15	6,079,671	6,133,594	53,923
BUY	JPY	Goldman Sachs International	1,251,976,404	4/10/15	10,317,580	10,439,977	122,397
BUY	JPY	JPMorgan Chase Bank N.A.	2,787,369,738	5/12/15	23,178,518	23,253,306	74,788
SELL	JPY	Goldman Sachs International	391,224,246	4/10/15	3,296,541	3,262,340	34,201
SELL	MXN	JPMorgan Chase Bank N.A.	6,761,433	4/10/15	452,390	443,151	9,239
SELL	MYR	Barclays Bank PLC	25,838,244	5/29/15	6,994,652	6,942,418	52,234
SELL	NOK	Deutsche Bank AG	42,968,310	4/10/15	5,558,428	5,333,411	225,017
SELL	NOK	Goldman Sachs International	52,257,373	4/10/15-5/29/15	6,850,309	6,482,415	367,894
BUY	NZD	Goldman Sachs International	30,202,438	5/29/15	22,340,441	22,453,788	113,347
SELL	NZD	Westpac Banking Corp.	14,022,877	4/10/15	10,831,789	10,475,331	356,458
SELL	SEK	Credit Suisse Group	17,721,874	4/10/15	2,206,130	2,057,986	148,144
SELL	SEK	Deutsche Bank AG	30,258,774	4/10/15	3,740,499	3,513,856	226,643
SELL	SEK	Goldman Sachs International	253,704,656	4/10/15-5/29/15	30,494,320	29,479,829	1,014,491
SELL	SGD	JPMorgan Chase Bank N.A.	1,238,213	5/29/15	910,150	900,972	9,178
BUY	THB	JPMorgan Chase Bank N.A.	48,928,650	5/18/15	1,479,995	1,499,000	19,005

							$23,720,796

Liability Derivatives
BUY	AUD	Barclays Bank PLC	135,000	4/10/15	$104,873	$102,772	$(2,101)
BUY	AUD	Goldman Sachs International	109,133	4/10/15	85,025	83,081	(1,944)
BUY	AUD	JPMorgan Chase Bank N.A.	29,774,581	5/29/15	23,041,000	22,604,547	(436,453)
BUY	AUD	Westpac Banking Corp.	7,200,000	4/10/15	5,879,160	5,481,195	(397,965)
BUY	BRL	JPMorgan Chase Bank N.A.	678,798	4/02/15	257,082	212,686	(44,396)
SELL	BRL	JPMorgan Chase Bank N.A.	678,798	4/02/15	211,595	212,686	(1,091)
SELL	BRL	UBS AG	678,798	4/02/15	207,558	212,686	(5,128)
BUY	CAD	Goldman Sachs International	5,196,462	4/10/15	4,118,054	4,102,509	(15,545)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 3/31/15 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
BUY	CHF	JPMorgan Chase Bank N.A.	5,147,973	5/29/15	$5,313,000	$5,309,557	$(3,443)
BUY	CLP	Barclays Bank PLC	3,837,857,000	5/29/15	6,149,427	6,113,957	(35,470)
BUY	CZK	Citibank N.A.	15,672,000	4/10/15	675,051	611,371	(63,680)
BUY	EUR	Citibank N.A.	8,427,088	4/10/15	9,524,867	9,062,189	(462,678)
BUY	EUR	Credit Suisse Group	1,812,579	4/10/15	1,967,782	1,949,182	(18,600)
BUY	EUR	Deutsche Bank AG	27,418,237	4/10/15	31,956,737	29,484,593	(2,472,144)
BUY	EUR	Goldman Sachs International	12,611,019	4/10/15	14,461,508	13,561,440	(900,068)
BUY	EUR	JPMorgan Chase Bank N.A.	5,250,000	4/10/15	5,992,035	5,645,663	(346,372)
BUY	EUR	Morgan Stanley Capital Services, Inc.	800,000	4/10/15	894,375	860,291	(34,084)
SELL	EUR	Deutsche Bank AG	593,132	4/10/15	637,493	637,833	(340)
SELL	EUR	Goldman Sachs International	1,072,887	4/10/15	1,144,329	1,153,744	(9,415)
SELL	EUR	Merrill Lynch International	1,200,000	4/10/15	1,287,375	1,290,437	(3,062)
BUY	GBP	Barclays Bank PLC	2,797,133	4/10/15	4,238,859	4,149,044	(89,815)
BUY	GBP	Brown Brothers Harriman Co.	832,000	4/10/15	1,246,064	1,234,123	(11,941)
BUY	GBP	Goldman Sachs International	837,546	4/10/15	1,260,245	1,242,349	(17,896)
BUY	ILS	Goldman Sachs International	2,860,000	5/29/15	736,534	718,747	(17,787)
BUY	JPY	Deutsche Bank AG	2,216,895,945	4/10/15	18,690,479	18,486,245	(204,234)
BUY	JPY	JPMorgan Chase Bank N.A.	255,999,000	4/10/15	2,153,569	2,134,724	(18,845)
BUY	JPY	Morgan Stanley Capital Services, Inc.	119,001,000	4/10/15	1,001,217	992,325	(8,892)
SELL	JPY	Barclays Bank PLC	4,805,000	4/10/15	39,994	40,068	(74)
SELL	JPY	Goldman Sachs International	117,380,000	4/10/15	968,808	978,808	(10,000)
SELL	JPY	JPMorgan Chase Bank	8,016,913,048	5/12/15	66,666,743	66,880,159	(213,416)
BUY	KRW	Deutsche Bank AG	763,015,900	4/17/15	688,239	687,405	(834)
BUY	KRW	JPMorgan Chase Bank N.A.	279,850,000	4/17/15	253,281	252,118	(1,163)
BUY	NOK	Goldman Sachs International	340,495,027	5/29/15	44,687,747	42,205,453	(2,482,294)
SELL	NZD	Goldman Sachs International	21,669,840	5/29/15	16,045,477	16,110,289	(64,812)
BUY	PLN	Goldman Sachs International	4,992,931	4/10/15	1,381,547	1,317,209	(64,338)
BUY	SEK	Goldman Sachs International	22,500,396	5/29/15	2,664,471	2,614,896	(49,575)
BUY	SGD	Barclays Bank PLC	1,505,000	4/10/15	1,124,538	1,096,450	(28,088)
BUY	TRY	Barclays Bank PLC	2,638,000	4/10/15	1,109,952	1,012,553	(97,399)
BUY	ZAR	JPMorgan Chase Bank N.A.	18,564,135	4/10/15	1,557,961	1,528,543	(29,418)

							$(8,664,800)

Futures Contracts Outstanding at 3/31/15

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
AEX 25 Index (Short)	EUR	151	$15,877,180	April - 2015	$121,408
Bovespa Index (Long)	BRL	284	4,560,747	April - 2015	77,951
CAC 40 Index (Long)	EUR	141	7,634,132	April - 2015	32,776
DAX Index (Long)	EUR	89	28,680,169	June - 2015	57,948
FTSE/MIB Index (Long)	EUR	128	15,671,097	June - 2015	217,722
Hang Seng China Enterprises Index (Long)	HKD	343	27,577,697	April - 2015	1,051,045
Hang Seng Index (Long)	HKD	177	28,518,488	April - 2015	500,596
IBEX 35 Index (Long)	EUR	101	12,449,997	April - 2015	457,128
KOSPI 200 Index (Long)	KRW	139	16,082,139	June - 2015	103,679
OMX 30 Index (Long)	SEK	535	10,281,294	April - 2015	89,325
SGX CNX Nifty Index (Short)	USD	76	1,297,928	April - 2015	12,437

					$2,722,015

Portfolio of Investments (unaudited) – continued

Futures Contracts Outstanding at 3/31/15 - continued

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives – continued
Interest Rate Futures
United Kingdom Gilt Bond (Long)	GBP	293	$52,482,322	June - 2015	$1,351,782
US Treasury 10 yr Note (Long)	USD	829	106,863,281	June - 2015	612,098

					$1,963,880

					$4,685,895

Liability Derivatives
Equity Futures
BIST 30 Index (Long)	TRY	6,587	$25,000,680	April - 2015	$(2,128,745)
E-Mini S&P 500 Index (Short)	USD	415	42,761,600	June - 2015	(91,512)
FTSE 100 Index (Short)	GBP	87	8,670,784	June - 2015	(21,034)
FTSE JSE Top 40 Index (Short)	ZAR	496	18,973,569	June - 2015	(28,766)
Mex Bolsa Index (Long)	MXN	85	2,428,993	June - 2015	(15,735)
MSCI Singapore Index (Long)	SGD	134	7,400,443	April - 2015	(11,124)
MSCI Taiwan Index (Long)	USD	294	10,337,133	April - 2015	(267,021)
Russell 2000 Index (Short)	USD	227	28,350,030	June - 2015	(410,418)
S&P ASX 200 Index (Short)	AUD	224	24,987,234	June - 2015	(276,305)
S&P TSX 60 Index (Short)	CAD	29	3,962,528	June - 2015	(30,270)
Topix Index (Short)	JPY	5	643,031	June - 2015	(4,773)

					$(3,285,703)

Interest Rate Futures
Australian Treasury Bond 10 yr (Short)	AUD	330	$33,347,124	June - 2015	$(752,282)
Canadian Treasury Bond 10 yr (Short)	CAD	316	35,613,154	June - 2015	(113,531)
German Euro Bund (Short)	EUR	655	111,812,915	June - 2015	(1,224,041)
Japanese Government Bond 10 yr (Short)	JPY	44	54,009,922	June - 2015	(57,776)

					$(2,147,630)

					$(5,433,333)

At March 31, 2015, the fund had cash collateral of $2,303,091 and other liquid securities with an aggregate value of $29,122,837 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

3/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other

Supplemental Information (unaudited) – continued

financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of March 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$175,280,431	$—	$—	$175,280,431
Japan	23,119,347	17,151,057	—	40,270,404
United Kingdom	10,614,552	23,298,733	—	33,913,285
Switzerland	19,583,520	2,293,115	—	21,876,635
Germany	9,478,845	4,949,859	—	14,428,704
France	5,572,343	8,055,397	—	13,627,740
Netherlands	7,503,270	—	—	7,503,270
Canada	6,610,212	—	—	6,610,212
Sweden	—	5,531,070	—	5,531,070
Other Countries	7,329,241	7,329,195	—	14,658,436
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	56,615,827	—	56,615,827
Non-U.S. Sovereign Debt	—	292,198,215	—	292,198,215
U.S. Corporate Bonds	—	86,532,250	—	86,532,250
Residential Mortgage-Backed Securities	—	45,842,488	—	45,842,488
Commercial Mortgage-Backed Securities	—	18,140,067	—	18,140,067
Asset-Backed Securities (including CDOs)	—	5,413,923	—	5,413,923
Foreign Bonds	—	60,500,634	—	60,500,634
Mutual Funds	56,630,608	—	—	56,630,608
Total Investments	$321,722,369	$633,851,830	$—	$955,574,199

Other Financial Instruments
Futures Contracts	$(641,297)	$(106,141)	$—	$(747,438)
Forward Foreign Currency Exchange Contracts	—	15,055,996	—	15,055,996

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $11,076,835 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $73,424,737 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$860,762,470
Gross unrealized appreciation	130,609,533
Gross unrealized depreciation	(35,797,804)
Net unrealized appreciation (depreciation)	$94,811,729

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	30,994,218	113,632,042	(87,995,652)	56,630,608

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$11,908	$56,630,608

Supplemental Information (unaudited) – continued

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2015, are as follows:

United States	53.6%
United Kingdom	11.2%
Italy	6.2%
Japan	5.3%
Spain	4.8%
France	4.4%
Sweden	3.7%
Australia	(3.7)%
Germany	(5.3)%
Other Countries	19.8%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

QUARTERLY REPORT

March 31, 2015

MFS® GOVERNMENT SECURITIES PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

3/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

BONDS – 94.2%
Agency – Other – 4.2%
Financing Corp., 9.4%, 2/08/18	$6,495,000	$8,016,207
Financing Corp., 9.8%, 4/06/18	7,760,000	9,787,354
Financing Corp., 10.35%, 8/03/18	3,915,000	5,101,284
Financing Corp., STRIPS, 0%, 11/30/17	10,160,000	9,840,631

		$32,745,476

Asset-Backed & Securitized – 3.5%
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/49	$1,860,000	$1,958,202
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 12/10/46	3,741,666	3,935,469
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/48	1,536,000	1,601,662
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 5.902%, 9/15/39	1,765,189	1,890,382
Credit Suisse Commercial Mortgage Trust, “AM”, FRN, 5.704%, 6/15/39	1,983,044	2,081,429
Credit Suisse Commercial Mortgage Trust, “C4”, FRN, 5.902%, 9/15/39	1,882,777	2,032,480
CWCapital Cobalt Ltd., “A4”, FRN, 5.76%, 5/15/46	2,852,446	3,082,344
Goldman Sachs Mortgage Securities Corp., FRN, 5.795%, 8/10/45	3,514,249	3,795,059
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.937%, 2/15/51	118,115	118,276
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.775%, 6/15/49	3,985,116	4,261,281
Morgan Stanley Capital I Trust, “AM”, FRN, 5.648%, 4/15/49	2,141,000	2,247,204

		$27,003,788

Automotive – 0.1%
Hyundai Capital America, 2%, 3/19/18 (z)	$1,115,000	$1,132,861

Local Authorities – 0.7%
Nashville & Davidson County, TN, Metropolitan Government Convention Center Authority (Build America Bonds), 6.731%, 7/01/43	$2,225,000	$2,991,290
San Francisco, CA, City & County Public Utilities Commission, Water Rev. (Build America Bonds), 6%, 11/01/40	320,000	416,662
University of California Rev. (Build America Bonds), 5.77%, 5/15/43	1,345,000	1,729,280

		$5,137,232

Mortgage-Backed – 47.1%
Fannie Mae, 4.78%, 8/01/15	$830,979	$836,939
Fannie Mae, 4.856%, 8/01/15	283,971	285,975
Fannie Mae, 5.036%, 8/01/15	36,001	36,025
Fannie Mae, 5.443%, 11/01/15	2,239,860	2,256,319
Fannie Mae, 5.138%, 2/01/16	1,253,494	1,269,455

Issuer	Shares/Par	Value ($)

BONDS – continued
Mortgage-Backed – continued
Fannie Mae, 5.432%, 2/01/16	$1,409,251	$1,439,944
Fannie Mae, 5.733%, 7/01/16	1,413,335	1,477,718
Fannie Mae, 6.5%, 11/01/16 - 10/01/37	1,703,347	1,991,219
Fannie Mae, 4.911%, 1/01/17	480,065	479,064
Fannie Mae, 6%, 4/01/17 - 7/01/37	2,571,054	2,915,452
Fannie Mae, 5.5%, 8/01/17 - 3/01/38	19,579,464	22,033,541
Fannie Mae, 1.18%, 9/01/17	854,755	858,804
Fannie Mae, 5.251%, 1/01/18	795,285	827,046
Fannie Mae, 3.8%, 2/01/18	620,203	661,054
Fannie Mae, 5%, 2/01/18 - 3/01/41	14,088,616	15,621,991
Fannie Mae, 4%, 3/01/18 - 2/01/41	7,234,344	7,754,022
Fannie Mae, 4.19%, 3/01/18	379,221	406,272
Fannie Mae, 3.99%, 4/01/18	600,000	643,042
Fannie Mae, 3.743%, 6/01/18	615,046	655,827
Fannie Mae, 5.68%, 6/01/18	482,670	534,910
Fannie Mae, 5.6%, 1/01/19	503,220	560,800
Fannie Mae, 5.1%, 3/01/19	184,015	206,192
Fannie Mae, 4.5%, 6/01/19 - 4/01/44	29,693,308	32,442,350
Fannie Mae, 4.864%, 8/01/19	2,063,464	2,314,210
Fannie Mae, 5.05%, 8/01/19	310,762	350,263
Fannie Mae, 4.67%, 9/01/19	521,752	581,717
Fannie Mae, 4.83%, 9/01/19	369,966	414,892
Fannie Mae, 1.99%, 10/01/19	992,129	1,004,819
Fannie Mae, 1.97%, 11/01/19	383,038	387,945
Fannie Mae, 4.88%, 3/01/20	339,283	368,621
Fannie Mae, 4.14%, 8/01/20	444,100	491,426
Fannie Mae, 2.56%, 10/01/21	243,081	247,942
Fannie Mae, 2.67%, 3/01/22	473,950	489,209
Fannie Mae, 2.73%, 4/01/23	532,055	548,066
Fannie Mae, 2.41%, 5/01/23	671,365	677,169
Fannie Mae, 2.55%, 5/01/23	578,809	589,319
Fannie Mae, 2.59%, 5/01/23	367,556	375,182
Fannie Mae, 4.5%, 5/01/25	266,228	287,111
Fannie Mae, 3%, 3/01/27 - 4/01/27	3,680,433	3,865,403
Fannie Mae, 2.5%, 5/01/28	1,059,835	1,091,648
Fannie Mae, 3.5%, 1/01/42	2,044,612	2,161,060
Fannie Mae, 3.5%, 4/01/43	1,350,440	1,420,082
Fannie Mae, TBA, 3%, 5/01/30	7,123,000	7,452,995
Fannie Mae, TBA, 4%, 4/01/45	43,523,000	46,535,610
Fannie Mae, TBA, 3.5%, 5/01/45	4,227,000	4,428,938
Freddie Mac, 1.655%, 11/25/16	2,969,038	3,001,703
Freddie Mac, 1.426%, 8/25/17	5,495,000	5,553,324
Freddie Mac, 3.882%, 11/25/17	2,158,000	2,293,240
Freddie Mac, 3.154%, 2/25/18	2,151,000	2,263,112
Freddie Mac, 5%, 9/01/18 - 6/01/40	2,788,871	3,076,080
Freddie Mac, 2.22%, 12/25/18	1,500,000	1,542,116
Freddie Mac, 2.086%, 3/25/19	1,800,000	1,840,408
Freddie Mac, 1.883%, 5/25/19	3,750,000	3,803,929
Freddie Mac, 6%, 8/01/19 - 10/01/38	6,196,638	7,057,795
Freddie Mac, 2.456%, 8/25/19	1,862,000	1,917,134
Freddie Mac, 4.186%, 8/25/19	814,000	895,157
Freddie Mac, 1.869%, 11/25/19	3,000,000	3,032,394
Freddie Mac, 4.251%, 1/25/20	1,449,000	1,604,495

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Mortgage-Backed – continued
Freddie Mac, 2.313%, 3/25/20	$3,022,000	$3,108,435
Freddie Mac, 4.224%, 3/25/20	1,911,350	2,118,502
Freddie Mac, 3.32%, 7/25/20 - 2/25/23	2,655,819	2,837,242
Freddie Mac, 3.034%, 10/25/20	1,327,000	1,410,495
Freddie Mac, 5.5%, 5/01/22 - 6/01/41	5,166,300	5,808,479
Freddie Mac, 2.682%, 10/25/22	1,500,000	1,546,229
Freddie Mac, 4.5%, 11/01/22 - 8/01/40	2,822,431	3,068,222
Freddie Mac, 3.25%, 4/25/23	3,500,000	3,746,040
Freddie Mac, 3.3%, 4/25/23	1,997,044	2,142,085
Freddie Mac, 3.06%, 7/25/23	886,000	932,971
Freddie Mac, 3.458%, 8/25/23	1,852,000	2,005,064
Freddie Mac, 2.67%, 12/25/24	3,924,000	3,986,466
Freddie Mac, 4%, 7/01/25 - 11/01/43	3,758,227	4,029,883
Freddie Mac, 2.5%, 2/01/28 - 7/01/28	16,500,546	16,962,224
Freddie Mac, 6.5%, 8/01/32 - 5/01/37	1,086,833	1,271,687
Freddie Mac, 3.5%, 12/01/41 - 8/01/43	23,688,367	24,893,986
Freddie Mac, 3%, 4/01/43 - 5/01/43	11,761,095	12,041,652
Freddie Mac, TBA, 4%, 9/01/44	5,773,000	6,166,286
Ginnie Mae, 5.5%, 7/15/33 - 1/20/42	3,580,701	4,077,874
Ginnie Mae, 4.5%, 8/15/39 - 9/20/41	9,061,238	10,033,221
Ginnie Mae, 4%, 10/15/39 - 12/20/44	13,759,087	14,737,865
Ginnie Mae, 3.5%, 12/15/41 - 6/20/43	14,811,866	15,652,721
Ginnie Mae, 3%, 7/20/43	5,082,264	5,244,194
Ginnie Mae, 5.612%, 4/20/58	1,004,082	1,028,290
Ginnie Mae, 6.357%, 4/20/58	483,416	508,058
Ginnie Mae, TBA, 3.5%, 6/01/45	4,530,000	4,744,290

		$364,260,936

Municipals – 1.3%
Houston, TX, Public Improvement Refunding, “A”, 5%, 3/01/25	$440,000	$539,066
New York Dormitory Authority Rev., State Personal Income Tax (General Purpose), “E”, 5%, 2/15/24	2,800,000	3,453,828
State of Washington, 5%, 7/01/25	3,500,000	4,343,570
University of California Limited Project Rev., “I”, 5%, 5/15/25	760,000	955,039
University of California Limited Project Rev., “J”, 4.131%, 5/15/45	365,000	372,774

		$9,664,277

Supranational – 0.2%
Inter-American Development Bank, 4.375%, 1/24/44	$1,093,000	$1,397,371

U.S. Government Agencies and Equivalents – 3.8%
Aid-Egypt, 4.45%, 9/15/15	$3,162,000	$3,220,386
Government of Ukraine, 1.844%, 5/16/19	2,527,000	2,570,429
Hashemite Kingdom of Jordan, 1.945%, 6/23/19	2,205,000	2,261,128
Hashemite Kingdom of Jordan, 2.503%, 10/30/20	2,742,000	2,867,126
Private Export Funding Corp., 2.25%, 3/15/20	594,000	607,286
Private Export Funding Corp., 1.875%, 7/15/18	2,300,000	2,332,839

Issuer	Shares/Par	Value ($)

BONDS – continued
U.S. Government Agencies and Equivalents – continued
Small Business Administration, 6.35%, 4/01/21	$274,791	$297,824
Small Business Administration, 6.34%, 5/01/21	227,021	245,294
Small Business Administration, 6.44%, 6/01/21	372,494	404,454
Small Business Administration, 6.625%, 7/01/21	383,823	418,055
Small Business Administration, 6.07%, 3/01/22	249,838	270,733
Small Business Administration, 4.98%, 11/01/23	411,776	450,964
Small Business Administration, 4.77%, 4/01/24	799,738	851,709
Small Business Administration, 5.52%, 6/01/24	432,350	475,883
Small Business Administration, 4.99%, 9/01/24	58,549	63,613
Small Business Administration, 5.11%, 4/01/25	707,501	769,983
Small Business Administration, 2.21%, 2/01/33	1,290,749	1,276,479
Small Business Administration, 2.22%, 3/01/33	2,299,002	2,275,486
Small Business Administration, 3.15%, 7/01/33	2,114,329	2,210,095
Small Business Administration, 3.16%, 8/01/33	1,163,398	1,216,380
Small Business Administration, 3.62%, 9/01/33	747,047	801,919
Tennessee Valley Authority, 1.75%, 10/15/18	1,889,000	1,924,832
Tunisian Republic, 2.452%, 7/24/21	1,444,000	1,488,055
U.S. Department of Housing & Urban Development, 6.36%, 8/01/16	290,000	291,949
U.S. Department of Housing & Urban Development, 6.59%, 8/01/16	157,000	160,293

		$29,753,194

U.S. Treasury Obligations – 33.3%
U.S. Treasury Bonds, 9.25%, 2/15/16	$19,000	$20,477
U.S. Treasury Bonds, 7.5%, 11/15/16	218,000	242,798
U.S. Treasury Bonds, 7.875%, 2/15/21	177,000	240,457
U.S. Treasury Bonds, 6.25%, 8/15/23	2,891,000	3,899,011
U.S. Treasury Bonds, 6%, 2/15/26	2,699,000	3,759,834
U.S. Treasury Bonds, 6.75%, 8/15/26	1,862,000	2,762,452
U.S. Treasury Bonds, 6.375%, 8/15/27	326,000	479,398
U.S. Treasury Bonds, 5.25%, 2/15/29	284,000	388,481
U.S. Treasury Bonds, 5%, 5/15/37	488,000	709,278
U.S. Treasury Bonds, 4.375%, 2/15/38	3,894,000	5,215,526
U.S. Treasury Bonds, 4.5%, 8/15/39	26,680,500	36,521,015
U.S. Treasury Bonds, 3.125%, 2/15/43	8,176,700	9,131,076
U.S. Treasury Bonds, 2.875%, 5/15/43	6,237,100	6,645,437
U.S. Treasury Bonds, TIPS, 0.125%, 7/15/24	13,478,320	13,473,049
U.S. Treasury Notes, 2.125%, 5/31/15	34,052,000	34,158,413
U.S. Treasury Notes, 2.625%, 4/30/16	201,000	205,994

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
U.S. Treasury Obligations – continued
U.S. Treasury Notes, 0.875%, 12/31/16	$21,368,000	$21,513,238
U.S. Treasury Notes, 2.625%, 4/30/18	17,249,000	18,142,446
U.S. Treasury Notes, 2.75%, 2/15/19	13,302,400	14,095,343
U.S. Treasury Notes, 3.125%, 5/15/19	4,427,000	4,762,482
U.S. Treasury Notes, 1%, 6/30/19	27,685,000	27,403,831
U.S. Treasury Notes, 2.625%, 8/15/20	8,002,000	8,479,623
U.S. Treasury Notes, 2%, 11/30/20	4,541,000	4,658,784
U.S. Treasury Notes, 3.125%, 5/15/21	1,901,000	2,069,565
U.S. Treasury Notes, 1.75%, 5/15/22	23,412,000	23,476,008
U.S. Treasury Notes, 2.5%, 8/15/23	14,883,000	15,663,197

		$258,117,213

Total Bonds		$729,212,348

Issuer	Shares/Par	Value ($)

MONEY MARKET FUNDS – 14.4%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	111,240,951	$111,240,951

Total Investments		$840,453,299

OTHER ASSETS, LESS LIABILITIES – (8.6)%		(66,264,615)

Net Assets – 100.0%		$774,188,684

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Hyundai Capital America, 2%, 3/19/18	3/17/15	$1,112,987	$1,132,861
% of Net assets			0.1%

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

3/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$320,615,883	$—	$320,615,883
Non-U.S. Sovereign Debt	—	1,397,371	—	1,397,371
Municipal Bonds	—	9,664,277	—	9,664,277
U.S. Corporate Bonds	—	5,137,232	—	5,137,232
Residential Mortgage-Backed Securities	—	364,260,936	—	364,260,936
Commercial Mortgage-Backed Securities	—	27,003,788	—	27,003,788
Foreign Bonds	—	1,132,861	—	1,132,861
Mutual Funds	111,240,951	—	—	111,240,951
Total Investments	$111,240,951	$729,212,348	$—	$840,453,299
For further information regarding security characteristics, see the Portfolio of Investments.

4

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$816,043,203
Gross unrealized appreciation	29,938,639
Gross unrealized depreciation	(5,528,543)
Net unrealized appreciation (depreciation)	$24,410,096

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	39,506,081	110,439,955	(38,705,085)	111,240,951

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$23,459	$111,240,951

5

QUARTERLY REPORT

March 31, 2015

MFS® HIGH YIELD PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

3/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

BONDS – 90.8%
Aerospace – 2.3%
Bombardier, Inc., 7.75%, 3/15/20 (n)	$1,265,000	$1,323,808
Bombardier, Inc., 6.125%, 1/15/23 (n)	1,155,000	1,091,475
Bombardier, Inc., 7.5%, 3/15/25 (n)	1,230,000	1,213,856
CPI International, Inc., 8.75%, 2/15/18	2,484,000	2,542,995
Gencorp, Inc., 7.125%, 3/15/21	2,675,000	2,862,250
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21	2,540,000	2,730,500
Kratos Defense & Security Solutions, Inc., 7%, 5/15/19	880,000	767,800
TransDigm, Inc., 6%, 7/15/22	515,000	515,000
TransDigm, Inc., 6.5%, 7/15/24	980,000	984,900

		$14,032,584

Apparel Manufacturers – 0.4%
Hanesbrands, Inc., 6.375%, 12/15/20	$1,430,000	$1,517,587
PVH Corp., 4.5%, 12/15/22	1,030,000	1,045,450

		$2,563,037

Asset-Backed & Securitized – 0.1%
Citigroup Commercial Mortgage Trust, FRN, 5.702%, 12/10/49	$2,086,863	$314,282
Crest Ltd., CDO, 7%, 1/28/40 (a)(p)	1,390,793	2,100
CWCapital Cobalt Ltd., CDO, 6.23%, 5/25/45 (a)(p)(z)	2,778,446	34,092
CWCapital Cobalt Ltd., CDO, “F”, FRN, 1.556%, 4/26/50 (a)(p)(z)	1,089,860	11

		$350,485

Automotive – 2.2%
Accuride Corp., 9.5%, 8/01/18	$2,680,000	$2,793,900
Goodyear Tire & Rubber Co., 7%, 5/15/22	1,220,000	1,335,900
Goodyear Tire & Rubber Co., 6.5%, 3/01/21	2,670,000	2,843,550
Lear Corp., 5.25%, 1/15/25	1,335,000	1,361,700
Lear Corp., 4.75%, 1/15/23	1,640,000	1,648,200
Schaeffler Finance B.V., 6.875%, 8/15/18 (n)	1,530,000	1,596,938
Schaeffler Finance B.V., 4.75%, 5/15/21 (n)	1,330,000	1,343,300
Schaeffler Holding Finance B.V., 6.25%, 11/15/19 (n)	560,000	592,200

		$13,515,688

Broadcasting – 2.3%
AMC Networks, Inc., 7.75%, 7/15/21	$1,935,000	$2,099,475
Clear Channel Communications, Inc., 9%, 3/01/21	1,679,000	1,607,642
Clear Channel Worldwide Holdings, Inc., “A”, 6.5%, 11/15/22	650,000	674,375
Clear Channel Worldwide Holdings, Inc., “B”, 6.5%, 11/15/22	1,095,000	1,152,488
Liberty Media Corp., 8.5%, 7/15/29	1,840,000	2,047,000
Netflix, Inc., 5.375%, 2/01/21	1,645,000	1,677,900

Issuer	Shares/Par	Value ($)

BONDS – continued
Broadcasting – continued
Netflix, Inc., 5.875%, 2/15/25 (n)	$670,000	$687,588
Nexstar Broadcasting, Inc., 6.875%, 11/15/20	1,685,000	1,777,675
Univision Communications, Inc., 6.75%, 9/15/22 (n)	226,000	242,385
Univision Communications, Inc., 5.125%, 2/15/25 (n)	750,000	765,938
Univision Communications, Inc., 7.875%, 11/01/20 (n)	1,150,000	1,227,625

		$13,960,091

Brokerage & Asset Managers – 0.2%
E*Trade Financial Corp., 4.625%, 9/15/23	$1,415,000	$1,439,762

Building – 3.2%
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/21	$2,875,000	$3,004,375
Associated Materials LLC, 9.125%, 11/01/17	340,000	295,800
Building Materials Corp. of America, 5.375%, 11/15/24 (n)	1,610,000	1,634,150
Building Materials Holding Corp., 6.75%, 5/01/21 (n)	1,620,000	1,721,250
CEMEX S.A.B. de C.V., 5.875%, 3/25/19 (n)	467,000	482,178
CEMEX S.A.B. de C.V., 7.25%, 1/15/21 (n)	684,000	730,170
CEMEX S.A.B. de C.V., 5.7%, 1/11/25 (n)	1,339,000	1,320,924
Gibraltar Industries, Inc., 6.25%, 2/01/21	1,475,000	1,497,125
HD Supply, Inc., 7.5%, 7/15/20	2,230,000	2,386,100
Headwaters, Inc., 7.625%, 4/01/19	775,000	807,317
Headwaters, Inc., 7.25%, 1/15/19	1,320,000	1,382,700
Nortek, Inc., 8.5%, 4/15/21	2,005,000	2,145,350
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10%, 6/01/20 (n)	1,787,000	1,746,793

		$19,154,232

Business Services – 1.1%
Equinix, Inc., 4.875%, 4/01/20	$1,325,000	$1,368,063
Equinix, Inc., 5.375%, 4/01/23	1,070,000	1,110,660
Equinix, Inc., 5.375%, 1/01/22	530,000	552,525
Iron Mountain, Inc., 8.375%, 8/15/21	210,000	218,663
Iron Mountain, Inc., REIT, 6%, 8/15/23	1,500,000	1,578,750
NeuStar, Inc., 4.5%, 1/15/23	2,365,000	2,022,075

		$6,850,736

Cable TV – 5.2%
Altice Financing S.A., 6.625%, 2/15/23 (n)	$1,490,000	$1,534,700
CCO Holdings LLC, 5.25%, 9/30/22	250,000	255,625
CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 6/01/20	905,000	967,219

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
Cable TV – continued
CCO Holdings LLC/CCO Holdings Capital Corp., 8.125%, 4/30/20		$2,385,000	$2,492,325
CCO Holdings LLC/CCO Holdings Capital Corp., 6.5%, 4/30/21		2,100,000	2,205,000
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/24		1,620,000	1,682,775
Cequel Communications Holdings, 6.375%, 9/15/20 (n)		1,650,000	1,738,688
DISH DBS Corp., 6.75%, 6/01/21		1,165,000	1,240,725
DISH DBS Corp., 5%, 3/15/23		1,590,000	1,545,957
DISH DBS Corp., 5.875%, 11/15/24		655,000	655,819
Intelsat Jackson Holdings S.A., 6.625%, 12/15/22		1,315,000	1,268,975
Intelsat Jackson Holdings S.A., 5.5%, 8/01/23		2,060,000	1,944,125
Intelsat Luxembourg S.A., 8.125%, 6/01/23		2,315,000	2,129,800
LGE Holdco VI B.V., 7.125%, 5/15/24 (z)	EUR	945,000	1,152,118
Lynx I Corp., 5.375%, 4/15/21 (n)		$975,000	1,022,531
Lynx II Corp., 6.375%, 4/15/23 (n)		1,485,000	1,581,525
SIRIUS XM Radio, Inc., 5.375%, 4/15/25 (n)		950,000	954,750
SIRIUS XM Radio, Inc., 4.25%, 5/15/20 (n)		635,000	628,650
SIRIUS XM Radio, Inc., 5.875%, 10/01/20 (n)		255,000	265,838
SIRIUS XM Radio, Inc., 4.625%, 5/15/23 (n)		770,000	741,125
SIRIUS XM Radio, Inc., 6%, 7/15/24 (n)		1,155,000	1,212,750
Unitymedia Hessen, 5.5%, 1/15/23 (n)		1,605,000	1,679,312
Unitymedia KabelBW GmbH, 6.125%, 1/15/25 (n)		1,335,000	1,411,763
UPCB Finance III Ltd., 6.625%, 7/01/20 (n)		672,000	701,400
Virgin Media Finance PLC, 5.75%, 1/15/25 (n)		200,000	207,560
Ziggo Bond Finance B.V., 5.875%, 1/15/25 (n)		200,000	209,500

			$31,430,555

Chemicals – 3.1%
Celanese U.S. Holdings LLC, 5.875%, 6/15/21		$1,628,000	$1,758,240
Celanese U.S. Holdings LLC, 4.625%, 11/15/22		465,000	468,487
Evolution Escrow Issuer Co., 7.5%, 3/15/22 (n)		1,580,000	1,599,750
Flash Dutch 2 B.V./U.S. Coatings Acquisition, 7.375%, 5/01/21 (n)		1,765,000	1,897,375
Hexion U.S. Finance Corp., 6.625%, 4/15/20		1,180,000	1,079,700
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2/01/18		2,165,000	1,910,613
Huntsman International LLC, 8.625%, 3/15/21		1,340,000	1,433,800

Issuer	Shares/Par	Value ($)

BONDS – continued
Chemicals – continued
INEOS Finance PLC, 8.375%, 2/15/19 (n)	$2,025,000	$2,152,980
INEOS Finance PLC, 7.5%, 5/01/20 (n)	100,000	105,500
INEOS Group Holdings S.A., 6.125%, 8/15/18 (n)	1,380,000	1,386,900
INEOS Group Holdings S.A., 5.875%, 2/15/19 (n)	205,000	202,694
Tronox Finance LLC, 6.375%, 8/15/20	3,285,000	3,211,088
W.R. Grace & Co., 5.125%, 10/01/21 (n)	1,215,000	1,260,563

		$18,467,690

Computer Software – 0.5%
Syniverse Holdings, Inc., 9.125%, 1/15/19	$755,000	$743,675
VeriSign, Inc., 4.625%, 5/01/23	2,195,000	2,189,513

		$2,933,188

Computer Software – Systems – 0.4%
CDW LLC/CDW Finance Corp., 8.5%, 4/01/19	$565,000	$589,012
CDW LLC/CDW Finance Corp., 6%, 8/15/22	630,000	676,274
CDW LLC/CDW Finance Corp., 5.5%, 12/01/24	915,000	958,462

		$2,223,748

Conglomerates – 2.0%
Amsted Industries Co., 5%, 3/15/22 (n)	$2,320,000	$2,334,500
BC Mountain LLC, 7%, 2/01/21 (n)	1,975,000	1,856,500
EnPro Industries, Inc., 5.875%, 9/15/22 (n)	2,045,000	2,131,913
Entegris, Inc., 6%, 4/01/22 (n)	2,225,000	2,319,563
Renaissance Acquisition, 6.875%, 8/15/21 (n)	2,265,000	2,038,500
Rexel S.A., 6.125%, 12/15/19 (n)	1,490,000	1,560,775

		$12,241,751

Construction – 0.2%
Empresas ICA S.A.B. de C.V., 8.9%, 2/04/21	$930,000	$806,775
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/24 (n)	807,000	643,179

		$1,449,954

Consumer Products – 0.7%
Elizabeth Arden, Inc., 7.375%, 3/15/21	$135,000	$118,800
Prestige Brands, Inc., 8.125%, 2/01/20	971,000	1,041,398
Prestige Brands, Inc., 5.375%, 12/15/21 (n)	1,150,000	1,164,375
Spectrum Brands, Inc., 6.375%, 11/15/20	1,825,000	1,934,500

		$4,259,073

Consumer Services – 2.1%
ADT Corp., 4.125%, 6/15/23	$885,000	$827,475
ADT Corp., 6.25%, 10/15/21	2,615,000	2,784,975
Garda World Security Corp., 7.25%, 11/15/21 (n)	590,000	579,675

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Consumer Services – continued
Garda World Security Corp., 7.25%, 11/15/21 (n)	$1,445,000	$1,419,713
Grupo Posadas S.A.B. de C.V., 7.875%, 11/30/17	1,115,000	1,092,700
Monitronics International, Inc., 9.125%, 4/01/20	2,105,000	2,060,269
Multi-Color Corp., 6.125%, 12/01/22 (n)	1,830,000	1,903,200
Service Corp. International, 5.375%, 5/15/24	1,025,000	1,071,125
Service Corp. International, 7%, 6/15/17	650,000	708,500

		$12,447,632

Containers – 2.8%
Ardagh Packaging Finance PLC, 7%, 11/15/20 (n)	$331,765	$332,179
Ardagh Packaging Finance PLC, 9.125%, 10/15/20 (n)	1,360,000	1,448,400
Ball Corp., 5%, 3/15/22	1,945,000	2,032,525
Berry Plastics Group, Inc., 5.5%, 5/15/22	2,675,000	2,748,563
Crown American LLC, 4.5%, 1/15/23	3,027,000	3,053,486
Reynolds Group, 8.25%, 2/15/21	1,570,000	1,679,900
Reynolds Group, 9.875%, 8/15/19	367,000	392,690
Reynolds Group, 5.75%, 10/15/20	1,265,000	1,307,694
Sealed Air Corp., 4.875%, 12/01/22 (n)	1,610,000	1,642,200
Sealed Air Corp., 5.125%, 12/01/24 (n)	565,000	584,775
Signode Industrial Group, 6.375%, 5/01/22 (n)	1,980,000	1,967,625

		$17,190,037

Defense Electronics – 0.4%
Ducommun, Inc., 9.75%, 7/15/18	$2,082,000	$2,201,715

Electrical Equipment – 0.1%
Avaya, Inc., 10.5%, 3/01/21 (n)	$915,000	$777,750

Electronics – 1.7%
Advanced Micro Devices, Inc., 7.5%, 8/15/22	$735,000	$703,763
Advanced Micro Devices, Inc., 6.75%, 3/01/19	1,680,000	1,629,600
Advanced Micro Devices, Inc., 7%, 7/01/24	570,000	491,625
Micron Technology, Inc., 5.5%, 2/01/25 (n)	1,435,000	1,445,763
Micron Technology, Inc., 5.875%, 2/15/22	1,130,000	1,192,726
NXP B.V., 5.75%, 2/15/21 (n)	745,000	787,838
NXP B.V., 5.75%, 3/15/23 (n)	2,070,000	2,199,375
Sensata Technologies B.V., 5.625%, 11/01/24 (n)	960,000	1,022,400
Sensata Technologies B.V., 5%, 10/01/25 (n)	855,000	866,756

		$10,339,846

Emerging Market Quasi-Sovereign – 0.1%
NOVA Chemicals Corp., 5%, 5/01/25 (n)	$787,000	$822,415

Issuer	Shares/Par	Value ($)

BONDS – continued
Energy – Independent – 6.5%
American Energy-Permian Basin LLC, 7.125%, 11/01/20 (n)	$830,000	$632,875
American Energy-Permian Basin LLC, 7.375%, 11/01/21 (n)	1,340,000	1,018,400
Antero Resources Finance Corp., 5.375%, 11/01/21	551,000	534,470
Baytex Energy Corp., 5.625%, 6/01/24 (n)	2,010,000	1,839,150
BreitBurn Energy Partners LP, 8.625%, 10/15/20	576,000	426,240
BreitBurn Energy Partners LP, 7.875%, 4/15/22	769,000	553,680
Chaparral Energy, Inc., 7.625%, 11/15/22	2,420,000	1,621,400
Chesapeake Energy Corp., 5.75%, 3/15/23	1,265,000	1,233,375
Concho Resources, Inc., 6.5%, 1/15/22	1,560,000	1,634,100
Concho Resources, Inc., 5.5%, 4/01/23	1,555,000	1,566,507
EP Energy LLC, 9.375%, 5/01/20	1,595,000	1,670,762
EP Energy LLC, 6.875%, 5/01/19	875,000	896,875
EP Energy LLC, 7.75%, 9/01/22	2,565,000	2,616,300
Halcon Resources Corp., 8.875%, 5/15/21	2,205,000	1,532,475
Harvest Operations Corp., 6.875%, 10/01/17	538,000	489,580
Hilcorp Energy I/Hilcorp Finance Co., 8%, 2/15/20 (n)	605,000	626,175
Linn Energy LLC/Linn Energy Finance Corp., 8.625%, 4/15/20	1,270,000	1,082,675
Linn Energy LLC/Linn Energy Finance Corp., 7.75%, 2/01/21	2,419,000	1,923,105
Linn Energy LLC/Linn Energy Finance Corp., 6.5%, 9/15/21	675,000	533,672
MEG Energy Corp., 7%, 3/31/24 (n)	505,000	475,963
MEG Energy Corp., 6.5%, 3/15/21 (n)	1,725,000	1,595,625
Northern Blizzard Resources, Inc., 7.25%, 2/01/22 (n)	1,417,000	1,296,555
Oasis Petroleum, Inc., 6.875%, 3/15/22	2,495,000	2,432,625
QEP Resources, Inc., 5.25%, 5/01/23	2,840,000	2,783,200
Rosetta Resources, Inc., 5.625%, 5/01/21	2,400,000	2,256,000
RSP Permian, Inc., 6.625%, 10/01/22 (n)	690,000	693,450
Sanchez Energy Corp., 6.125%, 1/15/23	2,375,000	2,134,531
SM Energy Co., 6.5%, 11/15/21	2,025,000	2,055,375
SM Energy Co., 6.125%, 11/15/22 (n)	1,060,000	1,054,700

		$39,209,840

Entertainment – 1.7%
Activision Blizzard, Inc., 6.125%, 9/15/23 (n)	$1,620,000	$1,765,800
Cedar Fair LP, 5.375%, 6/01/24 (n)	880,000	899,800
Cedar Fair LP, 5.25%, 3/15/21	1,935,000	1,997,888
Cinemark USA, Inc., 5.125%, 12/15/22	1,415,000	1,436,225
Cinemark USA, Inc., 4.875%, 6/01/23	1,020,000	1,014,900
NCL Corp. Ltd., 5.25%, 11/15/19 (n)	1,320,000	1,353,000

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Entertainment – continued
Six Flags Entertainment Corp., 5.25%, 1/15/21 (n)	$1,700,000	$1,746,750

		$10,214,363

Financial Institutions – 5.0%
Aircastle Ltd., 4.625%, 12/15/18	$1,310,000	$1,362,400
Aircastle Ltd., 5.125%, 3/15/21	880,000	919,600
Aircastle Ltd., 5.5%, 2/15/22	865,000	920,144
Aviation Capital Group, 4.625%, 1/31/18 (n)	960,000	1,001,437
Aviation Capital Group, 6.75%, 4/06/21 (n)	935,000	1,064,068
CIT Group, Inc., 5.5%, 2/15/19 (n)	1,898,000	1,973,920
CIT Group, Inc., 5.25%, 3/15/18	1,655,000	1,712,925
CIT Group, Inc., 5%, 8/15/22	2,245,000	2,303,931
CIT Group, Inc., 6.625%, 4/01/18 (n)	1,925,000	2,064,563
Credit Acceptance Co., 7.375%, 3/15/23 (n)	1,775,000	1,750,594
Icahn Enterprises LP, 6%, 8/01/20	1,020,000	1,059,576
Icahn Enterprises LP, 5.875%, 2/01/22	2,465,000	2,538,950
Nationstar Mortgage LLC/Capital Corp., 7.875%, 10/01/20	2,660,000	2,726,500
Nationstar Mortgage LLC/Capital Corp., 6.5%, 8/01/18	820,000	824,100
Navient Corp., 5.875%, 3/25/21	1,245,000	1,240,331
SLM Corp., 7.25%, 1/25/22	2,070,000	2,183,850
SLM Corp., 6.125%, 3/25/24	1,055,000	1,012,800
SLM Corp., 8%, 3/25/20	2,930,000	3,252,593

		$29,912,282

Food & Beverages – 1.1%
Constellation Brands, Inc., 4.25%, 5/01/23	$1,755,000	$1,805,456
Darling Ingredients, Inc., 5.375%, 1/15/22	2,110,000	2,125,825
Sun Merger Sub, Inc., 5.875%, 8/01/21 (n)	2,355,000	2,469,806

		$6,401,087

Forest & Paper Products – 0.4%
Appvion, Inc., 9%, 6/01/20 (n)	$1,680,000	$1,104,600
Tembec Industries, Inc., 9%, 12/15/19 (n)	1,280,000	1,299,200

		$2,403,800

Gaming & Lodging – 2.6%
CCM Merger, Inc., 9.125%, 5/01/19 (n)	$2,105,000	$2,294,450
Chester Downs & Marina LLC, 9.25%, 2/01/20 (n)	835,000	634,600
Greektown Holdings LLC, 8.875%, 3/15/19 (n)	1,970,000	2,078,350
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/21	1,975,000	2,078,687
Isle of Capri Casinos, Inc., 8.875%, 6/15/20	620,000	669,600

Issuer	Shares/Par	Value ($)

BONDS – continued
Gaming & Lodging – continued
Isle of Capri Casinos, Inc., 5.875%, 3/15/21	$1,740,000	$1,787,850
MGM Resorts International, 6.625%, 12/15/21	1,990,000	2,125,569
MGM Resorts International, 6%, 3/15/23	1,320,000	1,356,300
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/21	2,630,000	2,689,175

		$15,714,581

Industrial – 1.5%
Anixter, Inc., 5.125%, 10/01/21	$1,520,000	$1,561,800
Dematic S.A., 7.75%, 12/15/20 (n)	2,785,000	2,910,325
Howard Hughes Corp., 6.875%, 10/01/21 (n)	2,440,000	2,555,900
SPL Logistics Escrow LLC, 8.875%, 8/01/20 (n)	1,645,000	1,731,363

		$8,759,388

Machinery & Tools – 1.8%
Ashtead Capital, Inc., 5.625%, 10/01/24 (n)	$2,385,000	$2,480,400
H&E Equipment Services Co., 7%, 9/01/22	2,425,000	2,497,750
Jurassic Holdings III, Inc., 6.875%, 2/15/21 (n)	2,035,000	1,770,450
Light Tower Rentals, Inc., 8.125%, 8/01/19 (n)	1,660,000	1,269,900
RSC Equipment Rental, Inc., 8.25%, 2/01/21	1,205,000	1,301,400
United Rentals North America, Inc., 7.625%, 4/15/22	1,183,000	1,294,202

		$10,614,102

Major Banks – 1.5%
Bank of America Corp., 6.1% to 3/17/15, FRN to 12/29/49	$1,855,000	$1,881,666
Bank of America Corp., FRN, 5.2%, 12/31/49	2,760,000	2,670,300
JPMorgan Chase & Co., 6% to 8/01/23, FRN to 12/29/49	1,905,000	1,928,812
Royal Bank of Scotland Group PLC, 7.648% to 9/30/31, FRN to 8/29/49	1,350,000	1,701,000
Royal Bank of Scotland Group PLC, 6.99% to 10/04/17, FRN to 10/29/49 (n)	850,000	1,003,000

		$9,184,778

Medical & Health Technology & Services – 5.6%
CHS/Community Health Systems, Inc., 5.125%, 8/01/21	$440,000	$453,200
CHS/Community Health Systems, Inc., 6.875%, 2/01/22	4,035,000	4,312,406
Davita, Inc., 5.125%, 7/15/24	1,065,000	1,086,300
Davita, Inc., 6.625%, 11/01/20	1,535,000	1,607,913
Fresenius Medical Care Capital Trust III, 5.625%, 7/31/19 (n)	1,030,000	1,118,065
Fresenius Medical Care Capital Trust III, 5.875%, 1/31/22 (n)	765,000	841,500

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Medical & Health Technology & Services – continued
HCA, Inc., 5%, 3/15/24	$1,450,000	$1,537,000
HCA, Inc., 7.5%, 2/15/22	3,125,000	3,644,531
HCA, Inc., 5.875%, 3/15/22	1,435,000	1,588,818
HCA, Inc., 4.75%, 5/01/23	200,000	207,500
HCA, Inc., 4.25%, 10/15/19	1,260,000	1,294,650
HCA, Inc., 5.375%, 2/01/25	1,175,000	1,232,281
HealthSouth Corp., 8.125%, 2/15/20	2,575,000	2,681,219
HealthSouth Corp., 5.125%, 3/15/23	1,775,000	1,806,063
LifePoint Hospitals, Inc., 5.5%, 12/01/21	2,775,000	2,906,813
Tenet Healthcare Corp., 8%, 8/01/20	2,560,000	2,688,000
Tenet Healthcare Corp., 4.5%, 4/01/21	2,530,000	2,479,400
Tenet Healthcare Corp., 8.125%, 4/01/22	975,000	1,074,937
Universal Health Services, Inc., 7.625%, 8/15/20	1,750,000	1,531,250

		$34,091,846

Medical Equipment – 0.9%
Biomet, Inc., 6.5%, 8/01/20	$1,240,000	$1,314,400
Physio-Control International, Inc., 9.875%, 1/15/19 (n)	969,000	1,029,563
Teleflex, Inc., 6.875%, 6/01/19	1,705,000	1,777,463
Teleflex, Inc., 5.25%, 6/15/24 (n)	1,330,000	1,356,600

		$5,478,026

Metals & Mining – 4.3%
ArcelorMittal S.A., 7.5%, 3/01/41	$730,000	$759,200
ArcelorMittal S.A., 7%, 2/25/22	450,000	492,750
Arch Coal, Inc., 8%, 1/15/19 (n)	1,070,000	511,594
Arch Coal, Inc., 7.25%, 10/01/20	670,000	237,850
Century Aluminum Co., 7.5%, 6/01/21 (n)	1,750,000	1,811,250
Commercial Metals Co., 4.875%, 5/15/23	1,183,000	1,117,935
Consol Energy, Inc., 8%, 4/01/23 (n)	1,200,000	1,183,500
Consol Energy, Inc., 5.875%, 4/15/22	1,560,000	1,411,800
EVRAZ, Inc. N.A. Canada, 7.5%, 11/15/19 (n)	1,790,000	1,731,825
First Quantum Minerals Ltd., 7.25%, 10/15/19 (n)	3,031,000	2,833,985
First Quantum Minerals Ltd., 7.25%, 5/15/22 (n)	852,000	785,970
GrafTech International Co., 6.375%, 11/15/20	2,170,000	1,741,425
Hudbay Minerals, Inc., 9.5%, 10/01/20	1,190,000	1,237,600
Lundin Mining Corp., 7.5%, 11/01/20 (n)	1,030,000	1,068,625
Lundin Mining Corp., 7.875%, 11/01/22 (n)	1,350,000	1,407,375
Steel Dynamics, Inc., 5.125%, 10/01/21 (n)	975,000	981,094
Steel Dynamics, Inc., 5.5%, 10/01/24 (n)	975,000	988,406
Steel Dynamics, Inc., 5.25%, 4/15/23	1,000,000	1,012,500
Suncoke Energy Partners LP/Suncoke Energy Partners Finance Corp., 7.375%, 2/01/20 (n)	1,075,000	1,101,875

Issuer	Shares/Par	Value ($)

BONDS – continued
Metals & Mining – continued
Suncoke Energy Partners LP/Suncoke Energy Partners Finance Corp., 7.375%, 2/01/20 (n)	$715,000	$732,875
Suncoke Energy, Inc., 7.625%, 8/01/19	709,000	728,498
TMS International Corp., 7.625%, 10/15/21 (n)	1,090,000	1,090,000
Walter Energy, Inc., 9.5%, 10/15/19 (n)	1,035,000	621,000
Walter Energy, Inc., 8.5%, 4/15/21	1,060,000	63,600

		$25,652,532

Midstream – 5.2%
AmeriGas Finance LLC, 6.75%, 5/20/20	$2,730,000	$2,873,325
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/22 (n)	1,265,000	1,299,788
Crestwood Midstream Partners LP, 6%, 12/15/20	1,410,000	1,417,050
Crestwood Midstream Partners LP, 6.25%, 4/01/23 (n)	740,000	747,400
Crestwood Midstream Partners LP, 6.125%, 3/01/22	905,000	911,787
El Paso Corp., 7.75%, 1/15/32	3,725,000	4,584,529
Energy Transfer Equity LP, 7.5%, 10/15/20	2,105,000	2,357,600
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 5/01/21	790,000	797,900
Ferrellgas LP/Ferrellgas Finance Corp., 6.75%, 1/15/22	2,710,000	2,757,154
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 5.5%, 2/15/23	2,115,000	2,173,163
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.5%, 7/15/23	1,108,000	1,096,920
Sabine Pass Liquefaction LLC, 5.625%, 4/15/23	1,880,000	1,875,300
Sabine Pass Liquefaction LLC, 5.625%, 2/01/21	2,020,000	2,033,251
Sabine Pass Liquefaction LLC, 5.75%, 5/15/24	1,055,000	1,060,275
Sabine Pass Liquefaction LLC, 5.625%, 3/01/25 (n)	1,391,000	1,375,351
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.5%, 8/15/22	1,190,000	1,127,525
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 7.5%, 7/01/21	570,000	592,800
Targa Resources Partners LP/Targa Resources Finance Corp., 4.125%, 11/15/19 (n)	1,160,000	1,154,200
Targa Resources Partners LP/Targa Resources Finance Corp., 5.25%, 5/01/23	590,000	592,950
Targa Resources Partners LP/Targa Resources Finance Corp., 5%, 1/15/18 (n)	590,000	607,700

		$31,435,968

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Network & Telecom – 1.4%
Centurylink, Inc., 6.75%, 12/01/23	$585,000	$644,231
Centurylink, Inc., 6.45%, 6/15/21	555,000	598,706
Centurylink, Inc., 7.65%, 3/15/42	1,970,000	2,014,325
Citizens Communications Co., 9%, 8/15/31	1,665,000	1,781,550
Frontier Communications Corp., 8.125%, 10/01/18	495,000	555,019
Telecom Italia Capital, 6%, 9/30/34	730,000	753,725
Telecom Italia S.p.A., 5.303%, 5/30/24 (n)	1,810,000	1,895,975

		$8,243,531

Oil Services – 0.9%
Bristow Group, Inc., 6.25%, 10/15/22	$2,588,000	$2,458,600
Pacific Drilling S.A., 5.375%, 6/01/20 (n)	2,275,000	1,820,000
Shale-Inland Holdings LLC/Finance Co., 8.75%, 11/15/19 (n)	1,275,000	1,134,750

		$5,413,350

Oils – 0.4%
CITGO Holding, Inc., 10.75%, 2/15/20 (n)	$1,290,000	$1,328,700
CITGO Petroleum Corp., 6.25%, 8/15/22 (n)	1,350,000	1,309,500

		$2,638,200

Other Banks & Diversified Financials – 0.6%
Groupe BPCE S.A., 12.5% to 9/30/19, FRN to 8/29/49 (n)	$2,447,000	$3,301,933

Pharmaceuticals – 1.9%
Endo Finance LLC/Endo Finco, Inc., 6%, 2/01/25 (n)	$495,000	$509,850
Endo Finance LLC/Endo Finco, Inc., 7.25%, 1/15/22 (n)	2,745,000	2,913,131
Mallinckrodt International Finance S.A., 5.75%, 8/01/22 (n)	1,260,000	1,300,950
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/22 (n)	1,135,000	1,200,263
Valeant Pharmaceuticals International, Inc., 5.5%, 3/01/23 (n)	880,000	886,600
Valeant Pharmaceuticals International, Inc., 7%, 10/01/20 (n)	3,035,000	3,167,781
Vantage Point Imaging, 7.5%, 7/15/21 (n)	320,000	346,099
VRX Escrow Corp., 5.875%, 5/15/23 (n)	1,220,000	1,250,500

		$11,575,174

Precious Metals & Minerals – 0.6%
Aurico Gold, Inc., 7.75%, 4/01/20 (n)	$1,735,000	$1,700,300
Eldorado Gold Corp., 6.125%, 12/15/20 (n)	2,000,000	1,945,000

		$3,645,300

Printing & Publishing – 1.0%
American Media, Inc., 13.5%, 6/15/18 (z)	$194,964	$205,809
Gannett Co., Inc., 5.125%, 7/15/20	935,000	974,737

Issuer	Shares/Par	Value ($)

BONDS – continued
Printing & Publishing – continued
Gannett Co., Inc., 4.875%, 9/15/21 (n)	$555,000	$566,100
Gannett Co., Inc., 6.375%, 10/15/23	1,390,000	1,508,150
Nielsen Finance LLC, 5%, 4/15/22 (n)	2,680,000	2,696,750
Outfront Media Cap LLC, 5.625%, 2/15/24 (n)	120,000	125,700

		$6,077,246

Railroad & Shipping – 0.2%
Watco Cos. LLC, 6.375%, 4/01/23 (n)	$1,170,000	$1,170,000

Real Estate – Healthcare – 1.0%
Aviv Healthcare Properties LP/Aviv Healthcare, REIT, 6%, 10/15/21	$2,475,000	$2,648,250
MPT Operating Partnership LP, REIT, 6.875%, 5/01/21	1,840,000	1,980,300
MPT Operating Partnership LP, REIT, 6.375%, 2/15/22	1,380,000	1,494,126

		$6,122,676

Real Estate – Other – 1.1%
CNL Lifestyle Properties, Inc., REIT, 7.25%, 4/15/19	$1,355,000	$1,382,100
DuPont Fabros Technology LP, REIT, 5.875%, 9/15/21	2,455,000	2,534,788
EPR Properties, REIT, 5.75%, 8/15/22	418,000	460,177
Felcor Lodging LP, REIT, 5.625%, 3/01/23	2,380,000	2,457,350

		$6,834,415

Retailers – 2.4%
Best Buy Co., Inc., 5.5%, 3/15/21	$2,680,000	$2,827,400
Bon Ton Stores, Inc., 8%, 6/15/21	1,505,000	1,241,625
DriveTime Automotive Group, Inc./DT Acceptance Corp., 8%, 6/01/21 (n)	1,430,000	1,362,075
Family Tree Escrow LLC, 5.75%, 3/01/23 (n)	2,755,000	2,899,638
Jo-Ann Stores Holdings, Inc., 9.75%, 10/15/19 (n)	1,695,000	1,644,150
Neiman Marcus Group Ltd., 8%, 10/15/21 (n)	1,425,000	1,510,500
Rite Aid Corp., 9.25%, 3/15/20	1,350,000	1,488,375
Rite Aid Corp., 6.75%, 6/15/21	605,000	643,569
Rite Aid Corp., 6.125%, 4/01/23 (n)	485,000	497,125
Sally Beauty Holdings, Inc., 6.875%, 11/15/19	585,000	618,638

		$14,733,095

Specialty Chemicals – 0.4%
Chemtura Corp., 5.75%, 7/15/21	$2,545,000	$2,579,994

Specialty Stores – 1.1%
Argos Merger Sub, Inc., 7.125%, 3/15/23 (n)	$1,885,000	$1,953,331
Group 1 Automotive, Inc., 5%, 6/01/22 (n)	2,555,000	2,561,388
Michaels Stores, Inc., 5.875%, 12/15/20 (n)	2,080,000	2,137,200

		$6,651,919

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Telecommunications – Wireless – 4.8%
Crown Castle International Corp., 4.875%, 4/15/22	$725,000	$753,094
Crown Castle International Corp., 5.25%, 1/15/23	1,710,000	1,795,500
Digicel Group Ltd., 6%, 4/15/21 (n)	785,000	745,750
Digicel Group Ltd., 7.125%, 4/01/22 (n)	1,102,000	1,008,330
Digicel Group Ltd., 8.25%, 9/30/20 (n)	765,000	766,148
Digicel Group Ltd., 6.75%, 3/01/23 (n)	2,036,000	1,972,375
Eileme 2 AB, 11.625%, 1/31/20 (n)	1,190,000	1,342,082
Numericable Group S.A., 6%, 5/15/22 (n)	2,145,000	2,171,813
Sprint Capital Corp., 6.875%, 11/15/28	1,915,000	1,757,012
Sprint Corp., 7.875%, 9/15/23	1,745,000	1,779,900
Sprint Corp., 7.125%, 6/15/24	1,885,000	1,837,875
Sprint Nextel Corp., 9%, 11/15/18 (n)	590,000	677,025
Sprint Nextel Corp., 6%, 11/15/22	1,985,000	1,885,750
T-Mobile USA, Inc., 6.125%, 1/15/22	300,000	309,375
T-Mobile USA, Inc., 6.5%, 1/15/24	920,000	961,400
T-Mobile USA, Inc., 6.25%, 4/01/21	3,455,000	3,593,200
T-Mobile USA, Inc., 6.633%, 4/28/21	1,185,000	1,241,287
Wind Acquisition Finance S.A., 7.375%, 4/23/21 (n)	2,475,000	2,567,813
Wind Acquisition Finance S.A., 4.75%, 7/15/20 (n)	1,900,000	1,904,750

		$29,070,479

Telephone Services – 0.2%
Frontier Communications Corp., 6.25%, 9/15/21	$620,000	$621,550
Level 3 Financing, Inc., 8.625%, 7/15/20	460,000	498,525

		$1,120,075

Transportation – Services – 2.0%
Aguila American Resources Ltd., 7.875%, 1/31/18 (n)	$1,955,000	$1,955,000
Jack Cooper Holdings Corp., 9.25%, 6/01/20 (n)	2,160,000	2,230,200
Navios Logistics Finance (U.S.), Inc., 7.25%, 5/01/22 (n)	712,000	690,640
Navios Maritime Acquisition Corp., 8.125%, 11/15/21 (n)	1,169,000	1,174,845
Navios Maritime Holding, Inc., 7.375%, 1/15/22 (n)	1,785,000	1,664,513
Stena AB, 7%, 2/01/24 (n)	2,705,000	2,623,850
Syncreon Group BV/Syncre, 8.625%, 11/01/21 (n)	1,405,000	1,201,275
Ultrapetrol (Bahamas) Ltd., 8.875%, 6/15/21	585,000	554,287

		$12,094,610

Utilities – Electric Power – 1.6%
Calpine Corp., 5.375%, 1/15/23	$1,065,000	$1,065,000
Calpine Corp., 5.5%, 2/01/24	705,000	711,169
Covanta Holding Corp., 6.375%, 10/01/22	400,000	428,000
Covanta Holding Corp., 5.875%, 3/01/24	765,000	791,775

Issuer	Shares/Par	Value ($)

BONDS – continued
Utilities – Electric Power – continued
Covanta Holding Corp., 7.25%, 12/01/20	$1,570,000	$1,668,125
NRG Energy, Inc., 8.25%, 9/01/20	1,645,000	1,741,644
NRG Energy, Inc., 6.625%, 3/15/23	2,385,000	2,468,475
NRG Energy, Inc., 6.25%, 7/15/22	910,000	935,025

		$9,809,213

Total Bonds		$548,805,772

FLOATING RATE LOANS (g)(r) – 4.2%
Aerospace – 0.3%
TransDigm, Inc., Term Loan C, 3.75%, 2/28/20	$1,664,659	$1,661,278

Building – 0.3%
ABC Supply Co., Inc., Term Loan, 3.5%, 4/16/20 (o)	$1,148,113	$1,143,329
HD Supply, Inc., Term Loan B, 4%, 6/28/18 (o)	907,350	908,484

		$2,051,813

Business Services – 0.1%
Fleetcor Technologies, Inc., Term Loan B, 3.75%, 9/30/21	$331,902	$332,456

Cable TV – 0.2%
Cequel Communications LLC, Term Loan B, 3.5%, 2/14/19	$1,085,687	$1,086,534

Conglomerates – 0.5%
Silver II U.S. Holdings LLC, Term Loan, 4%, 12/13/19	$1,291,876	$1,223,650
Entegris, Inc., Term Loan B, 3.5%, 4/30/21	1,600,278	1,594,277

		$2,817,927

Consumer Services – 0.2%
Realogy Corp., Term Loan B, 3.75%, 3/05/20	$1,347,110	$1,344,753

Containers – 0.1%
Berry Plastics Group, Inc., Term Loan E, 3.75%, 1/06/21	$763,876	$763,982

Electronics – 0.3%
Avago Technologies Cayman Ltd., Term Loan B, 3.75%, 5/06/21	$1,696,825	$1,699,371

Energy – Independent – 0.1%
MEG Energy Corp., Term Loan, 3.75%, 3/31/20	$668,039	$638,216

Entertainment – 0.1%
Cedar Fair LP, Term Loan B, 3.25%, 3/06/20	$959,456	$962,454

Gaming & Lodging – 0.3%
Hilton Worldwide Finance LLC, Term Loan B2, 3.5%, 10/26/20	$1,732,655	$1,734,203

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

FLOATING RATE LOANS (g)(r) – continued
Medical & Health Technology & Services – 0.3%
Community Health Systems, Inc., Term Loan D, 4.25%, 1/27/21	$339,371	$340,926
DaVita HealthCare Partners, Inc., Term Loan B, 3.5%, 6/24/21	1,575,005	1,577,536

		$1,918,462

Metals & Mining – 0.1%
FMG Resources Ltd., Term Loan B, 3.75%, 6/30/19	$664,502	$600,187

Printing & Publishing – 0.2%
CBS Outdoor Americas Capital LLC, Term Loan B, 3%, 1/31/21	$1,319,425	$1,311,508

Retailers – 0.1%
Rite Aid Corp., Term Loan, 4.88%, 6/21/21	$428,335	$428,602

Telephone Services – 0.3%
Level 3 Financing, Inc., Term Loan B, 4.5%, 1/31/22	$1,601,566	$1,608,715

Transportation – Services – 0.3%
Commercial Barge Line Co., Term Loan, 7.5%, 9/20/19	$1,949,052	$1,946,616

Issuer	Shares/Par	Value ($)

FLOATING RATE LOANS (g)(r) – continued
Utilities – Electric Power – 0.4%
Calpine Construction Finance Co., Term Loan B1, 3%, 5/03/20	$2,308,437	$2,275,976

Total Floating Rate Loans		$25,183,053

COMMON STOCKS – 0.5%
Automotive – 0.0%
Accuride Corp. (a)	42,065	$196,023

Special Products & Services – 0. 5%
iShares iBoxx $ High Yield Corporate Bond ETF	33,700	$3,053,557

Total Common Stocks		$3,249,580

MONEY MARKET FUNDS – 1.8%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	10,589,980	$10,589,980

Total Investments		$587,828,385

OTHER ASSETS, LESS LIABILITIES – 2.7%		16,355,875

Net Assets – 100.0%		$604,184,260

(a)	Non-income producing security.

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $214,732,224, representing 35.5% of net assets.

(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown, if any, represents the weighted average coupon rate for settled amounts.

(p)	Payment-in-kind security.

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
American Media, Inc., 13.5%, 6/15/18	12/22/10	$196,665	$205,809
CWCapital Cobalt Ltd., CDO, 6.23%, 5/25/45	3/20/06-8/16/13	2,373,749	34,092
CWCapital Cobalt Ltd., CDO, “F”, FRN, 1.556%, 4/26/50	4/12/06	1,086,290	11
LGE Holdco VI B.V., 7.125%, 5/15/24	7/21/11-3/15/12	1,397,714	1,152,118
Total Restricted Securities			$1,392,030
% of Net assets			0.2%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
ETF	Exchange-Traded Fund
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

8

Portfolio of Investments (unaudited) – continued

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

Derivative Contracts at 3/31/15

Forward Foreign Currency Exchange Contracts at 3/31/15

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	EUR	Credit Suisse Group	65,480	4/10/15	$78,086	$70,415	$7,671

Liability Derivatives
BUY	EUR	Goldman Sachs International	235,459	4/10/15	$266,732	$253,204	$(13,528)

Futures Contracts at 3/31/15

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	56	$7,218,750	June - 2015	$(44,813)

At March 31, 2015, the fund had cash collateral of $75,600 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

9

Supplemental Information

3/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts.

10

Supplemental Information (unaudited) – continued

The following is a summary of the levels used as of March 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$3,249,580	$—	$—	$3,249,580
Non-U.S. Sovereign Debt	—	822,415	—	822,415
U.S. Corporate Bonds	—	448,176,551	—	448,176,551
Commercial Mortgage-Backed Securities	—	314,282	—	314,282
Asset-Backed Securities (including CDOs)	—	36,203	—	36,203
Foreign Bonds	—	99,456,321	—	99,456,321
Floating Rate Loans	—	25,183,053	—	25,183,053
Mutual Funds	10,589,980	—	—	10,589,980
Total Investments	$13,839,560	$573,988,825	$—	$587,828,385

Other Financial Instruments
Futures Contracts	$(44,813)	$—	$—	$(44,813)
Forward Foreign Currency Exchange Contracts	—	(5,857)	—	(5,857)

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$602,502,046
Gross unrealized appreciation	9,868,692
Gross unrealized depreciation	(24,542,353)
Net unrealized appreciation (depreciation)	$(14,673,661)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	13,904,801	41,412,219	(44,727,040)	10,589,980

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$3,012	$10,589,980

11

QUARTERLY REPORT

March 31, 2015

MFS® INTERNATIONAL GROWTH PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

3/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 99.6%
Aerospace – 1.2%
Rolls-Royce Holdings PLC	171,225	$2,417,289

Airlines – 0.9%
Copa Holdings S.A., “A”	17,258	$1,742,540

Alcoholic Beverages – 5.6%
AmBev S.A., ADR	189,363	$1,090,731
Carlsberg A.S., “B”	30,423	2,513,122
Diageo PLC	105,829	2,919,168
Pernod Ricard S.A.	37,664	4,444,508

		$10,967,529

Apparel Manufacturers – 5.0%
Burberry Group PLC	103,323	$2,653,528
Kering S.A.	5,260	1,028,227
Li & Fung Ltd.	699,200	682,727
LVMH Moet Hennessy Louis Vuitton S.A.	31,139	5,496,106

		$9,860,588

Automotive – 0.6%
Guangzhou Automobile Group Co. Ltd., “H”	1,170,000	$1,117,899

Broadcasting – 1.9%
WPP PLC	163,479	$3,707,442

Brokerage & Asset Managers – 0.3%
BM&F Bovespa S.A.	144,364	$504,802

Business Services – 9.9%
Accenture PLC, “A”	51,214	$4,798,240
Amadeus IT Holding S.A. (a)	42,083	1,804,591
Brenntag AG	50,595	3,033,472
Capita Group PLC	125,774	2,079,195
Compass Group PLC	278,005	4,828,346
Experian Group Ltd.	67,149	1,112,631
Intertek Group PLC	48,517	1,797,814

		$19,454,289

Computer Software – 3.1%
Dassault Systems S.A.	23,454	$1,589,082
OBIC Co. Ltd.	70,100	2,980,865
SAP AG	20,393	1,480,769

		$6,050,716

Computer Software – Systems – 1.7%
NICE Systems Ltd., ADR	53,922	$3,285,467

Consumer Products – 4.0%
L’Oreal S.A.	17,156	$3,160,893
Reckitt Benckiser Group PLC	39,812	3,412,054
Uni-Charm Corp.	48,500	1,272,902

		$7,845,849

Containers – 0.3%
Brambles Ltd.	70,592	$618,113

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Electrical Equipment – 4.7%
Legrand S.A.	20,427	$1,100,890
Mettler-Toledo International, Inc. (a)	9,544	3,136,636
Prysmian S.p.A.	84,168	1,733,941
Schneider Electric S.A.	42,727	3,323,920

		$9,295,387

Electronics – 4.4%
MediaTek, Inc.	104,000	$1,407,606
Samsung Electronics Co. Ltd.	1,826	2,367,048
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	206,363	4,845,403

		$8,620,057

Energy – Independent – 0.9%
INPEX Corp.	154,700	$1,709,717

Energy – Integrated – 1.6%
BG Group PLC	152,471	$1,874,995
Suncor Energy, Inc.	41,289	1,206,511

		$3,081,506

Food & Beverages – 7.9%
Chr. Hansen Holding A.S.	33,382	$1,533,468
Danone S.A.	81,550	5,490,939
M. Dias Branco S.A. Industria e Comercio de Alimentos	18,079	487,783
Nestle S.A.	88,963	6,719,370
Want Want China Holdings Ltd.	1,213,000	1,287,687

		$15,519,247

Food & Drug Stores – 1.5%
Dairy Farm International Holdings Ltd.	64,800	$608,472
Loblaw Cos. Ltd.	15,585	761,931
Sundrug Co. Ltd.	30,300	1,576,454

		$2,946,857

Gaming & Lodging – 0.7%
Paddy Power PLC (a)	15,811	$1,350,882

General Merchandise – 0.5%
Dollarama, Inc.	7,520	$420,367
Lojas Renner S.A.	18,216	518,133

		$938,500

Insurance – 2.3%
AIA Group Ltd.	724,000	$4,537,673

Internet – 0.4%
NAVER Corp.	1,309	$789,980

Machinery & Tools – 2.2%
Atlas Copco AB, “A”	32,335	$1,047,130
Schindler Holding AG	8,505	1,416,041
Weir Group PLC	72,721	1,834,942

		$4,298,113

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Major Banks – 1.7%
HSBC Holdings PLC	187,956	$1,600,392
Standard Chartered PLC	108,305	1,753,646

		$3,354,038

Medical & Health Technology & Services – 1.2%
Fresenius Medical Care AG & Co. KGaA	27,386	$2,279,271

Medical Equipment – 2.0%
Essilor International S.A.	13,269	$1,523,769
Sonova Holding AG	8,849	1,227,213
Terumo Corp.	46,400	1,226,398

		$3,977,380

Network & Telecom – 1.2%
Ericsson, Inc., “B”	185,561	$2,328,763

Other Banks & Diversified Financials – 9.3%
Aeon Credit Service Co. Ltd.	64,500	$1,629,432
Credicorp Ltd.	8,962	1,260,326
Grupo Financiero Banorte S.A. de C.V.	144,759	840,074
HDFC Bank Ltd.	177,479	2,915,851
Itau Unibanco Holding S.A., ADR	70,931	784,497
Julius Baer Group Ltd.	39,859	1,999,923
Kasikornbank PLC, NVDR	185,400	1,302,152
KBC Group N.V.	34,912	2,160,753
Sberbank of Russia (a)	557,530	602,362
UBS AG	249,749	4,708,172

		$18,203,542

Pharmaceuticals – 8.6%
Bayer AG	37,552	$5,642,385
Novo Nordisk A.S., “B”	60,790	3,254,428
Roche Holding AG	22,334	6,161,500
Shire PLC	22,738	1,809,590

		$16,867,903

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Railroad & Shipping – 2.5%
Canadian National Railway Co.	71,723	$4,796,117

Restaurants – 1.5%
Whitbread PLC	38,014	$2,954,303

Specialty Chemicals – 7.8%
Akzo Nobel N.V.	17,213	$1,303,353
Croda International PLC	36,962	1,500,342
L’Air Liquide S.A.	17,970	2,311,481
LG Chemical Ltd.	4,801	977,985
Linde AG	18,254	3,722,378
Nippon Paint Co. Ltd.	44,300	1,625,214
Nitto Denko Corp.	20,000	1,337,076
Symrise AG	38,190	2,416,195

		$15,194,024

Telecommunications – Wireless – 0.7%
SoftBank Corp.	24,700	$1,437,495

Tobacco – 1.5%
ITC Ltd.	241,267	$1,254,988
Japan Tobacco, Inc.	52,600	1,661,945

		$2,916,933

Total Common Stocks		$194,970,211

MONEY MARKET FUNDS – 0.3%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	588,006	$588,006

Total Investments		$195,558,217

OTHER ASSETS, LESS LIABILITIES – 0.1%		224,443

Net Assets – 100.0%		$195,782,660

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

NVDR	Non-Voting Depositary Receipt

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

3/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United Kingdom	$12,949,532	$25,306,145	$—	$38,255,677
France	20,023,854	9,445,961	—	29,469,815
Switzerland	21,005,006	1,227,213	—	22,232,219
Germany	10,652,814	7,921,656	—	18,574,470
Japan	10,556,143	5,901,355	—	16,457,498
United States	7,934,876	—	—	7,934,876
Denmark	7,301,018	—	—	7,301,018
Canada	7,184,926	—	—	7,184,926
Taiwan	6,253,009	—	—	6,253,009
Other Countries	18,886,212	22,420,491	—	41,306,703
Mutual Funds	588,006	—	—	588,006
Total Investments	$123,335,396	$72,222,821	$—	$195,558,217

3

Supplemental Information (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $12,004,065 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $69,317,921 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$146,913,426
Gross unrealized appreciation	54,263,236
Gross unrealized depreciation	(5,618,445)
Net unrealized appreciation (depreciation)	$48,644,791

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,302,854	6,346,978	(8,061,826)	588,006

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$222	$588,006

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2015, are as follows:

United Kingdom	19.5%
France	15.1%
Switzerland	11.4%
Germany	9.5%
Japan	8.4%
United States	4.4%
Denmark	3.7%
Canada	3.7%
Taiwan	3.2%
Other Countries	21.1%

4

QUARTERLY REPORT

March 31, 2015

MFS® INTERNATIONAL VALUE PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

3/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 93.6%
Aerospace – 1.2%
Cobham PLC	3,512,628	$15,850,743

Alcoholic Beverages – 3.6%
Heineken N.V.	294,013	$22,455,252
Pernod Ricard S.A.	222,287	26,230,789

		$48,686,041

Automotive – 0.8%
USS Co. Ltd.	641,700	$11,118,127

Broadcasting – 0.8%
Fuji Media Holdings, Inc.	395,300	$5,616,302
Nippon Television Holdings, Inc.	288,600	4,815,013

		$10,431,315

Brokerage & Asset Managers – 1.6%
Computershare Ltd.	886,365	$8,564,704
Daiwa Securities Group, Inc.	820,000	6,467,837
IG Group Holdings PLC	680,550	7,151,067

		$22,183,608

Business Services – 9.7%
Accenture PLC, “A”	123,527	$11,573,245
Amadeus IT Holding S.A. (a)	454,149	19,474,687
Brenntag AG	191,612	11,488,281
Bunzl PLC	870,220	23,611,251
Compass Group PLC	1,960,769	34,054,317
Intertek Group PLC	44,723	1,657,226
Nomura Research, Inc.	614,600	23,132,971
SGS S.A.	2,981	5,705,557

		$130,697,535

Chemicals – 1.3%
Givaudan S.A.	9,808	$17,709,346

Computer Software – 1.3%
Dassault Systems S.A.	124,103	$8,408,369
OBIC Co. Ltd.	211,300	8,985,117

		$17,393,486

Construction – 0.6%
Geberit AG	22,901	$8,601,425

Consumer Products – 10.1%
Colgate-Palmolive Co.	547,010	$37,929,673
Kao Corp.	788,000	39,342,826
Kobayashi Pharmaceutical Co. Ltd.	134,400	9,637,220
KOSE Corp.	138,800	7,672,856
Reckitt Benckiser Group PLC	478,736	41,029,662

		$135,612,237

Containers – 2.5%
Brambles Ltd.	3,803,917	$33,307,605

Electrical Equipment – 1.3%
Legrand S.A.	220,423	$11,879,453
Spectris PLC	192,673	6,173,520

		$18,052,973

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Electronics – 7.5%
Altera Corp.	135,563	$5,817,008
Analog Devices, Inc.	387,523	24,413,949
ASM International N.V. (a)	94,754	4,372,788
Halma PLC	957,421	9,920,365
Hirose Electric Co. Ltd.	102,270	13,251,143
Infineon Technologies AG	774,402	9,267,684
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	872,638	20,489,540
Texas Instruments, Inc.	135,956	7,774,644
Xilinx, Inc.	116,660	4,934,718

		$100,241,839

Energy – Independent – 0.7%
Cairn Energy PLC (a)	1,127,385	$2,611,319
INPEX Corp.	618,800	6,838,866

		$9,450,185

Energy – Integrated – 0.7%
Royal Dutch Shell PLC, “A”	305,570	$9,081,188

Food & Beverages – 8.3%
Danone S.A.	696,077	$46,868,378
ITO EN Ltd.	128,200	2,769,552
Nestle S.A.	709,631	53,598,390
Toyo Suisan Kaisha Ltd.	215,000	7,582,857

		$110,819,177

Insurance – 5.3%
Amlin PLC	549,320	$4,115,560
Euler Hermes Group	39,059	4,162,022
Fairfax Financial Holdings Ltd.	42,366	23,749,445
Hiscox Ltd.	478,325	6,038,246
Jardine Lloyd Thompson Group PLC	383,912	5,962,613
Sony Financial Holdings, Inc.	435,600	7,016,961
Zurich Insurance Group AG	57,916	19,625,169

		$70,670,016

Leisure & Toys – 0.6%
Sankyo Co. Ltd.	103,700	$3,696,315
Yamaha Corp.	252,500	4,429,566

		$8,125,881

Machinery & Tools – 1.3%
Glory Ltd.	167,900	$4,689,749
Neopost S.A.	137,900	7,572,189
Schindler Holding AG	27,670	4,606,921

		$16,868,859

Major Banks – 2.3%
Bank of Ireland (a)	14,125,734	$5,376,800
HSBC Holdings PLC	1,663,798	14,166,768
Sumitomo Mitsui Financial Group, Inc.	292,500	11,208,387

		$30,751,955

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Medical Equipment – 1.1%
Nihon Kohden Corp.	283,400	$7,738,650
Terumo Corp.	278,100	7,350,457

		$15,089,107

Network & Telecom – 2.3%
Ericsson, Inc., “B”	2,440,060	$30,622,389

Other Banks & Diversified Financials – 5.1%
Chiba Bank Ltd.	618,000	$4,538,794
DnB NOR A.S.A.	1,129,855	18,191,119
Hachijuni Bank Ltd.	606,000	4,279,806
ING Groep N.V. (a)	1,248,523	18,318,068
Joyo Bank Ltd.	873,000	4,493,407
Julius Baer Group Ltd.	97,308	4,882,422
Jyske Bank A.S. (a)	76,544	3,226,488
North Pacific Bank Ltd.	909,200	3,437,307
Sydbank A.S.	108,569	3,401,080
UniCredit S.p.A.	636,466	4,317,021

		$69,085,512

Pharmaceuticals – 8.2%
Bayer AG	196,687	$29,553,256
GlaxoSmithKline PLC	1,136,707	26,030,507
Novartis AG	240,507	23,795,789
Roche Holding AG	67,568	18,640,647
Santen Pharmaceutical Co. Ltd.	856,500	12,463,314

		$110,483,513

Printing & Publishing – 0.1%
United Business Media Ltd.	150,055	$1,177,510

Real Estate – 3.4%
Deutsche Annington Immobilien SE	465,168	$15,705,398
Deutsche Wohnen AG	636,028	16,303,921
LEG Immobilien AG	100,011	7,951,104
TAG Immobilien AG	388,098	5,362,337

		$45,322,760

Specialty Chemicals – 1.9%
Sigma-Aldrich Corp.	66,146	$9,144,685
Symrise AG	248,865	15,745,123

		$24,889,808

Issuer	Shares/Par		Value ($)

COMMON STOCKS – continued
Specialty Stores – 0.4%
Esprit Holdings Ltd.		5,701,958	$5,776,656

Telecommunications – Wireless – 3.8%
KDDI Corp.		1,702,500	$38,618,012
Vodafone Group PLC		3,610,367	11,806,461

			$50,424,473

Telephone Services – 0.6%
TDC A.S.		1,198,706	$8,590,958

Tobacco – 3.3%
British American Tobacco PLC		397,139	$20,518,244
Japan Tobacco, Inc.		746,100	23,573,710

			$44,091,954

Trucking – 1.9%
Yamato Holdings Co. Ltd.		1,077,800	$24,910,673

Total Common Stocks			$1,256,118,854

PREFERRED STOCKS – 2.3%
Consumer Products – 2.3%
Henkel KGaA		265,993	$31,332,292

Issuer/Expiration Date/Strike Price	Par Amount of Contracts
PUT OPTIONS PURCHASED – 0.1%
JPY Currency – July 2015 @ $116.5	JPY	3,439,078,196	$1,048,919

CALL OPTIONS PURCHASED – 0.0%
EUR Currency – September 2015 @ JPY 152.25	EUR	21,036,926	$17,608

Issuer	Shares/Par
MONEY MARKET FUNDS – 3.4%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)		46,121,384	$46,121,384

Total Investments			$1,334,639,057

OTHER ASSETS, LESS LIABILITIES – 0.6%			7,777,011

Net Assets – 100.0%			$1,342,416,068

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro
JPY	Japanese Yen

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

3/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments.

3

Supplemental Information (unaudited) – continued

The following is a summary of the levels used as of March 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$183,205,272	$126,470,522	$—	$309,675,794
United Kingdom	72,753,452	168,203,117	—	240,956,569
Switzerland	139,456,321	17,709,346	—	157,165,667
Germany	105,205,036	37,504,360	—	142,709,396
France	51,030,400	54,090,799	—	105,121,199
United States	101,587,922	—	—	101,587,922
Netherlands	40,773,320	4,372,788	—	45,146,108
Australia	—	41,872,308	—	41,872,308
Sweden	—	30,622,389	—	30,622,389
Other Countries	79,624,350	32,969,444	—	112,593,794
Purchased Currency Options	—	1,066,527	—	1,066,527
Mutual Funds	46,121,384	—	—	46,121,384
Total Investments	$819,757,457	$514,881,600	$—	$1,334,639,057

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $73,903,404 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $529,397,906 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,073,080,081
Gross unrealized appreciation	287,349,068
Gross unrealized depreciation	(25,790,092)
Net unrealized appreciation (depreciation)	$261,558,976

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	25,223,593	92,299,421	(71,401,630)	46,121,384

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$11,785	$46,121,384

4

Supplemental Information (unaudited) – continued

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2015, are as follows:

Japan	23.1%
United Kingdom	18.0%
Switzerland	11.7%
United States	11.6%
Germany	10.6%
France	7.8%
Netherlands	3.4%
Australia	3.1%
Sweden	2.3%
Other Countries	8.4%

5

QUARTERLY REPORT

March 31, 2015

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

3/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.3%
Aerospace – 3.4%
Precision Castparts Corp.	37,225	$7,817,250
United Technologies Corp.	222,247	26,047,348

		$33,864,598

Alcoholic Beverages – 2.1%
AmBev S.A., ADR	1,073,053	$6,180,785
Pernod Ricard S.A.	126,526	14,930,593

		$21,111,378

Apparel Manufacturers – 5.6%
Burberry Group PLC	337,014	$8,655,150
LVMH Moet Hennessy Louis Vuitton S.A.	126,098	22,256,592
NIKE, Inc., “B”	121,093	12,149,261
VF Corp.	161,480	12,161,059

		$55,222,062

Automotive – 0.9%
Johnson Controls, Inc.	177,938	$8,975,193

Broadcasting – 6.4%
Discovery Communications, Inc., “A” (a)	254,457	$7,827,097
Omnicom Group, Inc.	48,504	3,782,342
Time Warner, Inc.	213,659	18,041,366
Twenty-First Century Fox, Inc.	657,655	22,255,045
Walt Disney Co.	103,693	10,876,359

		$62,782,209

Brokerage & Asset Managers – 3.9%
Charles Schwab Corp.	159,526	$4,855,971
CME Group, Inc.	156,193	14,793,039
Franklin Resources, Inc.	359,820	18,465,962

		$38,114,972

Business Services – 9.6%
Accenture PLC, “A”	448,946	$42,061,751
Cognizant Technology Solutions Corp., “A” (a)	221,892	13,843,842
Equifax, Inc.	190,432	17,710,176
Fidelity National Information Services, Inc.	311,039	21,169,314

		$94,785,083

Chemicals – 2.6%
LyondellBasell Industries N.V., “A”	100,468	$8,821,090
Monsanto Co.	148,112	16,668,524

		$25,489,614

Computer Software – 2.8%
Oracle Corp.	636,606	$27,469,549

Computer Software – Systems – 2.8%
Apple, Inc.	78,563	$9,775,594
EMC Corp.	696,932	17,813,582

		$27,589,176

Construction – 1.1%
Sherwin-Williams Co.	38,750	$11,024,375

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Consumer Products – 6.0%
Church & Dwight Co., Inc.	81,857	$6,992,225
Colgate-Palmolive Co.	493,135	34,193,981
L’Oreal S.A.	45,944	8,464,913
Procter & Gamble Co.	120,102	9,841,158

		$59,492,277

Electrical Equipment – 8.8%
Amphenol Corp., “A”	142,353	$8,388,862
Danaher Corp.	378,113	32,101,794
Mettler-Toledo International, Inc. (a)	58,425	19,201,376
Sensata Technologies Holding B.V. (a)	101,916	5,855,074
W.W. Grainger, Inc.	90,400	21,317,224

		$86,864,330

Electronics – 4.0%
Microchip Technology, Inc.	249,345	$12,192,971
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	535,947	12,584,036
Texas Instruments, Inc.	256,984	14,695,630

		$39,472,637

Food & Beverages – 3.8%
Danone S.A.	241,092	$16,233,249
Mead Johnson Nutrition Co., “A”	156,272	15,710,024
PepsiCo, Inc.	52,520	5,021,962

		$36,965,235

Food & Drug Stores – 2.6%
CVS Health Corp.	248,821	$25,680,815

Internet – 5.1%
eBay, Inc. (a)	123,234	$7,108,137
Google, Inc., “A” (a)	76,757	42,577,108

		$49,685,245

Machinery & Tools – 1.4%
Colfax Corp. (a)	296,022	$14,129,130

Medical & Health Technology & Services – 2.3%
Express Scripts Holding Co. (a)	208,939	$18,129,637
Patterson Cos., Inc.	98,387	4,800,302

		$22,929,939

Medical Equipment – 8.1%
Abbott Laboratories	320,856	$14,865,258
DENTSPLY International, Inc.	397,456	20,226,536
St. Jude Medical, Inc.	77,669	5,079,553
Thermo Fisher Scientific, Inc.	185,843	24,966,149
Waters Corp. (a)	115,265	14,329,745

		$79,467,241

Oil Services – 2.7%
Schlumberger Ltd.	317,308	$26,476,180

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Other Banks & Diversified Financials – 5.2%
MasterCard, Inc., “A”	146,116	$12,622,961
Visa, Inc., “A”	593,636	38,829,731

		$51,452,692

Pharmaceuticals – 2.1%
Johnson & Johnson	65,053	$6,544,332
Zoetis, Inc.	305,993	14,164,416

		$20,708,748

Restaurants – 0.7%
McDonald’s Corp.	66,248	$6,455,205

Specialty Chemicals – 3.0%
Ecolab, Inc.	135,644	$15,514,961
Praxair, Inc.	118,801	14,344,033

		$29,858,994

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Specialty Stores – 1.7%
AutoZone, Inc. (a)	23,979	$16,357,515

Trucking – 0.6%
Expeditors International of Washington, Inc.	130,012	$6,263,978

Total Common Stocks		$978,688,370

MONEY MARKET FUNDS – 0.1%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	581,166	$581,166

Total Investments		$979,269,536

OTHER ASSETS, LESS LIABILITIES – 0.6%		6,387,520

Net Assets – 100.0%		$985,657,056

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

3/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$889,383,051	$—	$—	$889,383,051
France	46,954,754	14,930,594	—	61,885,348
Taiwan	12,584,036	—	—	12,584,036
United Kingdom	—	8,655,150	—	8,655,150
Brazil	6,180,785	—	—	6,180,785
Mutual Funds	581,166	—	—	581,166
Total Investments	$955,683,792	$23,585,744	$—	$979,269,536

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $46,954,754 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the

3

Supplemental Information (unaudited) – continued

close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$693,509,147
Gross unrealized appreciation	289,378,495
Gross unrealized depreciation	(3,618,106)
Net unrealized appreciation (depreciation)	$285,760,389

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	5,748,391	27,819,919	(32,987,144)	581,166

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,165	$581,166

4

QUARTERLY REPORT

March 31, 2015

MFS® MONEY MARKET PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

3/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

CERTIFICATES OF DEPOSIT – 21.8%
Major Banks – 17.6%
Bank of Montreal/Chicago Branch, 0.07%, due 4/08/15	$8,800,000	$8,800,000
Bank of Nova Scotia/Houston Branch, 0.06%, due 4/27/15	11,250,000	11,250,000
Canadian Imperial Bank of Commerce/New York Branch, 0.13%, due 4/23/15	15,584,000	15,584,000
Chase Bank USA N.A., 0.25%, due 7/30/15	12,480,000	12,480,000
Toronto Dominion Bank/New York Branch, 0.165%, due 4/20/15	16,364,000	16,364,000
Wells Fargo & Co., 0.23%, due 6/03/15	3,500,000	3,500,000

		$67,978,000

Other Banks & Diversified Financials – 4.2%
Mizuho Corporate Bank (USA)/New York Branch, 0.24%, due 4/21/15	$16,258,000	$16,258,000

Total Certificates of Deposit, at Cost and Value		$84,236,000

COMMERCIAL PAPER (y) – 43.9%
Automotive – 3.3%
Toyota Motor Credit Corp., 0.09%, due 4/07/15	$8,000,000	$7,999,880
Toyota Motor Credit Corp., 0.09%, due 4/09/15	1,430,000	1,429,971
Toyota Motor Credit Corp., 0.17%, due 4/28/15	3,340,000	3,339,574

		$12,769,425

Computer Software – 4.2%
Microsoft Corp., 0.1%, due 4/08/15 (t)	$16,300,000	$16,299,683

Conglomerates – 6.3%
Siemens Capital Corp., 0.01%, due 4/28/15 (t)	$15,430,000	$15,428,843
United Technologies Corp., 0.12%, due 5/13/15 (t)	8,750,000	8,748,775

		$24,177,618

Consumer Products – 4.1%
Procter & Gamble Co., 0.11%, due 5/18/15 (t)	$15,865,000	$15,862,722

Electronics – 4.0%
Emerson Electric Co., 0.1%, due 4/21/15 (t)	$9,000,000	$8,999,500
Emerson Electric Co., 0.13%, due 4/22/15 (t)	3,444,000	3,443,739
Emerson Electric Co., 0.13%, due 5/11/15 (t)	1,000,000	999,856
Emerson Electric Co., 0.13%, due 5/15/15 (t)	2,000,000	1,999,682

		$15,442,777

Issuer	Shares/Par	Value ($)

COMMERCIAL PAPER (y) – continued
Food & Beverages – 7.4%
Anheuser-Busch InBev Worldwide, Inc., 0.11%, due 4/07/15 (t)	$6,722,000	$6,721,877
Anheuser-Busch InBev Worldwide, Inc., 0.12%, due 4/22/15 (t)	1,000,000	999,930
Anheuser-Busch InBev Worldwide, Inc., 0.12%, due 4/29/15 (t)	4,617,000	4,616,569
Anheuser-Busch InBev Worldwide, Inc., 0.13%, due 5/11/15 (t)	1,000,000	999,856
Pepsico, Inc., 0.1%, due 4/06/15 (t)	5,000,000	4,999,930
Pepsico, Inc., 0.09%, due 4/07/15 (t)	1,396,000	1,395,979
Pepsico, Inc., 0.09%, due 5/04/15 (t)	3,500,000	3,499,711
Pepsico, Inc., 0.09%, due 5/21/15 (t)	5,465,000	5,464,317

		$28,698,169

Major Banks – 5.5%
ANZ National (International) Ltd., 0.1%, due 4/01/15 (t)	$3,000,000	$3,000,000
ANZ National (International) Ltd., 0.16%, due 5/12/15 (t)	2,800,000	2,799,490
Royal Bank of Canada, 0.04%, due 4/15/15	15,400,000	15,399,760

		$21,199,250

Pharmaceuticals – 7.9%
Merck & Co., Inc., 0.08%, due 4/16/15 (t)	$13,753,000	$13,752,542
Merck & Co., Inc., 0.08%, due 4/17/15 (t)	1,500,000	1,499,947
Novartis Finance Corp., 0.1%, due 4/07/15 (t)	11,500,000	11,499,808
Novartis Finance Corp., 0.1%, due 4/10/15 (t)	2,475,000	2,474,938
Novartis Finance Corp., 0.1%, due 4/10/15 (t)	1,350,000	1,349,966

		$30,577,201

Retailers – 1.2%
Wal-Mart Stores, Inc., 0.06%, due 4/13/15 (t)	$4,562,000	$4,561,909

Total Commercial Paper, at Amortized Cost and Value		$169,588,754

U.S. GOVERNMENT AGENCIES AND EQUIVALENTS (y) – 33.4%
Federal Home Loan Bank, 0.04%, due 4/01/15	$7,280,000	$7,280,000
Federal Home Loan Bank, 0.075%, due 4/01/15	1,000,000	1,000,000
Federal Home Loan Bank, 0.05%, due 4/06/15	12,790,000	12,789,922
Federal Home Loan Bank, 0.04%, due 4/08/15	7,100,000	7,099,945
Federal Home Loan Bank, 0.05%, due 4/10/15	1,280,000	1,279,984
Federal Home Loan Bank, 0.06%, due 4/15/15	1,000,000	999,977

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

U.S. GOVERNMENT AGENCIES AND EQUIVALENTS (y) – continued
Federal Home Loan Bank, 0.05%, due 4/17/15	$5,000,000	$4,999,900
Federal Home Loan Bank, 0.06%, due 4/22/15	3,000,000	2,999,904
Federal Home Loan Bank, 0.05%, due 4/24/15	17,750,000	17,749,508
Federal Home Loan Bank, 0.06%, due 4/29/15	3,370,000	3,369,856
Federal Home Loan Bank, 0.06%, due 5/01/15	1,000,000	999,950
Federal Home Loan Bank, 0.05%, due 5/08/15	1,859,000	1,858,904
Freddie Mac, 0.05%, due 4/14/15	10,609,000	10,608,828
U.S. Treasury Bill, 0.01%, due 4/23/15	4,802,000	4,801,978
U.S. Treasury Bill, 0.03%, due 5/07/15	16,550,000	16,549,503
U.S. Treasury Bill, 0.053%, due 5/07/15	17,705,000	17,704,070
U.S. Treasury Bill, 0.275%, due 1/07/16	16,785,000	16,748,971

Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$128,841,200

Issuer	Shares/Par	Value ($)

FLOATING RATE DEMAND NOTES – 1.4%
East Baton Rouge, LA, Pollution Control Rev. (Exxon Mobil Corp.), 0.01%, due 4/01/15	$3,300,000	$3,300,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 0.01%, due 4/01/15	1,125,000	1,125,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “C”, 0.01%, due 4/01/15	1,020,000	1,020,000

Total Floating Rate Demand Notes, at Cost and Value		$5,445,000

Total Investments, at Amortized Cost and Value		$388,110,954

OTHER ASSETS, LESS LIABILITIES – (0.5)%		(1,754,727)

Net Assets – 100.0%		$386,356,227

(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.

(y)	The rate shown represents an annualized yield at time of purchase.

The tax cost of investments for federal income tax purposes is $388,110,954.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

3/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

On July 23, 2014, the U.S. Securities and Exchange Commission adopted amendments to its money market fund regulations. At this time, management is evaluating the potential implications of the changes.

(1) Investment Valuations

Pursuant to procedures approved by the Board of Trustees, investments held by the fund are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Short term securities	$—	$388,110,954	$—	$388,110,954

For further information regarding security characteristics, see the Portfolio of Investments.

3

QUARTERLY REPORT

March 31, 2015

MFS® RESEARCH INTERNATIONAL PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

3/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.3%
Alcoholic Beverages – 1.3%
Pernod Ricard S.A.	54,146	$6,389,453

Apparel Manufacturers – 1.5%
Global Brands Group Holding Ltd. (a)	5,764,000	$1,126,676
Li & Fung Ltd.	896,000	874,891
LVMH Moet Hennessy Louis Vuitton S.A.	29,080	5,132,688

		$7,134,255

Automotive – 4.5%
Autoliv, Inc.	46,359	$5,459,699
DENSO Corp.	191,100	8,724,703
Honda Motor Co. Ltd.	219,300	7,127,214

		$21,311,616

Broadcasting – 1.6%
ProSiebenSat.1 Media AG	46,618	$2,291,010
WPP PLC	244,090	5,535,571

		$7,826,581

Brokerage & Asset Managers – 0.4%
Computershare Ltd.	180,064	$1,739,909

Business Services – 3.4%
Brenntag AG	28,830	$1,728,530
Cognizant Technology Solutions Corp., “A” (a)	83,382	5,202,203
Compass Group PLC	205,385	3,567,093
Mitsubishi Corp.	138,200	2,786,018
Nomura Research, Inc.	73,100	2,751,416

		$16,035,260

Chemicals – 0.6%
Orica Ltd.	186,829	$2,835,145

Computer Software – 0.4%
Dassault Systems S.A.	28,684	$1,943,431

Conglomerates – 1.0%
Hutchison Whampoa Ltd.	333,000	$4,606,331

Consumer Products – 2.2%
L’Oreal S.A.	28,705	$5,288,728
Reckitt Benckiser Group PLC	61,394	5,261,721

		$10,550,449

Electrical Equipment – 3.7%
Legrand S.A.	27,598	$1,487,364
Schneider Electric S.A.	114,561	8,912,200
Siemens AG	65,544	7,096,954

		$17,496,518

Electronics – 3.0%
Infineon Technologies AG	270,116	$3,232,623
MediaTek, Inc.	396,000	5,359,732
Taiwan Semiconductor Manufacturing Co. Ltd.	1,240,804	5,756,487

		$14,348,842

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Energy – Independent – 1.8%
Cairn Energy PLC (a)	345,437	$800,123
Cenovus Energy, Inc.	53,191	896,631
Galp Energia SGPS S.A., “B”	151,734	1,638,921
INPEX Corp.	173,900	1,921,911
Oil Search Ltd.	283,764	1,556,128
Reliance Industries Ltd.	143,012	1,887,593

		$8,701,307

Energy – Integrated – 2.7%
BG Group PLC	284,464	$3,498,164
Royal Dutch Shell PLC, “A”	315,307	9,370,561

		$12,868,725

Food & Beverages – 4.5%
Danone S.A.	110,589	$7,446,198
M. Dias Branco S.A. Industria e Comercio de Alimentos	58,939	1,590,211
Nestle S.A.	165,298	12,484,949

		$21,521,358

Food & Drug Stores – 0.6%
Sundrug Co. Ltd.	57,900	$3,012,432

Gaming & Lodging – 0.4%
Sands China Ltd.	467,600	$1,936,107

Insurance – 5.2%
AIA Group Ltd.	1,397,400	$8,758,211
Hiscox Ltd.	160,419	2,025,084
Prudential PLC	199,930	4,950,309
Sony Financial Holdings, Inc.	106,600	1,717,190
Zurich Insurance Group AG	22,293	7,554,111

		$25,004,905

Machinery & Tools – 3.6%
Atlas Copco AB, “A”	261,761	$8,476,817
Kubota Corp.	180,000	2,851,849
Schindler Holding AG	34,947	5,818,506

		$17,147,172

Major Banks – 9.6%
BNP Paribas	94,307	$5,736,403
BOC Hong Kong Holdings Ltd.	680,500	2,427,018
HSBC Holdings PLC	979,625	8,341,229
Mitsubishi UFJ Financial Group, Inc.	1,046,400	6,478,833
Royal Bank of Scotland Group PLC (a)	905,621	4,555,551
Standard Chartered PLC	245,781	3,979,620
Sumitomo Mitsui Financial Group, Inc.	142,200	5,449,000
Westpac Banking Corp.	297,046	8,886,955

		$45,854,609

Medical Equipment – 0.6%
Terumo Corp.	112,400	$2,970,843

Metals & Mining – 2.5%
Gerdau S.A., ADR	311,511	$996,835
Iluka Resources Ltd.	429,375	2,766,286

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Metals & Mining – continued
Rio Tinto Ltd.	195,839	$8,000,422

		$11,763,543

Natural Gas – Distribution – 2.8%
Centrica PLC	541,180	$2,031,050
China Resources Gas Group Ltd.	962,000	2,984,745
GDF SUEZ	213,966	4,234,383
Tokyo Gas Co. Ltd.	676,000	4,257,406

		$13,507,584

Natural Gas – Pipeline – 0.6%
APA Group	398,402	$2,746,158

Network & Telecom – 1.0%
Ericsson, Inc., “B”	393,906	$4,943,461

Oil Services – 0.3%
Technip	22,965	$1,391,951

Other Banks & Diversified Financials – 9.8%
Aeon Credit Service Co. Ltd.	122,200	$3,087,078
DBS Group Holdings Ltd.	330,400	4,889,123
Erste Group Bank AG	90,119	2,222,413
HDFC Bank Ltd., ADR	29,834	1,756,924
ING Groep N.V. (a)	467,100	6,853,193
Intesa Sanpaolo S.p.A.	1,550,742	5,262,372
Julius Baer Group Ltd.	65,888	3,305,926
Kasikornbank PLC, NVDR	253,400	1,779,748
KBC Group N.V.	85,290	5,278,718
MasterCard, Inc., “A”	27,337	2,361,643
Sberbank of Russia, ADR	186,565	819,767
UBS AG	484,456	9,132,778

		$46,749,683

Pharmaceuticals – 10.9%
Bayer AG	68,644	$10,314,122
Novartis AG	150,717	14,911,957
Roche Holding AG	54,631	15,071,590
Santen Pharmaceutical Co. Ltd.	506,700	7,373,218
Valeant Pharmaceuticals International, Inc. (a)	22,643	4,497,353

		$52,168,240

Printing & Publishing – 0.9%
Reed Elsevier N.V.	163,948	$4,088,052

Real Estate – 0.7%
Deutsche Wohnen AG	60,953	$1,562,467
Intu Properties PLC, REIT	382,051	1,972,236

		$3,534,703

Restaurants – 2.2%
Whitbread PLC	80,334	$6,243,251
YUM! Brands, Inc.	52,792	4,155,786

		$10,399,037

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Specialty Chemicals – 5.1%
Akzo Nobel N.V.	102,154	$7,735,012
JSR Corp.	324,100	5,628,885
Linde AG	39,121	7,977,602
Symrise AG	48,052	3,040,141

		$24,381,640

Specialty Stores – 1.1%
Esprit Holdings Ltd.	1,005,600	$1,018,774
Hennes & Mauritz AB, “B”	58,420	2,367,922
Ryohin Keikaku Co. Ltd.	11,600	1,688,715

		$5,075,411

Telecommunications – Wireless – 3.2%
KDDI Corp.	366,400	$8,311,095
Mobile TeleSystems OJSC (a)	193,188	819,887
Philippine Long Distance Telephone Co.	19,820	1,266,352
Vodafone Group PLC	1,434,857	4,692,205

		$15,089,539

Telephone Services – 1.4%
BT Group PLC	337,278	$2,185,170
Hellenic Telecommunications Organization S.A. (a)	147,608	1,309,403
Royal KPN N.V.	353,436	1,196,027
TDC A.S.	132,344	948,491
Telefonica Brasil S.A., ADR	54,165	828,183

		$6,467,274

Tobacco – 1.1%
Japan Tobacco, Inc.	169,600	$5,358,667

Trucking – 1.7%
Yamato Holdings Co. Ltd.	340,800	$7,876,747

Utilities – Electric Power – 0.4%
Canadian Utilities Ltd.	68,410	$2,148,092

Total Common Stocks		$468,925,030

PREFERRED STOCKS – 0.4%
Telephone Services – 0.4%
Telecom Italia S.p.A.	2,014,561	$1,895,388

MONEY MARKET FUNDS – 0.0%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	175	$175

Total Investments		$470,820,593

OTHER ASSETS, LESS LIABILITIES – 1.3%		6,301,321

Net Assets – 100.0%		$477,121,914

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

2

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

3/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$33,127,818	$56,245,402	$—	$89,373,220
United Kingdom	22,559,968	54,449,392	—	77,009,360
Switzerland	68,279,817	—	—	68,279,817
France	38,142,551	9,820,248	—	47,962,799
Germany	26,929,327	10,314,122	—	37,243,449
Hong Kong	5,238,016	15,509,992	—	20,748,008
Australia	4,302,286	16,228,295	—	20,530,581
Netherlands	18,676,257	1,196,027	—	19,872,284
United States	17,179,331	—	—	17,179,331
Other Countries	33,702,086	38,919,483	—	72,621,569
Mutual Funds	175	—	—	175
Total Investments	$268,137,632	$202,682,961	$—	$470,820,593

4

Supplemental Information (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $20,255,977 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $196,414,550 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$437,047,887
Gross unrealized appreciation	69,188,491
Gross unrealized depreciation	(35,415,785)
Net unrealized appreciation (depreciation)	$33,772,706

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	4,372,179	6,748,387	(11,120,391)	175

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$591	$175

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2015, are as follows:

Japan	18.7%
United Kingdom	16.1%
Switzerland	14.3%
France	10.1%
Germany	7.8%
United States	4.9%
Hong Kong	4.4%
Australia	4.3%
Netherlands	4.2%
Other Countries	15.2%

5

QUARTERLY REPORT

March 31, 2015

MFS® STRATEGIC INCOME PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

3/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

BONDS – 64.1%
Asset-Backed & Securitized – 1.9%
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.777%, 12/28/40 (z)	$284,427	$171,392
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 5.902%, 9/15/39	105,360	112,833
Crest Ltd., CDO, 7%, 1/28/40 (a)(p)	565,911	855
Falcon Franchise Loan LLC, FRN, 6.855%, 1/05/23 (i)(z)	48,875	3,866
Falcon Franchise Loan LLC, FRN, 23.05%, 1/05/25 (i)(z)	46,832	11,122
First Union National Bank Commercial Mortgage Trust, FRN, 1.729%, 1/12/43 (d)(i)(q)(z)	21,594	31
First Union-Lehman Brothers Bank of America, FRN, 0.61%, 11/18/35 (i)	1,053,299	16,728
HLSS Servicer Advance Receivables Trust, 2013-T1, “A2”, 1.495%, 1/16/46 (n)	150,000	149,175
JPMorgan Chase Commercial Mortgage Trust, 2007-LD11, “AM”, FRN, 5.775%, 6/15/49	293,049	308,330
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.05%, 2/18/30 (i)	43,299	916
Morgan Stanley Capital I Trust, “AM”, FRN, 5.648%, 4/15/49	300,000	314,882
Morgan Stanley Capital I, Inc., FRN, 1.418%, 4/28/39 (i)(z)	867,822	4,374
Sierra Receivables Funding Co. LLC, 2015-1A, “A”, 2.4%, 3/22/32 (z)	230,000	229,953

		$1,324,457

Automotive – 1.8%
Borgwarner, Inc., 3.375%, 3/15/25	$307,000	$315,992
Ford Motor Credit Co. LLC, FRN, 1.213%, 1/09/18	390,000	391,057
General Motors Financial Co., Inc., 2.625%, 7/10/17	368,000	371,686
Hyundai Capital America, 1.875%, 8/09/16 (n)	180,000	181,558

		$1,260,293

Biotechnology – 0.4%
Life Technologies Corp., 6%, 3/01/20	$240,000	$277,174

Broadcasting – 0.5%
Discovery Communications, Inc., 3.45%, 3/15/25	$186,000	$185,850
Scripps Networks Interactive, 2.75%, 11/15/19	44,000	44,372
SES Global Americas Holdings GP, 2.5%, 3/25/19 (n)	102,000	102,322

		$332,544

Brokerage & Asset Managers – 0.3%
CME Group, Inc., 3%, 3/15/25	$239,000	$241,419

Issuer	Shares/Par	Value ($)

BONDS – continued
Building – 1.2%
CRH PLC, 8.125%, 7/15/18	$200,000	$238,189
Martin Marietta Materials, Inc., 4.25%, 7/02/24	215,000	225,409
Martin Marietta Materials, Inc., FRN, 1.356%, 6/30/17	300,000	298,341
Owens Corning, Inc., 4.2%, 12/15/22	69,000	72,005

		$833,944

Cable TV – 1.0%
Cox Communications, Inc., 3.25%, 12/15/22 (n)	$306,000	$310,386
Time Warner Cable, Inc., 8.25%, 4/01/19	310,000	379,173

		$689,559

Chemicals – 0.5%
Dow Chemical Co., 8.55%, 5/15/19	$280,000	$350,565
Israel Chemicals Ltd., 4.5%, 12/02/24 (n)	8,000	8,130

		$358,695

Computer Software – 0.3%
Oracle Corp., 5.375%, 7/15/40	$169,000	$207,323

Computer Software – Systems – 0.2%
Seagate HDD Cayman, 3.75%, 11/15/18	$107,000	$111,513

Consumer Products – 0.6%
Newell Rubbermaid, Inc., 2.875%, 12/01/19	$110,000	$112,096
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/23 (n)	259,000	274,202

		$386,298

Consumer Services – 0.9%
Experian Finance PLC, 2.375%, 6/15/17 (n)	$400,000	$403,728
Priceline Group, Inc., 3.65%, 3/15/25	250,000	254,418

		$658,146

Defense Electronics – 0.2%
BAE Systems Holdings, Inc., 6.375%, 6/01/19 (n)	$100,000	$116,032

Electrical Equipment – 0.1%
Arrow Electronics, Inc., 3%, 3/01/18	$84,000	$86,180

Electronics – 0.3%
Lam Research Corp., 2.75%, 3/15/20	$149,000	$149,832
Tyco Electronics Group S.A., 3.5%, 2/03/22	79,000	82,416

		$232,248

Emerging Market Quasi-Sovereign – 1.0%
Ecopetrol S.A., 5.875%, 5/28/45	$5,000	$4,652
IIRSA Norte Finance Ltd., 8.75%, 5/30/24	190,711	231,523
Petroleos Mexicanos, 5.5%, 1/21/21	216,000	237,060
Petroleos Mexicanos, 4.875%, 1/24/22	64,000	67,920
Petroleos Mexicanos, 4.875%, 1/18/24	10,000	10,585

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Emerging Market Quasi-Sovereign – continued
Petroleos Mexicanos, 6.5%, 6/02/41	$80,000	$90,600
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 9/30/16 (n)	75,350	77,897

		$720,237

Emerging Market Sovereign – 0.3%
Oriental Republic of Uruguay, 4.5%, 8/14/24	$11,000	$11,935
Republic of Hungary, 5.375%, 2/21/23	14,000	15,645
Republic of Philippines, 6.375%, 10/23/34	100,000	140,375
Republic of Poland, 5%, 3/23/22	37,000	42,504
Republic of Romania, 4.375%, 8/22/23 (n)	8,000	8,560
Republic of Romania, 4.875%, 1/22/24 (n)	8,000	8,860
United Mexican States, 4%, 10/02/23	4,000	4,232

		$232,111

Energy – Independent – 0.9%
Anadarko Petroleum Corp., 3.45%, 7/15/24	$390,000	$390,621
EQT Corp., 4.875%, 11/15/21	122,000	128,389
Hess Corp., 8.125%, 2/15/19	90,000	108,058

		$627,068

Energy – Integrated – 0.6%
BP Capital Markets PLC, 4.5%, 10/01/20	$75,000	$83,193
BP Capital Markets PLC, 4.742%, 3/11/21	220,000	245,547
Pacific Rubiales Energy Corp., 7.25%, 12/12/21 (n)	115,000	76,441

		$405,181

Financial Institutions – 1.6%
CIT Group, Inc., 3.875%, 2/19/19	$450,000	$445,500
General Electric Capital Corp., 6%, 8/07/19	80,000	93,454
General Electric Capital Corp., 5.5%, 1/08/20	205,000	237,370
General Electric Capital Corp., 3.15%, 9/07/22	34,000	35,163
General Electric Capital Corp., 3.1%, 1/09/23	125,000	128,748
LeasePlan Corp. N.V., 3%, 10/23/17 (n)	200,000	205,780

		$1,146,015

Food & Beverages – 2.3%
Kerry Group Financial Services, 3.2%, 4/09/23 (n)	$320,000	$320,461
Kraft Foods Group, Inc., 6.125%, 8/23/18	250,000	283,859
Mead Johnson Nutrition Co., “A”, 4.9%, 11/01/19	69,000	76,471
SABMiller Holdings, Inc., 3.75%, 1/15/22 (n)	205,000	215,652
Tyson Foods, Inc., 6.6%, 4/01/16	190,000	200,432
Tyson Foods, Inc., 4.5%, 6/15/22	124,000	136,809
Wm. Wrigley Jr. Co., 2.4%, 10/21/18 (n)	91,000	92,631
Wm. Wrigley Jr. Co., 3.375%, 10/21/20 (n)	277,000	290,265

		$1,616,580

Issuer	Shares/Par		Value ($)

BONDS – continued
Food & Drug Stores – 0.3%
Walgreens Boots Alliance, Inc., 3.3%, 11/18/21		$176,000	$181,194

Gaming & Lodging – 0.5%
Wyndham Worldwide Corp., 5.625%, 3/01/21		$320,000	$361,336

Insurance – 2.2%
AIA Group Ltd., 3.2%, 3/11/25 (z)		$245,000	$247,156
American International Group, Inc., 5.85%, 1/16/18		139,000	155,282
American International Group, Inc., 3.375%, 8/15/20		190,000	200,479
MetLife, Inc., 1.756%, 12/15/17		51,000	51,678
Principal Financial Group, Inc., 8.875%, 5/15/19		210,000	264,273
Unum Group, 7.125%, 9/30/16		250,000	271,021
Unum Group, 4%, 3/15/24		323,000	341,553

			$1,531,442

Insurance – Property & Casualty – 0.9%
AXIS Capital Holdings Ltd., 5.875%, 6/01/20		$90,000	$103,450
CNA Financial Corp., 5.875%, 8/15/20		260,000	300,711
Liberty Mutual Group, Inc., 4.95%, 5/01/22 (n)		187,000	206,567

			$610,728

International Market Quasi-Sovereign – 0.9%
EDF Energies Nouvelles S.A., 6.5%, 1/26/19 (n)		$350,000	$409,345
Eksportfinans A.S.A., 5.5%, 5/25/16		240,000	249,096

			$658,441

International Market Sovereign – 14.7%
Buoni Poliennali del Tesoro, 5.5%, 9/01/22	EUR	321,000	$455,630
Commonwealth of Australia, 5.75%, 5/15/21	AUD	502,000	465,169
Federal Republic of Germany, 3.25%, 7/04/21	EUR	66,000	85,663
Federal Republic of Germany, 6.25%, 1/04/30	EUR	144,000	286,103
Federal Republic of Germany, 2.5%, 7/04/44	EUR	88,000	143,343
Government of Canada, 4.25%, 6/01/18	CAD	80,000	70,551
Government of Canada, 3.25%, 6/01/21	CAD	156,000	140,826
Government of Canada, 5.75%, 6/01/33	CAD	46,000	58,294
Government of Canada, 4%, 6/01/41	CAD	26,000	28,988
Government of Japan, 1.1%, 6/20/20	JPY	50,500,000	442,006
Government of Japan, 0.8%, 6/20/23	JPY	21,000,000	182,539
Government of Japan, 2.1%, 9/20/24	JPY	45,750,000	443,070
Government of Japan, 2.2%, 9/20/27	JPY	40,550,000	404,403
Government of Japan, 1.5%, 3/20/34	JPY	14,200,000	127,249
Government of Japan, 2.4%, 3/20/37	JPY	38,350,000	391,317
Government of Japan, 1.8%, 3/20/43	JPY	13,050,000	120,571

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
International Market Sovereign – continued
Government of New Zealand, 5%, 3/15/19	NZD	301,000	$240,613
Government of New Zealand, 5.5%, 4/15/23	NZD	69,000	59,779
Government of Norway, 3.75%, 5/25/21	NOK	545,000	77,633
Government of Norway, 3%, 3/14/24	NOK	555,000	78,038
Kingdom of Belgium, 4.25%, 9/28/21	EUR	122,000	166,596
Kingdom of Belgium, 2.6%, 6/22/24	EUR	238,000	307,800
Kingdom of Denmark, 3%, 11/15/21	DKK	649,000	111,852
Kingdom of Denmark, 1.5%, 11/15/23	DKK	353,000	56,582
Kingdom of Denmark, 4.5%, 11/15/39	DKK	120,000	32,536
Kingdom of Spain, 5.4%, 1/31/23	EUR	324,000	463,382
Kingdom of Spain, 5.5%, 7/30/17	EUR	91,000	109,991
Kingdom of Spain, 4.6%, 7/30/19	EUR	352,000	445,946
Kingdom of Sweden, 5%, 12/01/20	SEK	575,000	85,487
Kingdom of Sweden, 3.5%, 6/01/22	SEK	395,000	56,598
Kingdom of Sweden, 1.5%, 11/13/23	SEK	730,000	93,209
Kingdom of the Netherlands, 2%, 7/15/24	EUR	106,000	132,067
Kingdom of the Netherlands, 5.5%, 1/15/28	EUR	103,000	180,740
Obrigacoes do Tesouro Portugal, 4.95%, 10/25/23	EUR	82,000	112,802
Republic of Austria, 1.75%, 10/20/23	EUR	186,000	225,386
Republic of France, 6%, 10/25/25	EUR	200,000	337,210
Republic of France, 4.75%, 4/25/35	EUR	249,000	457,558
Republic of Ireland, 4.5%, 4/18/20	EUR	26,000	33,924
Republic of Ireland, 5.4%, 3/13/25	EUR	29,000	44,999
Republic of Italy, 5.25%, 8/01/17	EUR	535,000	642,530
Republic of Italy, 3.75%, 3/01/21	EUR	654,000	825,517
United Kingdom Treasury, 8%, 6/07/21	GBP	55,000	114,487
United Kingdom Treasury, 2.25%, 9/07/23	GBP	128,000	201,038
United Kingdom Treasury, 4.25%, 12/07/27	GBP	150,000	285,063
United Kingdom Treasury, 4.25%, 3/07/36	GBP	121,000	241,567
United Kingdom Treasury, 3.25%, 1/22/44	GBP	95,000	168,585

			$10,235,237

Machinery & Tools – 0.6%
Atlas Copco AB, 5.6%, 5/22/17 (n)		$349,000	$380,715

Major Banks – 6.0%
ABN AMRO Bank N.V., 4.25%, 2/02/17 (n)		$200,000	$210,338
Bank of America Corp., 6.5%, 8/01/16		295,000	314,838
Bank of America Corp., 4.125%, 1/22/24		325,000	348,022
Barclays Bank PLC, 2.5%, 2/20/19		260,000	265,288
Commonwealth Bank of Australia, 5%, 10/15/19 (n)		220,000	247,638
Goldman Sachs Group, Inc., 5.75%, 1/24/22		334,000	389,898
Goldman Sachs Group, Inc., FRN, 1.277%, 10/23/19		160,000	161,343

Issuer	Shares/Par	Value ($)

BONDS – continued
Major Banks – continued
ING Bank N.V., 5.8%, 9/25/23 (n)	$322,000	$364,542
JPMorgan Chase & Co., 2%, 8/15/17	55,000	55,815
JPMorgan Chase & Co., 4.625%, 5/10/21	230,000	256,915
Merrill Lynch & Co., Inc., 6.4%, 8/28/17	120,000	132,999
Morgan Stanley, 7.3%, 5/13/19	100,000	119,632
Morgan Stanley, 5.625%, 9/23/19	200,000	227,654
Morgan Stanley, 3.7%, 10/23/24	277,000	288,795
Royal Bank of Scotland PLC, 2.55%, 9/18/15	140,000	141,021
Royal Bank of Scotland PLC, 6%, 12/19/23	380,000	422,690
Standard Chartered PLC, 3.85%, 4/27/15 (n)	250,000	250,528

		$4,197,956

Medical & Health Technology & Services – 0.7%
Becton, Dickinson and Co., 4.685%, 12/15/44	$170,000	$184,742
Laboratory Corp. of America Holdings, 2.625%, 2/01/20	140,000	140,877
McKesson Corp., 5.7%, 3/01/17	130,000	140,901

		$466,520

Metals & Mining – 1.6%
Barrick Gold Corp., 4.1%, 5/01/23	$337,000	$332,454
Freeport-McMoRan Copper & Gold, Inc., 2.375%, 3/15/18	130,000	129,363
Freeport-McMoRan Copper & Gold, Inc., 3.1%, 3/15/20	200,000	194,872
Glencore Funding LLC, FRN, 1.42%, 5/27/16 (n)	280,000	280,946
Kinross Gold Corp., 5.95%, 3/15/24	217,000	200,957

		$1,138,592

Midstream – 3.2%
APT Pipelines Ltd., 4.2%, 3/23/25 (z)	$245,000	$247,948
Energy Transfer Partners LP, 4.05%, 3/15/25	308,000	310,606
Enterprise Products Partners LP, 6.3%, 9/15/17	230,000	256,761
Kinder Morgan Energy Partners LP, 6.375%, 3/01/41	320,000	357,527
ONEOK Partners LP, 3.2%, 9/15/18	120,000	121,469
Plains All American Pipeline LP, 3.6%, 11/01/24	214,000	214,855
Spectra Energy Capital LLC, 8%, 10/01/19	230,000	278,650
Sunoco Logistics Partners LP, 4.25%, 4/01/24	109,000	111,933
Williams Cos., Inc., 3.7%, 1/15/23	74,000	68,406
Williams Cos., Inc., 4.55%, 6/24/24	295,000	285,711

		$2,253,866

Miscellaneous Revenue – Other – 0.4%
Florida Hurricane Catastrophe Fund Finance Corp. Rev, “A”, 2.107%, 7/01/18	$245,000	$247,362

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Mortgage-Backed – 0.6%
Fannie Mae, 6%, 5/01/17	$6,583	$6,797
Fannie Mae, 5.5%, 3/01/20 - 9/01/34	79,008	85,623
Fannie Mae, 6.5%, 4/01/32	41,708	49,235
Freddie Mac, 4.224%, 3/25/20	241,289	267,440

		$409,095

Municipals – 0.1%
University of California Limited Project Rev., “I”, 5%, 5/15/25	$60,000	$75,398

Network & Telecom – 0.8%
Verizon Communications, Inc., 5.15%, 9/15/23	$334,000	$382,926
Verizon Communications, Inc., FRN, 1.04%, 6/17/19	140,000	141,083

		$524,009

Oil Services – 0.4%
Transocean, Inc., 2.5%, 10/15/17	$86,000	$78,905
Transocean, Inc., 6%, 3/15/18	180,000	169,650

		$248,555

Oils – 0.2%
Marathon Petroleum Corp., 3.625%, 9/15/24	$140,000	$141,596

Other Banks & Diversified Financials – 3.4%
Abbey National Treasury Services PLC, 3.05%, 8/23/18	$90,000	$93,752
Banco GNB Sudameris S.A., 3.875%, 5/02/18 (n)	18,000	17,415
Bancolombia S.A., 5.125%, 9/11/22	7,000	7,055
Citigroup, Inc., 8.5%, 5/22/19	229,000	285,192
Citigroup, Inc., 3.75%, 6/16/24	213,000	222,620
Groupe BPCE S.A., 12.5% to 9/30/19, FRN to 8/29/49 (n)	259,000	349,489
Intesa Sanpaolo S.p.A., 5.017%, 6/26/24 (n)	445,000	455,453
Lloyds TSB Bank PLC, 5.8%, 1/13/20 (n)	210,000	244,415
Macquarie Bank Ltd., 5%, 2/22/17 (n)	190,000	202,341
Macquarie Group Ltd., 6%, 1/14/20 (n)	134,000	153,174
Rabobank Nederland N.V., 3.375%, 1/19/17	151,000	157,373
Swedbank AB, 2.125%, 9/29/17 (n)	200,000	203,068

		$2,391,347

Pharmaceuticals – 0.5%
Actavis Funding SCS, 4.75%, 3/15/45	$192,000	$204,068
Hospira, Inc., 6.05%, 3/30/17	160,000	174,280

		$378,348

Pollution Control – 0.3%
Republic Services, Inc., 5.25%, 11/15/21	$210,000	$241,177

Railroad & Shipping – 0.6%
CSX Corp., 4.1%, 3/15/44	$220,000	$229,128
Panama Canal Railway Co., 7%, 11/01/26 (n)	166,000	164,506

		$393,634

Issuer	Shares/Par	Value ($)

BONDS – continued
Real Estate – Healthcare – 0.5%
HCP, Inc., REIT, 5.375%, 2/01/21	$236,000	$265,688
Health Care REIT, Inc., 2.25%, 3/15/18	81,000	82,100

		$347,788

Real Estate – Office – 0.4%
Boston Properties LP, REIT, 3.7%, 11/15/18	$120,000	$127,828
Vornado Realty LP, REIT, 2.5%, 6/30/19	165,000	166,325

		$294,153

Real Estate – Retail – 0.1%
Kimco Realty Corp., REIT, 6.875%, 10/01/19	$58,000	$69,024

Retailers – 1.5%
Bed Bath & Beyond, Inc., 5.165%, 8/01/44	$368,000	$405,795
Dollar General Corp., 3.25%, 4/15/23	175,000	170,057
Gap, Inc., 5.95%, 4/12/21	306,000	351,091
Kohl’s Corp., 3.25%, 2/01/23	110,000	109,777

		$1,036,720

Supermarkets – 0.4%
Kroger Co., 3.85%, 8/01/23	$262,000	$279,225

Supranational – 0.5%
Corporacion Andina de Fomento, 4.375%, 6/15/22	$340,000	$371,280

Telecommunications – Wireless – 1.1%
American Tower Corp., REIT, 4.7%, 3/15/22	$208,000	$223,072
Crown Castle Towers LLC, 6.113%, 1/15/20 (n)	261,000	297,744
SBA Tower Trust, 2.898%, 10/15/19 (n)	255,000	258,099

		$778,915

Tobacco – 0.7%
Altria Group, Inc., 9.25%, 8/06/19	$76,000	$97,514
Lorillard Tobacco Co., 8.125%, 6/23/19	173,000	211,581
Lorillard Tobacco Co., 6.875%, 5/01/20	120,000	143,026

		$452,121

Transportation – Services – 0.5%
ERAC USA Finance Co., 6.375%, 10/15/17 (n)	$290,000	$324,949

U.S. Government Agencies and Equivalents – 0.8%
National Credit Union Administration Guaranteed Note, 2.9%, 10/29/20	$70,000	$71,747
Small Business Administration, 6.35%, 4/01/21	13,740	14,891
Small Business Administration, 4.34%, 3/01/24	119,136	125,690
Small Business Administration, 4.77%, 4/01/24	61,379	65,367
Small Business Administration, 4.99%, 9/01/24	43,192	46,928
Small Business Administration, 4.86%, 1/01/25	57,628	62,319
Small Business Administration, 4.625%, 2/01/25	76,396	81,522

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
U.S. Government Agencies and Equivalents – continued
Small Business Administration, 5.11%, 8/01/25	$75,422	$82,133

		$550,597

Utilities – Electric Power – 1.8%
CMS Energy Corp., 5.05%, 3/15/22	$163,000	$186,438
Empresa Nacional de Electricidad S.A., 4.25%, 4/15/24	2,000	2,073
Enel Finance International S.A., 6.25%, 9/15/17 (n)	140,000	155,815
Exelon Generation Co. LLC, 5.2%, 10/01/19	135,000	151,365
Exelon Generation Co. LLC, 4.25%, 6/15/22	128,000	135,058
Oncor Electric Delivery Co., 4.1%, 6/01/22	245,000	268,685
PPL WEM Holdings PLC, 3.9%, 5/01/16 (n)	310,000	318,590

		$1,218,024

Total Bonds		$44,652,361

Issuer	Shares/Par	Value ($)

UNDERLYING AFFILIATED FUNDS – 33.9%
MFS High Yield Pooled Portfolio (v)	2,467,632	$23,615,243

MONEY MARKET FUNDS – 0.5%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	334,433	$334,433

Total Investments		$68,602,037

OTHER ASSETS, LESS LIABILITIES – 1.5%		1,037,987

Net Assets – 100.0%		$69,640,024

(a)	Non-income producing security.

(d)	In default.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $8,337,757, representing 12.0% of net assets.

(p)	Payment-in-kind security.

(q)	Interest received was less than stated coupon rate.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
AIA Group Ltd., 3.2%, 3/11/25	3/04/15	$244,690	$247,156
APT Pipelines Ltd., 4.2%, 3/23/25	3/16/15	244,743	247,948
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.777%, 12/28/40	3/01/06	284,427	171,392
Falcon Franchise Loan LLC, FRN, 6.855%, 1/05/23	1/18/02	1,556	3,866
Falcon Franchise Loan LLC, FRN, 23.05%, 1/05/25	1/29/03	3,405	11,122
First Union National Bank Commercial Mortgage Trust, FRN, 1.729%, 1/12/43	12/11/03	27	31
Morgan Stanley Capital I, Inc., FRN, 1.418%, 4/28/39	7/20/04	11,152	4,374
Sierra Receivables Funding Co. LLC, 2015-1A, “A”, 2.4%, 3/22/32	3/17/15	229,943	229,953
Total Restricted Securities			$915,842
% of Net assets			1.3%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

5

Portfolio of Investments (unaudited) – continued

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona

Derivative Contracts at 3/31/15

Forward Foreign Currency Exchange Contracts at 3/31/15

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	AUD	Goldman Sachs International	304,987	4/10/15	$241,271	$232,180	$9,091
SELL	AUD	Westpac Banking Corp.	288,822	4/10/15	232,921	219,874	13,047
SELL	CAD	Credit Suisse Group	304,721	4/10/15	258,179	240,571	17,608
SELL	DKK	Goldman Sachs International	1,356,299	4/10/15	213,067	195,211	17,856
SELL	EUR	Deutsche Bank AG	187,542	4/10/15	211,769	201,676	10,093
SELL	EUR	Goldman Sachs International	2,761,518	4/10/15	3,137,757	2,969,638	168,119
SELL	EUR	Merrill Lynch International Bank	1,624,631	4/10/15	1,941,256	1,747,070	194,186
SELL	GBP	Citibank N.A.	159,805	4/10/15	240,281	237,043	3,238
SELL	GBP	Credit Suisse Group	217,267	4/10/15	330,917	322,276	8,641
SELL	GBP	Goldman Sachs International	62,344	4/10/15	94,633	92,476	2,157
SELL	GBP	Merrill Lynch International Bank	217,267	4/10/15	330,914	322,276	8,638
SELL	JPY	Deutsche Bank AG	7,297,286	4/10/15	61,076	60,851	225
SELL	JPY	Goldman Sachs International	84,046,029	4/10/15	714,541	700,843	13,698
SELL	NOK	Barclays Bank PLC	256,917	4/10/15	33,176	31,890	1,286
SELL	NOK	Deutsche Bank AG	579,594	4/10/15	74,977	71,942	3,035
SELL	NOK	Goldman Sachs International	446,867	4/10/15	58,339	55,467	2,872
SELL	NZD	Goldman Sachs International	188,795	4/10/15	146,423	141,033	5,390
SELL	NZD	Westpac Banking Corp.	143,580	4/10/15	110,907	107,257	3,650
SELL	SEK	Credit Suisse Group	277,823	4/10/15	34,585	32,263	2,322
SELL	SEK	Deutsche Bank AG	468,752	4/10/15	57,946	54,435	3,511
SELL	SEK	Goldman Sachs International	992,686	4/10/15	125,326	115,277	10,049
SELL	SEK	Morgan Stanley Capital Services, Inc.	132,440	4/10/15	16,018	15,380	638

							$499,350

Liability Derivatives
SELL	CAD	Deutsche Bank AG	68,988	4/10/15	$54,329	$54,465	$(136)
BUY	EUR	Goldman Sachs International	685,036	4/10/15	796,046	736,663	(59,383)
SELL	NZD	Goldman Sachs International	70,139	4/10/15	50,546	52,395	(1,849)

							$(61,368)

Futures Contracts at 3/31/15

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	46	$5,929,688	June - 2015	$(36,810)

At March 31, 2015, the fund had cash collateral of $68,310 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

Supplemental Information

3/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

The investments of the fund and the MFS High Yield Pooled Portfolio are valued as described below.

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts.

7

Supplemental Information (unaudited) – continued

The following is a summary of the levels used as of March 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$550,597	$—	$550,597
Non-U.S. Sovereign Debt	—	12,217,306	—	12,217,306
Municipal Bonds	—	322,760	—	322,760
U.S. Corporate Bonds	—	21,796,955	—	21,796,955
Residential Mortgage-Backed Securities	—	409,095	—	409,095
Commercial Mortgage-Backed Securities	—	773,082	—	773,082
Asset-Backed Securities (including CDOs)	—	551,375	—	551,375
Foreign Bonds	—	8,031,191	—	8,031,191
Mutual Funds	23,949,676	—	—	23,949,676
Total Investments	$23,949,676	$44,652,361	$—	$68,602,037

Other Financial Instruments
Futures Contracts	$(36,810)	$—	$—	$(36,810)
Forward Foreign Currency Exchange Contracts	—	437,982	—	437,982

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$69,249,238
Gross unrealized appreciation	2,103,030
Gross unrealized depreciation	(2,750,231)
Net unrealized appreciation (depreciation)	$(647,201)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS High Yield Pooled Portfolio	2,497,529	73,068	(102,965)	2,467,632
MFS Institutional Money Market Portfolio	845,214	5,068,525	(5,579,306)	334,433

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS High Yield Pooled Portfolio	$29,005	$—	$361,175	$23,615,243
MFS Institutional Money Market Portfolio	—	—	104	334,433

	$29,005	$—	$361,279	$23,949,676

8

Supplemental Information (unaudited) – continued

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2015, are as follows:

United States	65.1%
United Kingdom	6.0%
Italy	4.0%
Japan	3.0%
Canada	2.8%
France	2.6%
Netherlands	2.4%
Australia	2.0%
Spain	1.5%
Other Countries	10.6%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

9

QUARTERLY REPORT

March 31, 2015

MFS® TECHNOLOGY PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

3/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 96.2%
Broadcasting – 4.5%
Discovery Communications, Inc., “C” (a)	4,970	$146,491
Time Warner, Inc.	24,928	2,104,920
Twenty-First Century Fox, Inc.	58,341	1,974,259
Walt Disney Co.	3,909	410,015

		$4,635,685

Brokerage & Asset Managers – 1.4%
Allied Minds PLC (a)	90,300	$930,960
Intercontinental Exchange, Inc.	2,187	510,162

		$1,441,122

Business Services – 6.4%
Accenture PLC, “A”	6,802	$637,279
Cognizant Technology Solutions Corp., “A” (a)	20,739	1,293,906
Equifax, Inc.	5,642	524,706
Fidelity National Information Services, Inc.	17,813	1,212,353
FleetCor Technologies, Inc. (a)	5,774	871,412
Gartner, Inc. (a)	6,865	575,630
Global Payments, Inc.	8,050	738,024
IHS, Inc., “A” (a)	1,310	149,026
Wex, Inc. (a)	5,343	573,625

		$6,575,961

Computer Software – 14.4%
Adobe Systems, Inc. (a)	22,263	$1,646,126
Intuit, Inc.	11,530	1,117,949
Microsoft Corp.	57,411	2,334,044
Oracle Corp.	97,238	4,195,820
Qlik Technologies, Inc. (a)	20,344	633,309
Red Hat, Inc. (a)	20,511	1,553,708
Salesforce.com, Inc. (a)	49,073	3,278,567

		$14,759,523

Computer Software – Systems – 18.1%
Apple, Inc. (s)	46,419	$5,775,916
CDW Corp.	24,170	900,091
EMC Corp.	128,280	3,278,837
Guidewire Software, Inc. (a)	10,668	561,243
Hewlett-Packard Co. (s)	116,242	3,622,101
Hortonworks, Inc. (a)	13,388	319,170
Kinaxis, Inc. (a)	16,272	340,459
Proofpoint, Inc. (a)	6,586	390,023
Qualys, Inc. (a)	11,803	548,603
Sabre Corp.	22,522	547,285
ServiceNow, Inc. (a)	10,174	801,508
SS&C Technologies Holdings, Inc.	10,765	670,660
Vantiv, Inc., “A” (a)	11,909	448,969
Zendesk, Inc. (a)	13,276	301,232

		$18,506,097

Consumer Services – 2.9%
Priceline Group, Inc. (a)	2,575	$2,997,686

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Electrical Equipment – 2.5%
Amphenol Corp., “A”	16,695	$983,836
Solaredge Technologies, Inc. (a)	16,240	356,143
TE Connectivity Ltd.	16,063	1,150,432

		$2,490,411

Electronics – 9.1%
Altera Corp.	21,470	$921,278
Avago Technologies Ltd.	6,551	831,846
Broadcom Corp., “A”	38,997	1,688,375
Cypress Semiconductor Corp.	60,547	854,318
JDS Uniphase Corp. (a)	98,081	1,286,823
Mellanox Technologies Ltd. (a)	13,195	598,261
Microchip Technology, Inc.	51,646	2,525,489
NXP Semiconductors N.V. (a)	4,441	445,699
Silicon Laboratories, Inc. (a)	3,097	157,235

		$9,309,324

Entertainment – 0.7%
AMC Networks, Inc., “A” (a)	8,514	$652,513

Internet – 20.7%
Alibaba Group Holding Ltd., ADR (a)	3,733	$310,735
eBay, Inc. (a)	22,212	1,281,188
Facebook, Inc., “A “ (a)	58,043	4,772,005
Google, Inc., “A” (a)(s)	14,932	8,282,780
Google, Inc., “C” (a)	928	508,544
LinkedIn Corp., “A” (a)	6,547	1,635,833
Twitter, Inc. (a)	24,032	1,203,523
Yahoo!, Inc. (a)	59,676	2,651,703
Yelp, Inc. (a)	11,473	543,247

		$21,189,558

Network & Telecom – 4.0%
Cisco Systems, Inc.	104,618	$2,879,610
Juniper Networks, Inc.	25,988	586,809
Palo Alto Networks, Inc. (a)	3,908	570,881

		$4,037,300

Other Banks & Diversified Financials – 7.4%
MasterCard, Inc., “A”	36,818	$3,180,707
Visa, Inc., “A”	67,236	4,397,907

		$7,578,614

Specialty Stores – 2.9%
Amazon.com, Inc. (a)	7,960	$2,961,916

Telecommunications – Wireless – 1.2%
American Tower Corp., REIT	8,126	$765,063
SBA Communications Corp. (a)	3,712	434,675

		$1,199,738

Total Common Stocks		$98,335,448

1

Portfolio of Investments (unaudited) – continued

Issuer/Expiration Date/Strike Price	Number of Contracts	Value ($)

CALL OPTIONS PURCHASED – 0.2%
Network & Telecom – 0.2%
Cisco Systems, Inc. – January 2016 @ $27	1,049	$241,270

PUT OPTIONS PURCHASED – 0.1%
Computer Software – 0.1%
CommVault Systems, Inc. – July 2015 @ $50	45	$26,100

Computer Software – Systems – 0.0%
Avnet, Inc. – May 2015 @ $45	92	$17,020

Electronics – 0.0%
Amkor Technology, Inc. – May 2015 @ $10	90	$11,250
ON Semiconductor Corp. – May 2015 @ $12	119	6,545

		$17,795

Entertainment – 0.0%
DreamWorks Animation SKG, Inc. – September 2015 @ $25	48	$16,320

Total Put Options Purchased		$77,235

Issuer	Shares/Par
MONEY MARKET FUNDS – 4.0%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	4,115,789	$4,115,789

Total Investments		$102,769,742

Issuer/Expiration Date/Strike Price	Number of Contracts
CALL OPTIONS WRITTEN – 0.0%
Computer Software – 0.0%
Oracle Corp. – April 2015 @ $44	(47)	$(1,222)
Red Hat, Inc. – April 2015 @ $80	(29)	(725)

		$(1,947)

Computer Software – Systems – 0.0%
Apple, Inc. – April 2015 @ $130	(102)	$(7,140)
EMC Corp. – April 2015 @ $25.50	(58)	(2,900)
Hewlett-Packard Co. – April 2015 @ $32.50	(63)	(882)

		$(10,922)

Issuer/Expiration Date/Strike Price	Number of Contracts	Value ($)

CALL OPTIONS WRITTEN – continued
Electronics – 0.0%
Avago Technologies Ltd. – April 2015 @ $130	(32)	$(8,640)
NXP Semiconductors N.V. – April 2015 @ $100	(30)	(10,200)

		$(18,840)

Network & Telecom – 0.0%
Palo Alto Networks, Inc. – April 2015 @ $150	(16)	$(3,680)

Total Call Options Written		$(35,389)

PUT OPTIONS WRITTEN – 0.0%
Brokerage & Asset Managers – 0.0%
Nasdaq Stock Market, Inc. – April 2015 @ $48	(40)	$(200)

Business Services – 0.0%
Accenture PLC, “A” – April 2015 @ $89.50	(28)	$(1,176)

Computer Software – 0.0%
Red Hat, Inc. – April 2015 @ $60	(29)	$(29)

Total Put Options Written		$(1,405)

Issuer	Shares/Par
SECURITIES SOLD SHORT – (1.2)%
Computer Software – Systems – (0.3)%
Arrow Electronics, Inc. (a)	(5,100)	$(311,865)

Electronics – (0.9)%
Fairchild Semiconductor International, Inc. (a)	(19,500)	$(354,510)
Linear Technology Corp.	(10,800)	(505,440)

		$(859,950)

Total Securities Sold Short		$(1,171,815)

OTHER ASSETS, LESS LIABILITIES – 0.7%		684,169

Net Assets – 100.0%		$102,245,302

(a)	Non-income producing security.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and certain derivative transactions.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

At March 31, 2015, the fund had cash collateral of $244,866 and other liquid securities with an aggregate value of $1,785,101 to cover any commitments for securities sold short and certain derivative contracts.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

3/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

3

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as written options. The following is a summary of the levels used as of March 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$96,209,042	$60,915	$—	$96,269,957
United Kingdom	930,960	—	—	930,960
Netherlands	445,699	—	—	445,699
Israel	356,143	—	—	356,143
Canada	340,459	—	—	340,459
China	310,735	—	—	310,735
Mutual Funds	4,115,789	—	—	4,115,789
Total Investments	$102,708,827	$60,915	$—	$102,769,742
Short Sales	$(1,171,815)	$—	$—	$(1,171,815)

Other Financial Instruments
Written Options	$(36,594)	$(200)	$—	$(36,794)

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $930,960 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$77,111,167
Gross unrealized appreciation	26,285,565
Gross unrealized depreciation	(626,990)
Net unrealized appreciation (depreciation)	$25,658,575

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	5,425,072	5,158,285	(6,467,568)	4,115,789

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,034	$4,115,789

4

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS VARIABLE INSURANCE TRUST II

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: May 13, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: May 13, 2015

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 13, 2015

*	Print name and title of each signing officer under his or her signature.